[BACKGROUND GRAPHICS OMITTED]
SEI INVESTMENTS





                             Semi-Annual Report as of March 31, 2003 (Unaudited)



                                                 SEI Institutional Managed Trust



                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS



-------------------------------------------------------------

Statements of Net Assets/Schedule of Investments           1
-------------------------------------------------------------
Statement of Assets and Liabilities                       81
-------------------------------------------------------------
Statements of Operations                                  82
-------------------------------------------------------------
Statement of Changes in Net Assets                        84
-------------------------------------------------------------
Financial Highlights                                      88
-------------------------------------------------------------
Notes to Financial Statements                             90
-------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)



Tax-Managed Large Cap Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.9%
AEROSPACE & DEFENSE -- 1.8%
   Boeing                            300,750     $     7,537
   General Dynamics                    5,600             308
   Goodrich                          124,800           1,755
   Honeywell International            33,900             724
   Lockheed Martin                    14,600             694
   Northrop Grumman                    2,517             216
   Raytheon                          203,200           5,765
   Rockwell Collins                  104,200           1,914
   Textron                             5,300             146
   Titan*                              3,800              28
   United Technologies               124,972           7,221
                                                  ----------
                                                      26,308
                                                  ----------
AIR TRANSPORTATION -- 0.1%
   FedEx                              13,400             738
   JetBlue Airways*                    4,400             122
   Northwest Airlines*                26,000             179
   Skywest                             8,800              91
   Southwest Airlines                 37,900             544
                                                  ----------
                                                       1,674
                                                  ----------
APPAREL/TEXTILES -- 0.5%
   Cintas                            123,200           4,053
   Jones Apparel Group*                4,900             134
   Liz Claiborne (B)                  32,400           1,002
   Mohawk Industries*                  1,900              91
   VF                                 64,800           2,439
                                                  ----------
                                                       7,719
                                                  ----------
AUTOMOTIVE -- 0.8%
   Autoliv                           124,200           2,480
   Dana                              172,100           1,215
   Delphi                            113,100             772
   Ford Motor                         79,900             601
   General Motors                     92,900           3,123
   Harley-Davidson                    12,500             496
   Harsco                              2,300              70
   ITT Industries                      4,000             214
   Lear*                               1,400              50
   Magna International, Cl A          45,000           2,353
   Paccar                              5,650             284
   Visteon                            12,300              73
                                                  ----------
                                                      11,731
                                                  ----------



-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BANKS -- 8.5%
   AmSouth Bancorp                    18,100     $       360
   Astoria Financial                 132,900           3,087
   Bank of America                   260,000          17,378
   Bank of Hawaii                        100               3
   Bank of New York                   14,500             297
   Bank One                           47,700           1,651
   Banknorth Group                     4,600             100
   BB&T                               22,800             717
   Charter One Financial               8,930             247
   Citizens Banking                    1,800              43
   Comerica                          106,900           4,049
   Commerce Bancorp                      800              32
   Commercial Federal                 44,000             956
   Compass Bancshares                  4,000             125
   Fifth Third Bancorp                19,470             976
   First Tennessee National           13,800             548
   FirstMerit                          5,200              96
   FleetBoston Financial             396,700           9,473
   Golden West Financial              93,200           6,704
   Greater Bay Bancorp                 3,700              53
   Greenpoint Financial               87,100           3,903
   Hibernia, Cl A                      1,800              31
   HSBC Holdings ADR*                 39,002           1,994
   Huntington Bancshares              12,900             240
   Independence Community Bank         1,400              37
   JP Morgan Chase                   338,200           8,019
   Keycorp                           284,800           6,425
   M&T Bank                            3,500             275
   Marshall & Ilsley                   9,200             235
   Mellon Financial                   25,100             534
   Mercantile Bankshares               1,300              44
   National City                     253,700           7,066
   National Commerce Financial         7,800             185
   North Fork Bancorporation
     NY Shares                        17,300             509
   Northern Trust                    153,000           4,659
   Peoples Bank Bridgeport             2,000              51
   PNC Financial Services Group        4,800             203
   Popular                             4,700             160
   Provident Financial Group           6,100             130
   Regions Financial                  40,700           1,319
   Roslyn Bancorp                      3,000              54
   Silicon Valley Bancshares*          3,100              56
   SouthTrust                         15,500             396
   Sovereign Bancorp                  15,600             216
   State Street                      286,040           9,047
   SunTrust Banks                     10,300             542
   TCF Financial                       2,200              88
   Union Planters                      9,450             248
   UnionBanCal                        89,300           3,520




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003          1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
-------------------------------------------------------------
   US Bancorp                         73,261      $    1,391
   Wachovia                          374,700          12,766
   Washington Mutual                 387,868          13,680
   Wells Fargo                        66,000           2,969
   Whitney Holding                     1,600              55
   Zions Bancorporation                1,600              68
                                                  ----------
                                                     128,010
                                                  ----------
BEAUTY PRODUCTS -- 2.9%
   Avon Products                      22,780           1,300
   Colgate-Palmolive                 216,344          11,778
   Gillette                          484,207          14,981
   International Flavors & Fragrances  6,200             193
   Procter & Gamble                  167,538          14,919
                                                  ----------
                                                      43,171
                                                  ----------
BIOTECHNOLOGY -- 1.4%
   Affymetrix*                         2,100              54
   Amgen (B)*                        345,295          19,872
   Biogen*                             5,600             168
   Charles River Laboratories
     International*                    3,200              82
   Genentech*                          7,400             259
   Genzyme - General Division*         8,700             317
   ICOS*                               2,300              43
                                                  ----------
                                                      20,795
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.0%
   AOL Time Warner*                  316,510           3,437
   Belo, Cl A                          1,100              22
   Cablevision Systems, Cl A*         19,800             376
   Clear Channel Communications*     258,820           8,779
   Comcast, Cl A (B)*                208,085           5,949
   Comcast, Special Cl A*              9,400             258
   COX Communications, Cl A (B)*     264,780           8,237
   Cumulus Media, Cl A*                4,800              70
   Dow Jones                             900              32
   Entravision Communications, Cl A*   4,300              23
   Fox Entertainment Group, Cl A*      9,000             240
   Gannett                            93,050           6,554
   Hearst-Argyle Television*           1,400              29
   Hispanic Broadcasting*              2,071              43
   Hughes Electronics, Cl H*          36,400             408
   Knight-Ridder                       2,400             140
   Lamar Advertising*                  1,800              53
   Liberty Media, Cl A*            1,053,401          10,250
   McClatchy, Cl A                     1,900             102
   McGraw-Hill                        24,490           1,361
   New York Times, Cl A               29,600           1,277
   Omnicom Group                      10,000             542
   Radio One, Cl D*                    9,300             123
   RR Donnelley & Sons                93,700           1,717


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Tribune                             9,800     $       441
   Univision Communications, Cl A*   109,850           2,693
   USA Interactive*                   12,259             329
   Valassis Communications*           23,040             608
   Viacom, Cl B*                     169,406           6,187
   Washington Post, Cl B                 200             136
   Westwood One*                       3,500             109
                                                  ----------
                                                      60,525
                                                  ----------
BUILDING & CONSTRUCTION -- 1.0%
   American Standard*                  2,400             165
   Centex                             40,900           2,223
   DR Horton                           3,750              72
   Lafarge North America              46,300           1,345
   Lennar                              2,600             139
   Martin Marietta Materials           1,100              30
   Masco                             427,147           7,954
   Pulte Homes                        70,000           3,511
   York International                  1,400              29
                                                  ----------
                                                      15,468
                                                  ----------
CHEMICALS -- 1.7%
   Air Products & Chemicals            9,900             410
   Ashland                            81,700           2,424
   Dow Chemical                      411,800          11,370
   E.I. Du Pont de Nemours            35,400           1,376
   Eastman Chemical                  101,700           2,948
   Ecolab                              5,600             276
   Engelhard                           7,700             165
   FMC*                               11,900             187
   Hercules*                           6,500              57
   Lubrizol                          115,800           3,475
   Lyondell Chemical                  95,000           1,325
   Millennium Chemicals               87,000           1,016
   OM Group                           20,900             183
   PPG Industries                      6,200             279
   Sigma-Aldrich                       2,700             120
                                                  ----------
                                                      25,611
                                                  ----------
COAL MINING -- 0.0%
   Consol Energy                       2,800              46
   Peabody Energy                      2,200              62
                                                  ----------
                                                         108
                                                  ----------
COMMERCIAL SERVICES -- 2.3%
   AMN Healthcare Services*            7,200              79
   Apollo Group*                       6,450             322
   Cendant (B)*                      756,994           9,614
   ChoicePoint*                        2,600              88
   Deluxe                             52,900           2,123




--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Fluor                               1,500     $        50
   Iron Mountain*                      4,200             161
   Manpower                            2,200              66
   Monsanto                          399,147           6,546
   Paychex (B)                       464,900          12,771
   Pittston Brink's Group             87,400           1,211
   Robert Half International*          5,800              77
   Sabre Holdings*                    67,500           1,074
   ServiceMaster                      14,400             144
   Viad                                3,400              73
                                                  ----------
                                                      34,399
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 2.8%
   Advanced Fibre Communication*       3,900              59
   Andrew*                            18,500             102
   Comverse Technology*               21,100             239
   Crown Castle International*        80,410             442
   EchoStar Communications,
     Cl A (B)*                       335,690           9,695
   Harris                              3,000              83
   Motorola                           94,500             780
   Nokia Oyj ADR (B)                 721,200          10,104
   Nortel Networks*                1,132,400           2,355
   Qualcomm                          454,182          16,378
   RF Micro Devices*                  18,400             111
   Scientific-Atlanta                  5,000              69
   Tellabs*                          306,800           1,776
   Utstarcom*                          4,100              82
                                                  ----------
                                                      42,275
                                                  ----------
COMPUTERS & SERVICES -- 5.7%
   Adaptec*                            5,300              32
   Affiliated Computer Services,
     Cl A*                             4,200             186
   Amazon.com*                         7,700             200
   Apple Computer*                     5,300              75
   Autodesk                            4,100              63
   BISYS Group*                       51,100             834
   Cadence Design Systems*            14,800             148
   Cisco Systems*                  1,004,820          13,043
   Cognizant Technology Solutions*       326              22
   Computer Sciences*                123,500           4,020
   Dell Computer*                    296,730           8,104
   Diebold                             5,800             197
   DST Systems (B)*                   47,300           1,287
   eBay (B)*                         145,092          12,375
   Electronic Data Systems           166,500           2,930
   EMC*                              413,710           2,991
   Emulex*                             1,700              33
   Expedia (B)*                      100,000           5,166
   Hewlett-Packard                   991,127          15,412
   International Business Machines    55,500           4,353
   Jabil Circuit*                      5,300              93


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Juniper Networks*                  14,300     $       117
   Lexmark International*              4,000             268
   Macromedia*                         7,400              89
   Maxtor*                           247,500           1,393
   NCR*                              118,200           2,168
   Network Appliance*                 10,900             122
   Perot Systems, Cl A*               13,400             138
   Quantum*                          132,700             479
   Reynolds & Reynolds, Cl A          62,900           1,591
   Storage Technology*                 6,000             121
   Sun Microsystems*                 145,000             473
   Sungard Data Systems*             108,000           2,300
   Symbol Technologies                 7,600              65
   TMP Worldwide*                     10,000             107
   Unisys*                            12,000             111
   VeriSign*                          14,900             130
   Veritas Software (B)*              94,600           1,663
   WebMD*                             20,600             186
   Western Digital*                  186,800           1,692
                                                  ----------
                                                      84,777
                                                  ----------
CONTAINERS & PACKAGING -- 0.4%
   Ball                                  700              39
   Owens-Illinois*                   264,600           2,392
   Pactiv*                             8,000             163
   Sealed Air*                        10,500             421
   Smurfit-Stone Container (B)*      165,160           2,206
   Sonoco Products                     7,600             159
                                                  ----------
                                                       5,380
                                                  ----------
DATA PROCESSING -- 2.4%
   Acxiom (B)*                         2,400              41
   Automatic Data Processing          79,500           2,448
   Certegy*                            1,400              35
   CSG Systems International*          8,100              70
   Dun & Bradstreet*                   1,600              61
   Fair Isaac                          2,700             137
   First Data                        735,770          27,231
   Fiserv*                           162,050           5,101
   Global Payments                     2,000              61
                                                  ----------
                                                      35,185
                                                  ----------
DRUGS -- 6.3%
   Abbott Laboratories                32,600           1,226
   Allergan                          103,300           7,046
   Bristol-Myers Squibb               83,470           1,764
   Celgene*                            2,000              52
   Eli Lilly                         184,693          10,555
   Forest Laboratories*               13,600             734
   GlaxoSmithKline ADR                97,000           3,413
   ICN Pharmaceuticals                55,700             496





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003          3

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   King Pharmaceuticals*               5,100      $       61
   Medicis Pharmaceutical, Cl A*       1,000              56
   Medimmune*                          7,500             246
   Merck                             149,300           8,179
   Mylan Laboratories                 13,200             379
   Pfizer (B)                      1,184,849          36,920
   Pharmacia                         220,428           9,545
   Schering-Plough                   149,760           2,670
   Watson Pharmaceuticals*            10,600             305
   Wyeth                             284,080          10,744
                                                  ----------
                                                      94,391
                                                  ----------
ELECTRICAL SERVICES -- 2.3%
   Alliant Energy                      3,200              51
   Ameren                              5,600             219
   American Electric Power           168,400           3,848
   American Power Conversion*          7,400             105
   Centerpoint Energy                 56,300             397
   Cinergy                            50,500           1,699
   Consolidated Edison                 9,400             362
   Constellation Energy Group (B)     12,500             347
   Cooper, Cl A                       43,100           1,539
   Dominion Resources                 11,800             653
   DTE Energy                          7,140             276
   Edison International*             230,900           3,161
   Energy East                         2,500              44
   Entergy                           128,900           6,207
   Exelon                             47,700           2,405
   FirstEnergy                         8,400             265
   FPL Group                          55,800           3,288
   Great Plains Energy                 7,100             169
   Hubbell, Cl B                       3,300             103
   Idacorp                             2,900              66
   Kemet*                             12,000              94
   NiSource                            8,600             157
   Northeast Utilities                97,600           1,359
   OGE Energy                          7,500             135
   Pepco Holdings                      1,600              28
   PG&E*                              97,300           1,309
   Pinnacle West Capital              35,900           1,193
   PPL                                 4,900             174
   Progress Energy                     4,700             184
   Public Service Enterprise Group     5,100             187
   Puget Energy                        5,000             107
   Reliant Resources*                 49,669             177
   Southern                           27,600             785
   Texas Genco Holdings                4,585              80
   TXU                                13,800             246
   Wisconsin Energy                  100,600           2,555
   Xcel Energy                        40,300             516
                                                  ----------
                                                      34,490
                                                  ----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRONICS -- 0.5%
   Amphenol, Cl A*                     1,100      $       45
   Arrow Electronics (B)*             91,400           1,344
   Avnet*                             71,800             752
   AVX                                 9,900              89
   Celestica*                        154,700           1,768
   Energizer Holdings*                33,180             846
   Gentex*                             4,500             114
   Solectron*                        341,300           1,031
   Tektronix*                          3,200              55
   Thomas & Betts*                   107,100           1,519
                                                  ----------
                                                       7,563
                                                  ----------
ENTERTAINMENT -- 0.5%
   Brunswick                           2,700              51
   Hasbro                              8,200             114
   International Game Technology*      3,100             254
   Mattel                             19,400             437
   Metro-Goldwyn-Mayer*               50,100             526
   Six Flags*                          8,600              48
   Walt Disney                       391,674           6,666
                                                  ----------
                                                       8,096
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.1%
   Allied Waste Industries*            9,600              77
   Republic Services*                  6,400             127
   Waste Management                   21,300             451
                                                  ----------
                                                         655
                                                  ----------
FINANCIAL SERVICES -- 6.6%
   Affiliated Managers Group*            900              37
   Allied Capital (B)                139,400           2,785
   American Express                   50,500           1,678
   Bear Stearns                       72,300           4,743
   Capital One Financial               7,600             228
   Charles Schwab                  1,309,820           9,457
   Citigroup                         591,870          20,390
   Concord EFS*                      221,800           2,085
   Countrywide Credit Industry (B)    96,650           5,557
   Doral Financial                     1,300              46
   Eaton Vance                         1,300              35
   Equifax                             7,600             152
   Fannie Mae                        135,620           8,863
   Federated Investors, Cl B           3,500              89
   Franklin Resources                  7,700             253
   Freddie Mac                       112,120           5,954
   Goldman Sachs Group               121,300           8,258
   H&R Block                           6,800             290
   Janus Capital Group                21,900             249
   LaBranche*                          1,600              29





--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Legg Mason                          3,600      $      175
   Lehman Brothers Holdings           46,600           2,691
   MBNA                              127,960           1,926
   Merrill Lynch (B)                 180,100           6,376
   Moody's                           176,140           8,143
   Morgan Stanley Dean Witter        179,700           6,891
   Neuberger Berman                    3,100              88
   Nuveen Investments, Cl A            2,400              54
   Providian Financial*               15,500             102
   Raymond James Financial             1,800              47
   SLM                                 7,300             810
   T Rowe Price Group                  5,000             136
   Waddell & Reed Financial, Cl A      7,800             137
                                                  ----------
                                                      98,754
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 4.2%
   Adolph Coors, Cl B                 25,900           1,256
   Albertson's                       111,900           2,109
   Altria Group                      258,300           7,739
   Anheuser-Busch                     34,200           1,594
   Brown-Forman, Cl B                  1,200              92
   Campbell Soup                       7,200             151
   Coca-Cola                         288,759          11,689
   Coca-Cola Enterprises               9,500             178
   ConAgra Foods                      32,100             645
   Constellation Brands, Cl A*         3,000              68
   Dean Foods*                           900              39
   General Mills                      15,700             715
   Hershey Foods                       3,600             226
   HJ Heinz                            4,200             123
   Hormel Foods                        4,000              85
   Kellogg                            12,500             383
   Kroger*                            37,600             494
   Loews                               1,700              32
   McCormick                           4,200             101
   Pepsi Bottling Group                7,200             129
   PepsiAmericas                      77,800             915
   PepsiCo                           302,959          12,118
   RJ Reynolds Tobacco Holdings       30,700             990
   Ruddick                            38,700             476
   Safeway*                          368,400           6,974
   Sara Lee                          303,800           5,681
   Smithfield Foods*                   2,700              48
   Supervalu                         138,700           2,150
   Sysco                              26,900             684
   Tyson Foods, Cl A                 247,245           1,916
   UST                                 8,000             221
   Whole Foods Market*                 2,500             139
   Wm. Wrigley Jr.                    57,010           3,221
                                                  ----------
                                                      63,381
                                                  ----------

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
GAS/NATURAL GAS -- 0.8%
   El Paso                            39,600     $       240
   KeySpan                             2,000              64
   Kinder Morgan                       4,500             203
   Nicor                              33,100             904
   Praxair                           106,600           6,007
   Questar                             4,200             124
   Sempra Energy                     182,700           4,560
                                                  ----------
                                                      12,102
                                                  ----------
HAND/MACHINE TOOLS -- 0.0%
   Black & Decker                      1,500              52
   Illinois Tool Works                 8,100             471
   Snap-On                             3,900              97
                                                  ----------
                                                         620
                                                  ----------
HOTELS & LODGING -- 0.9%
   Extended Stay America*              2,800              28
   Harrah's Entertainment*            53,260           1,901
   Hilton Hotels                      16,500             192
   Marriott International, Cl A      333,588          10,612
   MGM Mirage*                         4,000             117
   Park Place Entertainment*           4,100              29
   Starwood Hotels & Resorts
     Worldwide                        30,560             727
                                                  ----------
                                                      13,606
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.5%
   Clorox                              7,900             365
   Fortune Brands                      4,100             176
   Furniture Brands International*     1,800              35
   General Electric                  397,720          10,142
   Leggett & Platt                   111,500           2,038
   Maytag                              1,200              23
   Newell Rubbermaid                 185,300           5,253
   Whirlpool                          80,400           3,942
                                                  ----------
                                                      21,974
                                                  ----------
INSURANCE -- 5.4%
   21st Century Insurance Group        9,000             112
   Aetna                              64,900           3,200
   Aflac                              19,300             619
   Allmerica Financial*               15,400             216
   Allstate                          221,950           7,362
   AMBAC Financial Group              77,250           3,903
   American International Group (B)  357,898          17,698
   AmerUs Group                        1,200              29
   AON                                13,100             271
   Arthur J Gallagher                  1,900              47
   Chubb                              81,700           3,621




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003          5

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Cigna                              78,400      $    3,584
   Cincinnati Financial                5,900             207
   CNA Financial*                      1,900              43
   Erie Indemnity, Cl A                1,700              62
   Fidelity National Financial         6,941             237
   Hartford Financial Services
     Group                           172,600           6,091
   HCC Insurance Holdings              2,000              51
   Humana*                             8,600              83
   Jefferson-Pilot                     4,200             162
   John Hancock Financial Services     7,800             217
   Lincoln National                   54,800           1,534
   Loews                              58,700           2,339
   Marsh & McLennan                  126,554           5,395
   Metlife (B)                       107,600           2,838
   MGIC Investment                     5,400             212
   Mony Group                          6,100             127
   Nationwide Financial Services,
     Cl A                              3,100              75
   Old Republic International        100,800           2,696
   Oxford Health Plans*                3,700             112
   Partnerre Holdings                 22,400           1,126
   Phoenix                            22,400             162
   PMI Group                          88,400           2,259
   Principal Financial Group          12,600             342
   Progressive                         7,800             463
   Protective Life                     4,000             114
   Prudential Financial               21,600             632
   Radian Group                        2,200              73
   Safeco                              7,900             276
   St. Paul                          210,700           6,700
   Stancorp Financial Group           27,700           1,428
   Torchmark                          31,300           1,120
   Travelers Property Casualty,
     Cl A (B)                         97,450           1,373
   Travelers Property Casualty, Cl B  30,374             429
   UnitedHealth Group                 12,100           1,109
   Unitrin                             1,100              25
                                                  ----------
                                                      80,774
                                                  ----------
LEASING & RENTING -- 0.0%
   GATX                                3,200              46
   United Rentals*                     9,100              88
                                                  ----------
                                                         134
                                                  ----------
MACHINERY -- 0.8%
   AGCO*                               1,800              29
   Applera - Applied Biosystems
     Group                            22,300             353
   Caterpillar (B)                    64,218           3,160
   Crane                               1,700              30
   Cummins                            70,400           1,732
   Danaher                             5,100             335
   Deere                              10,300             404
   Dover                               6,100             148
   Eaton                               3,100             217
   Emerson Electric                    6,600             299

-------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
-------------------------------------------------------------
   Fisher Scientific International*    2,000      $       56
   Flowserve*                         12,000             140
   Johnson Controls                   26,700           1,934
   Mettler Toledo International*       2,300              68
   Millipore*                          1,400              46
   MKS Instruments*                    3,500              44
   NACCO Industries, Cl A              2,800             129
   Pall                                9,500             190
   Parker Hannifin                     3,700             143
   Pentair                             2,400              85
   PerkinElmer                        23,900             212
   Rockwell Automation                 6,000             124
   SPX*                                2,100              72
   Tecumseh Products, Cl A            41,300           1,692
   Thermo Electron*                    7,000             127
   Waters*                             5,800             123
                                                  ----------
                                                      11,892
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 4.6%
   Advanced Medical Optics*            2,444              33
   AdvancePCS*                         1,600              45
   AmerisourceBergen                   2,887             152
   Anthem*                             3,374             224
   Bausch & Lomb                      62,400           2,052
   Baxter International               26,000             485
   Beckman Coulter                     1,200              41
   Becton Dickinson                    1,300              45
   Biomet                             10,050             308
   Boston Scientific*                 17,200             701
   C.R. Bard                           1,900             120
   Cardinal Health                    85,200           4,854
   Caremark Rx*                        7,300             132
   Chiron*                             3,700             139
   Cytyc*                              6,000              78
   DaVita*                             3,100              64
   Express Scripts*                    1,100              61
   First Health Group*                 3,400              86
   Gilead Sciences*                    7,500             315
   Guidant*                           13,700             496
   HCA                               183,600           7,594
   Health Management Associates,
     Cl A                             14,000             266
   Health Net*                         3,200              86
   IMS Health                        131,744           2,057
   Johnson & Johnson                 353,547          20,460
   Laboratory of America Holdings*     5,300             157
   Lincare Holdings*                   3,500             107
   Manor Care*                         3,700              71
   McKesson                           10,300             257
   Medtronic                         557,573          25,158
   Omnicare                            1,500              41
   Orthodontic Centers of America*     7,800              41
   Patterson Dental*                   1,400              64
   Pharmaceutical Product
     Development* 4,300                                  115





--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Quest Diagnostics*                  2,400      $      143
   St. Jude Medical*                   7,900             385
   Steris*                             5,400             141
   Stryker                             6,100             419
   Tenet Healthcare*                  18,100             302
   Universal Health Services, Cl B*    1,600              65
   WellPoint Health Networks*          5,800             445
   Zimmer Holdings*                    9,300             452
                                                  ----------
                                                      69,257
                                                  ----------
METALS & MINING -- 0.2%
   Alcoa                              31,800             616
   Crown Holdings (B)*               213,400           1,199
   Freeport-McMoran Copper &
     Gold, Cl B*                         4,200            72
   Newmont Mining                     14,100             369
   Timken                             66,600           1,040
                                                  ----------
                                                       3,296
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Tyco International (B)            367,600           4,727
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 1.0%
   3M                                 72,365           9,410
   Avery Dennison                      4,100             240
   Herman Miller                       1,900              31
   IKON Office Solutions             205,800           1,461
   Pitney Bowes                        8,900             284
   Steelcase, Cl A                     3,900              37
   Xerox*                            326,100           2,837
                                                  ----------
                                                      14,300
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.0%
   RPM International                   3,000              31
   Sherwin-Williams                    6,200             164
                                                  ----------
                                                         195
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.4%
   Boise Cascade                       1,200              26
   Bowater                             1,600              60
   Georgia-Pacific                   106,502           1,480
   International Paper                56,932           1,924
   Kimberly-Clark                     19,800             900
   MeadWestvaco                       71,413           1,627
   Temple-Inland                       1,100              41
   Weyerhaeuser                        6,500             311
                                                  ----------
                                                       6,369
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 5.6%
   Amerada Hess                       53,000           2,346
   Anadarko Petroleum                 65,100           2,962

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Apache                             48,951      $    3,022
   Baker Hughes                        3,600             108
   BJ Services*                        3,100             107
   Burlington Resources                6,200             296
   ChevronTexaco                     152,131           9,835
   Cimarex Energy*                     2,285              44
   ConocoPhillips                    315,400          16,905
   Devon Energy                        4,140             200
   ENSCO International                 6,000             153
   Equitable Resources                   900              34
   Exxon Mobil                       353,282          12,347
   Forest Oil*                         2,300              51
   GlobalSantaFe                      94,200           1,945
   Grant Prideco*                      9,100             110
   Halliburton                        28,500             591
   Helmerich & Payne                   4,300             110
   Kerr-McGee                          6,500             264
   Marathon Oil                      137,900           3,305
   Murphy Oil                          7,800             345
   National-Oilwell*                   6,500             146
   Newfield Exploration*               5,100             173
   Occidental Petroleum              312,100           9,351
   Ocean Energy                        7,500             150
   Patterson-UTI Energy*               7,000             227
   Pioneer Natural Resources*          9,900             248
   Pogo Producing                      6,900             274
   Premcor*                            1,800              46
   Rowan                              11,200             220
   Schlumberger                      180,051           6,844
   Smith International*                7,200             254
   Sunoco                              2,400              88
   Tidewater                           1,900              55
   Transocean                        428,088           8,754
   Valero Energy                      55,324           2,289
   Varco International*                4,700              86
   XTO Energy                         14,267             271
                                                  ----------
                                                      84,556
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
   Eastman Kodak (B)                 323,800           9,584
                                                  ----------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe      277,000           6,897
   CSX (B)                           157,100           4,481
   Norfolk Southern                  303,200           5,627
   Union Pacific                      55,500           3,053
                                                  ----------
                                                      20,058
                                                  ----------
REAL ESTATE -- 0.0%
   Catellus Development*               2,700              57
                                                  ----------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003          7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   AMB Property                        3,400      $       96
   Apartment Investment &
     Management, Cl A                  4,200             153
   Archstone-Smith Trust               9,100             200
   Arden Realty                        1,400              32
   Boston Properties                   3,200             121
   CarrAmerica Realty                  3,400              86
   Crescent Real Estate Equity         2,000              29
   Duke Realty                        11,100             300
   Equity Office Properties Trust     20,100             512
   Equity Residential                 17,900             431
   Highwoods Properties                1,500              31
   Host Marriott*                     19,800             137
   iStar Financial                     4,600             134
   Liberty Property Trust              3,300             103
   Mack-Cali Realty                    4,800             149
   Plum Creek Timber                   2,900              63
   Prologis                           12,100             306
   Public Storage                      4,100             124
   Simon Property Group                7,100             254
   Vornado Realty Trust                3,000             107
                                                  ----------
                                                       3,368
                                                  ----------
RETAIL -- 6.9%
   99 Cents Only Stores*               1,700              43
   Abercrombie & Fitch, Cl A*          4,600             138
   American Eagle Outfitters*          2,100              31
   Autonation*                        18,800             240
   Autozone*                           3,200             220
   Barnes & Noble*                     1,700              32
   Bed Bath & Beyond*                 11,400             394
   Best Buy*                          10,250             277
   Big Lots*                           6,400              72
   BJ's Wholesale Club*                9,000             102
   Blockbuster, Cl A                  98,500           1,684
   Brinker International*              4,100             125
   Carmax*                             4,080              60
   CBRL Group                          5,000             137
   CDW Computer Centers*               3,590             147
   CEC Entertainment*                  2,000              54
   Cheesecake Factory*                 1,500              48
   CVS                                14,900             355
   Darden Restaurants                176,700           3,154
   Dillard's, Cl A                     4,800              62
   Dollar Tree Stores*                 6,300             125
   Family Dollar Stores               63,120           1,949
   Federated Department Stores*      183,700           5,147
   Foot Locker                        10,700             115
   GameStop*                           2,900              35
   Gap                                25,900             375
   Home Depot                        299,800           7,303


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   JC Penney                          18,200      $      358
   Kohl's*                           241,800          13,681
   Krispy Kreme Doughnuts*             1,600              54
   Limited                            18,900             243
   Lowe's                            192,080           7,841
   May Department Stores             149,700           2,978
   McDonald's                        452,800           6,548
   MSC Industrial Direct, Cl A*        4,000              64
   Neiman-Marcus Group, Cl A*          1,800              52
   Nike, Cl B                          3,100             159
   Nordstrom                           4,900              79
   O'Reilly Automotive*                1,800              49
   Office Depot*                      18,100             214
   Outback Steakhouse                  2,800              99
   Petsmart*                           3,400              43
   Reebok International*               2,100              69
   Ross Stores                         2,600              94
   Ruby Tuesday                        2,600              53
   Saks*                              12,000              92
   Sears Roebuck (B)                 513,800          12,408
   Staples*                          320,700           5,878
   Starbucks*                         16,700             430
   Talbots                             1,200              31
   Target                              2,400              70
   Tiffany                             2,600              65
   TJX                                24,000             422
   Toys "R" Us*                       15,900             133
   Wal-Mart Stores                   414,560          21,570
   Walgreen                          237,070           6,989
   Williams-Sonoma*                    4,000              87
   Yum! Brands*                        9,600             234
                                                  ----------
                                                     103,511
                                                  ----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber              121,600           1,483
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Advanced Micro Devices*             7,200              44
   Altera*                            12,800             173
   Analog Devices*                    22,100             608
   Applied Materials*                 19,700             248
   Broadcom, Cl A*                     7,000              86
   Cypress Semiconductor*             12,500              86
   Fairchild Semiconductor
     International, Cl A*              3,400              36
   Integrated Device Technology*       9,200              73
   Intel                           1,189,850          19,371
   International Rectifier*            1,900              37
   Intersil, Cl A*                     5,500              86
   Kla-Tencor*                         6,100             219
   Lam Research*                       2,600              30
   Linear Technology                  10,900             336





--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Maxim Integrated Products           9,800      $      354
   Microchip Technology                7,300             145
   National Semiconductor*            14,600             249
   Novellus Systems*                  10,600             289
   Nvidia*                            15,700             202
   PMC - Sierra*                       6,600              39
   QLogic*                             4,300             160
   Semtech*                           11,500             174
   Teradyne*                          18,800             219
   Texas Instruments                 448,720           7,346
   Xilinx*                            22,000             515
                                                  ----------
                                                      31,125
                                                  ----------
SOFTWARE -- 3.3%
   Adobe Systems                       9,900             305
   Advent Software*                    2,800              34
   BEA Systems*                       19,700             201
   BMC Software*                       8,900             134
   Checkfree*                          3,200              72
   Citrix Systems*                    28,500             375
   Computer Associates International  24,600             336
   Electronic Arts (B)*               88,406           5,184
   Intuit*                            43,110           1,604
   Mercury Interactive*                1,000              30
   Microsoft                       1,554,140          37,626
   Network Associates*                 8,800             121
   Oracle*                           163,500           1,774
   Peoplesoft*                        12,700             194
   Siebel Systems*                    22,800             183
   Sybase*                             2,400              31
   Symantec*                           6,000             235
   Yahoo*                             13,400             322
                                                  ----------
                                                      48,761
                                                  ----------
STEEL & STEEL WORKS -- 0.0%
   Nucor                               2,300              88
   Shaw Group*                         7,600              76
   United States Steel                 2,600              26
                                                  ----------
                                                         190
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.8%
   Alltel                              9,800             439
   AT&T                               15,180             246
   AT&T Wireless Services*           127,100             839
   BellSouth                         180,100           3,903
   CenturyTel                          3,400              94
   CIENA*                              5,500              24
   Citizens Communications*           22,700             226
   Corning (B)*                      608,400           3,553
   Nextel Communications, Cl A*       43,100             577



-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Polycom*                           11,200      $       90
   Qwest Communications
     International*                  746,100           2,604
   SBC Communications                435,794           8,742
   Sprint-FON Group                  518,200           6,089
   Sprint-PCS Group*                  19,100              83
   US Cellular*                       11,000             260
   Verizon Communications            412,500          14,582
   West*                               2,600              46
                                                  ----------
                                                      42,397
                                                  ----------
TRUCKING -- 1.3%
   CH Robinson Worldwide               3,200             105
   Expeditors International
     Washington (B)                  223,400           8,031
   Navistar International*             1,400              35
   Swift Transportation*               2,900              46
   United Parcel Service             184,646          10,525
                                                  ----------
                                                      18,742
                                                  ----------
WHOLESALE -- 1.0%
   Costco Wholesale (B)*             235,556           7,074
   Fastenal (B)                       70,400           1,984
   Genuine Parts                      86,400           2,636
   Ingram Micro, Cl A*               155,200           1,712
   Tech Data*                         49,419           1,183
   W.W. Grainger                       4,800             206
                                                  ----------
                                                      14,795
                                                  ----------
Total Common Stock
   (Cost $1,684,016)                               1,468,339
                                                  ----------

U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bills (A)
        1.670%, 08/28/03              $5,000           4,977
        1.140%, 09/25/03                 200             199
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $5,175)                                       5,176
                                                  ----------

CORPORATE OBLIGATIONS -- 2.4%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.1%
   American Express Credit (C)
        1.281%, 12/17/03               2,654           2,655
        1.260%, 01/13/04                 885             885
   American Honda Finance (C)
        1.251%, 03/15/04               2,212           2,212
   CC USA (C)
        1.350%, 04/11/03               1,062           1,061
   CIT Group (C)
        2.432%, 12/05/03               1,380           1,370
        1.807%, 04/07/03               2,078           2,078




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003          9

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Large Cap Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Countrywide Home Loans (C)
        1.630%, 01/13/04             $ 1,461      $    1,461
        1.567%, 12/10/03               1,168           1,168
        1.547%, 05/22/03               1,415           1,417
   General Electric Capital (C)
        1.360%, 07/28/03               1,769           1,769
        1.280%, 01/28/04                 885             885
   Goldman Sachs Group (C)
        1.377%, 08/04/03               1,769           1,769
   Halogen Funding (C)
        1.300%, 04/08/03                 708             708
   Household Finance (C)
        2.330%, 08/01/03               1,769           1,764
        1.779%, 04/07/03               1,239           1,239
        1.727%, 09/12/03                 425             426
        1.690%, 05/30/03                 531             531
   International Lease Finance (C)
        1.581%, 10/03/03                 354             356
   John Hancock Global Funding (C)
        1.339%, 04/02/03               1,769           1,771
   Lehman Brothers Holdings (C)
        1.446%, 04/04/03               1,321           1,326
   Liberty Light US Capital (C)
        1.363%, 05/15/03               1,769           1,769
        1.280%, 01/21/04               1,769           1,769
   USA Education (C)
        1.321%, 01/23/04                 630             631
   Washington Mutual Bank (C)
        1.414%, 05/27/03                 354             354
                                                  ----------
                                                      31,374
                                                  ----------
MACHINERY -- 0.3%
   Caterpillar (C)
        1.341%, 07/09/03               1,769           1,770
        1.341%, 04/08/04               1,062           1,064
        1.304%, 03/05/04                 814             816
        1.233%, 05/05/03                 991             992
                                                  ----------
                                                       4,642
                                                  ----------
Total Corporate Obligations
   (Cost $36,016)                                     36,016
                                                  ----------

COMMERCIAL PAPER -- 2.1%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.1%
   Aquinas Funding (C)
        1.300%, 04/07/03               1,239           1,235
        1.183%, 06/13/03               1,769           1,764
   Asap Funding (C)
        1.261%, 05/01/03                 993             992
        1.243%, 06/17/03                 885             882


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Atlantis One Funding (C)
        1.183%, 06/24/03             $ 3,539      $    3,527
   Edison Asset (C)
        1.237%, 09/03/03               1,769           1,758
   Hannover Funding (C)
        1.320%, 04/07/03               2,008           2,007
   Mortgage Interest Networking
     Trust (C)
        1.274%, 07/02/03               3,539           3,527
   Polonius (C)
        1.203%, 06/11/03               1,769           1,764
   Scaldis Capital (C)
        1.423%, 05/20/03                 489             486
        1.413%, 05/27/03               1,016           1,009
        1.315%, 07/14/03               1,769           1,758
   Sigma Finance (C)
        1.361%, 08/19/03                 885             885
        1.334%, 06/17/03                 872             867
        1.315%, 07/14/03               1,769           1,758
   Tannehill Capital (C)
        1.315%, 07/10/03               1,062           1,062
        1.302%, 05/21/03               1,769           1,764
        1.286%, 08/06/03                 708             704
   White Pine Finance (C)
        1.232%, 05/12/03                 767             765
   Witmer Funding (C)
        1.283%, 06/12/03                 708             705
        1.282%, 05/12/03               1,769           1,766
        1.281%, 04/14/03               1,062           1,060
                                                  ----------
Total Commercial Paper
   (Cost $32,045)                                     32,045
                                                  ----------

CASH EQUIVALENTS -- 0.4%
   American Select Cash Reserve
     Fund (C)                      3,538,743           3,539
   First Union Cash Management
     Program                       3,037,601           3,038
                                                  ----------
Total Cash Equivalents
   (Cost $6,577)                                       6,577
                                                  ----------




--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.9%
   ABN Amro
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $25,650,367 (collateralized by
     FNMA obligations, total market
     value: $26,162,430)             $25,649      $   25,649
   Lehman Brothers (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $884,719 (collateralized by
     FNMA obligations, total market
     value: $902,441)                    885             885
   Morgan Stanley Dean Witter
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $1,421,076 (collateralized by
     FNMA obligations, total market
     value: $1,452,045)                1,421           1,421
   UBS Paine Webber (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $15,212,571 (collateralized by
     FNMA obligations, total market
     value: $15,516,326)              15,212          15,212
                                                  ----------
Total Repurchase Agreements
   (Cost $43,167)                                     43,167
                                                  ----------
Total Investments -- 106.1%
   (Cost $1,806,996)                               1,591,320
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (6.1%)
Payable upon Return on Securities Loaned             (87,697)
Investment Advisory Fees Payable                        (534)
Administrator Fees Payable                              (446)
Shareholder Servicing Fees Payable                       (76)
Other Assets and Liabilities                          (2,936)
                                                  ----------
Total Other Assets & Liabilities, Net                (91,689)
                                                  ----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 191,939,909 outstanding shares
   of beneficial interest                         $2,372,816
Paid-in-Capital -- Class Y
   (unlimited authorization -- no par value)
   based on 425,432 outstanding shares
   of beneficial interest                              4,220
Undistributed net investment income                    3,554
Accumulated net realized loss on investments        (665,739)
Net unrealized depreciation on investments          (215,676)
Net unrealized appreciation on futures contracts         456
                                                  ----------
Total Net Assets -- 100.0%                         $1,499,631
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $7.80
                                                       =====

Net Asset Value, Offering and Redemption
   Price Per Share -- Class Y                           $7.80
                                                       =====

* Non-income producing security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $81,866,095.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $87,696,770 (see Note 10).
ADR -- American Depository Receipt
Cl -- Class

FNMA -- Federal National Mortgage Association



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         11

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 99.3%
AEROSPACE & DEFENSE -- 3.2%
   Boeing                            322,381      $    8,079
   General Dynamics                  160,713           8,850
   Goodrich                          336,524           4,731
   Honeywell International           344,516           7,359
   Lockheed Martin                   312,950          14,881
   Northrop Grumman (B)              259,001          22,222
   Raytheon                          183,953           5,219
   Rockwell Collins                  242,360           4,452
   Textron                            54,539           1,498
   Titan*                              2,850              21
   United Technologies               300,962          17,390
                                                  ----------
                                                      94,702
                                                  ----------
AIR TRANSPORTATION -- 0.4%
   AMR (B)*                           68,770             145
   Continental Airlines (B)*          29,100             149
   Delta Air Lines (B)                55,909             498
   FedEx                             137,849           7,591
   JetBlue Airways (B)*                3,268              91
   Northwest Airlines (B)*            24,300             168
   Skywest                            10,220             105
   Southwest Airlines                177,657           2,551
                                                  ----------
                                                      11,298
                                                  ----------
APPAREL/TEXTILES -- 0.4%
   Columbia Sportswear*                  155               6
   Jones Apparel Group*               50,697           1,390
   Liz Claiborne (B)                  99,973           3,091
   Polo Ralph Lauren*                 14,876             341
   VF                                157,027           5,909
                                                  ----------
                                                      10,737
                                                  ----------
AUTOMOTIVE -- 1.5%
   American Axle & Manufacturing
     Holdings*                        12,924             272
   ArvinMeritor                       28,429             398
   Autoliv                           276,252           5,517
   BorgWarner                         12,519             599
   Dana                              358,758           2,533
   Delphi                            462,012           3,155
   Ford Motor                        837,470           6,298
   General Motors (B)                413,651          13,907
   Harsco                             18,436             562
   ITT Industries                     38,206           2,041
   Lear*                              30,079           1,063
   Magna International, Cl A          85,000           4,444


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Paccar                             50,136      $    2,520
   Visteon                            91,075             541
                                                  ----------
                                                      43,850
                                                  ----------
BANKS -- 16.2%
   AmSouth Bancorp                   167,005           3,320
   Associated Banc                    35,339           1,143
   Astoria Financial                 291,803           6,779
   Bancorpsouth                       37,374             688
   Bank of America (B)             1,290,663          86,268
   Bank of Hawaii                     29,367             904
   Bank of New York (B)              219,567           4,501
   Bank One                          542,897          18,795
   Banknorth Group                    73,797           1,610
   BB&T                              221,416           6,959
   BOK Financial*                      6,220             203
   Capitol Federal Financial          10,000             300
   Charter One Financial             106,845           2,955
   Citizens Banking                   20,252             479
   City National                      18,753             824
   Colonial BancGroup                 54,472             613
   Comerica                          162,323           6,149
   Commerce Bancshares                28,649           1,047
   Commercial Federal                 15,000             326
   Compass Bancshares                 58,972           1,844
   Cullen/Frost Bankers               24,004             729
   Downey Financial                    9,610             379
   First Midwest Bancorp              21,925             566
   First Tennessee National           58,531           2,324
   First Virginia Banks               33,108           1,299
   FirstMerit                         38,627             712
   FleetBoston Financial           1,028,803          24,568
   FNB                                20,118             576
   Fulton Financial                   47,528             894
   Golden West Financial             227,939          16,396
   Greater Bay Bancorp (B)            17,300             247
   Greenpoint Financial (B)          200,386           8,979
   Hibernia, Cl A                     73,498           1,247
   HSBC Holdings ADR*                249,280          12,743
   Hudson City Bancorp                34,268             694
   Hudson United Bancorp              14,570             449
   Huntington Bancshares             108,005           2,008
   Independence Community Bank        24,436             646
   IndyMac Bancorp                    25,852             503
   JP Morgan Chase                 1,410,219          33,436
   Keycorp                           305,958           6,902
   M&T Bank                           36,367           2,858
   Marshall & Ilsley (B)             103,038           2,634
   Mellon Financial                  356,080           7,570
   Mercantile Bankshares              32,473           1,102
   National City                     710,943          19,800




--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   National Commerce Financial        95,153      $    2,255
   New York Community Bancorp         33,498             998
   North Fork Bancorporation
     NY Shares (B)                    56,621           1,667
   Northern Trust                     46,153           1,405
   Old National Ban                   29,126             623
   Park National                       5,461             510
   Peoples Bank Bridgeport            11,037             279
   PNC Financial Services Group      130,821           5,544
   Popular                            62,875           2,137
   Provident Financial Group (B)      10,333             219
   Regions Financial                 166,920           5,408
   Roslyn Bancorp                     32,079             577
   Silicon Valley Bancshares*         16,795             305
   Sky Financial Group                34,414             677
   SouthTrust                        160,137           4,088
   Sovereign Bancorp (B)             120,169           1,664
   State Street                       48,505           1,534
   SunTrust Banks                    115,045           6,057
   TCF Financial                      14,483             580
   Trustmark                          19,627             466
   Union Planters                     93,574           2,460
   UnionBanCal                       203,011           8,003
   US Bancorp                      1,230,452          23,354
   Valley National Bancorp            43,648           1,075
   Wachovia                          866,002          29,505
   Washington Federal                 32,798             691
   Washington Mutual               1,165,024          41,090
   Webster Financial                  21,598             759
   Wells Fargo                       918,093          41,305
   Westamerica Bancorporation         11,567             457
   Whitney Holding                    18,314             625
   Wilmington Trust                   30,234             841
   Zions Bancorporation               42,436           1,815
                                                  ----------
                                                     484,941
                                                  ----------
BEAUTY PRODUCTS -- 1.3%
   Alberto-Culver, Cl B               15,233             751
   Avon Products (B)                 109,235           6,232
   Colgate-Palmolive                  29,281           1,594
   Dial                               20,401             396
   Estee Lauder, Cl A                 12,850             390
   Gillette                          200,175           6,193
   International Flavors &
     Fragrances                       18,739             582
   Procter & Gamble                  244,446          21,768
                                                  ----------
                                                      37,906
                                                  ----------
BIOTECHNOLOGY -- 0.8%
   Biogen*                           353,850          10,601
   Genentech*                          9,388             329
   Genzyme - General Division*       325,775          11,874
   Human Genome Sciences*             27,600             236
   ICOS*                              23,700             443


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Invitrogen*                        13,242      $      406
   Ribapharm*                          2,286              12
                                                  ----------
                                                      23,901
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.8%
   American Greetings, Cl A (B)*      31,294             410
   AOL Time Warner*                1,045,112          11,350
   Belo, Cl A                         40,534             821
   Cablevision Systems, Cl A (B)*     62,238           1,182
   Charter Communications (B)*        70,210              58
   Clear Channel Communications*     117,945           4,001
   Comcast, Cl A*                    946,863          27,071
   COX Communications, Cl A*          90,628           2,819
   COX Radio, Cl A*                    5,223             108
   Cumulus Media, Cl A*                8,171             119
   Dow Jones                           8,157             289
   E.W. Scripps, Cl A                  1,527             116
   Emmis Communications, Cl A*        16,216             274
   Entercom Communications*            1,950              86
   Entravision Communications, Cl A*  19,038             103
   Fox Entertainment Group, Cl A*     34,922             931
   Gannett                           123,192           8,676
   Gemstar-TV Guide International*    54,103             198
   Getty Images*                       2,923              80
   Harte-Hanks                         7,693             147
   Hearst-Argyle Television*           7,346             152
   Hispanic Broadcasting*              9,910             205
   Hughes Electronics, Cl H*         211,308           2,367
   Knight-Ridder                      38,358           2,244
   Lamar Advertising*                 11,375             334
   Lee Enterprises                    20,036             632
   Liberty Media, Cl A*            1,198,936          11,666
   Lin TV, Cl A*                       3,962              81
   McClatchy, Cl A                     8,272             443
   McGraw-Hill                        13,922             774
   McLeodUSA, Cl A (B) (D)*          251,800              --
   Media General, Cl A                 5,669             279
   Meredith                           16,120             615
   New York Times, Cl A               19,552             844
   Radio One, Cl D*                   16,913             224
   Reader's Digest Association, Cl A  32,400             331
   RR Donnelley & Sons               228,338           4,183
   Scholastic (B)*                     7,211             194
   Tribune                            89,687           4,037
   UnitedGlobalCom (B)*               27,293              83
   USA Interactive (B)*               18,589             498
   Valassis Communications*           23,822             629
   Viacom, Cl B*                     431,541          15,760
   Washington Post, Cl B               1,758           1,198
   WPP Group ADR                     222,400           6,120
                                                  ----------
                                                     112,732
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         13

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.0%
   American Standard*                  4,504      $      310
   Centex                             96,940           5,270
   Clayton Homes (B)                  43,425             479
   DR Horton                          44,885             862
   KB Home                            18,445             838
   Lafarge North America (B)          87,357           2,538
   Lennar                             22,983           1,231
   Martin Marietta Materials          22,847             631
   Masco                             473,054           8,808
   Pulte Homes                       157,250           7,886
   Ryland Group                       12,037             520
   Toll Brothers*                     20,272             391
   Vulcan Materials                   41,267           1,248
   York International                 18,780             394
                                                  ----------
                                                      31,406
                                                  ----------
CHEMICALS -- 3.1%
   Air Products & Chemicals          104,945           4,348
   Albemarle                          13,165             321
   Ashland                           184,508           5,474
   Cabot                              25,382             606
   Church & Dwight                     6,449             196
   Dow Chemical                      980,029          27,059
   E.I. Du Pont de Nemours           668,685          25,985
   Eastman Chemical                  233,200           6,760
   Engelhard                          60,096           1,287
   FMC*                               55,800             875
   Hercules*                          39,193             341
   IMC Global                         51,145             492
   Lubrizol                          253,444           7,606
   Lyondell Chemical                 222,654           3,106
   Millennium Chemicals              138,800           1,621
   OM Group                           11,400             100
   PPG Industries                     77,743           3,505
   Rohm & Haas                        72,112           2,147
   Scotts, Cl A*                       6,388             331
   Sigma-Aldrich                      27,808           1,237
                                                  ----------
                                                      93,397
                                                  ----------
COAL MINING -- 0.0%
   Peabody Energy                     10,084             281
                                                  ----------
COMMERCIAL SERVICES -- 0.7%
   Alliance Data Systems*              5,888             100
   Cendant (B)*                      475,797           6,043
   Deluxe                            106,500           4,274
   Fluor                              31,700           1,068
   Interactive Data*                  15,141             212
   Iron Mountain*                      9,523             364
   Jacobs Engineering Group*           6,240             262


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Manpower                           12,099      $      361
   Monsanto                          120,443           1,975
   Pittston Brink's Group            253,012           3,507
   Quintiles Transnational*           28,729             349
   ServiceMaster                     138,861           1,389
   Viad                                8,155             175
                                                  ----------
                                                      20,079
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 0.5%
   ADC Telecommunications*           221,163             456
   Advanced Fibre Communication*      18,700             283
   Andrew*                            46,708             257
   Comverse Technology*               44,513             503
   Harris                             13,578             377
   Motorola                          358,613           2,962
   Nortel Networks*                2,864,200           5,958
   Scientific-Atlanta                 72,187             992
   Tellabs*                          639,064           3,700
                                                  ----------
                                                      15,488
                                                  ----------
COMPUTERS & SERVICES -- 3.9%
   3Com*                             164,161             809
   Adaptec*                           24,300             147
   Apple Computer (B)*               163,943           2,318
   Autodesk                           39,342             600
   Ceridian*                          15,769             221
   Cisco Systems*                    185,000           2,401
   Computer Sciences (B)*            196,387           6,393
   Diebold                            33,108           1,124
   Electronic Data Systems           263,698           4,641
   EMC (B)*                          450,615           3,258
   Emulex*                             7,325             140
   Gateway*                           80,463             190
   GTECH Holdings*                     8,734             285
   Hewlett-Packard (B)             2,295,185          35,690
   i2 Technologies (B) (D)*           51,093              40
   International Business Machines   492,806          38,651
   Jabil Circuit*                      5,787             101
   Juniper Networks (B)*              17,192             141
   Macromedia*                         5,419              66
   Maxtor*                           486,900           2,741
   NCR*                              258,233           4,736
   Perot Systems, Cl A*                3,415              35
   Quantum*                          183,900             664
   Reynolds & Reynolds, Cl A         124,000           3,137
   Storage Technology*                40,498             819
   Sun Microsystems*                 771,919           2,517
   Symbol Technologies                51,800             446
   TMP Worldwide*                     12,499             134
   Unisys*                           122,867           1,138
   VeriSign*                          49,995             437




--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Veritas Software (B)*              27,895      $      490
   WebMD*                             67,666             610
   Western Digital*                  310,300           2,811
   Zebra Technologies, Cl A*           1,087              70
                                                  ----------
                                                     118,001
                                                  ----------
CONTAINERS & PACKAGING -- 0.5%
   Ball                               20,530           1,143
   Bemis                              23,365             983
   Owens-Illinois*                   483,652           4,372
   Packaging of America*              26,686             481
   Pactiv*                            72,951           1,481
   Sealed Air*                         3,403             137
   Smurfit-Stone Container (B)*      381,005           5,090
   Sonoco Products                    44,412             929
                                                  ----------
                                                      14,616
                                                  ----------
DATA PROCESSING -- 0.4%
   Acxiom (B)*                        10,799             182
   Automatic Data Processing         134,700           4,147
   Dun & Bradstreet*                   7,131             273
   First Data                        220,100           8,146
   Global Payments                       719              22
                                                  ----------
                                                      12,770
                                                  ----------
DRUGS -- 3.6%
   Bristol-Myers Squibb              854,345          18,052
   Eli Lilly                          45,252           2,586
   GlaxoSmithKline ADR               198,000           6,968
   ICN Pharmaceuticals               346,084           3,084
   Medicis Pharmaceutical, Cl A (B)*   3,035             169
   Merck                             552,622          30,273
   Mylan Laboratories                  6,033             173
   Pfizer                            599,750          18,688
   Pharmacia                         132,100           5,720
   Schering-Plough                   751,728          13,403
   SICOR*                              4,138              69
   Vertex Pharmaceuticals*            34,068             379
   Watson Pharmaceuticals (B)*        29,254             842
   Wyeth                             190,100           7,189
                                                  ----------
                                                     107,595
                                                  ----------
ELECTRICAL SERVICES -- 4.9%
   AES*                              111,228             403
   Allegheny Energy (B)               56,724             352
   Allete                             35,668             740
   Alliant Energy                     41,551             668
   Ameren                             74,218           2,898
   American Electric Power           457,262          10,448
   American Power Conversion*         66,221             943
   Aquila (B)                         87,189             181
   Calpine (B)*                      111,600             368


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Centerpoint Energy                200,422      $    1,413
   Cinergy                           198,607           6,683
   CMS Energy                         61,133             270
   Consolidated Edison                98,183           3,777
   Constellation Energy Group (B)    104,445           2,896
   Cooper, Cl A                       88,100           3,146
   Dominion Resources                141,165           7,816
   DPL                                58,241             726
   DTE Energy                         74,411           2,876
   Duke Energy                       410,659           5,971
   Edison International*             531,683           7,279
   Energy East                        66,385           1,182
   Entergy                           102,978           4,958
   Exelon                            205,276          10,348
   FirstEnergy                       127,984           4,032
   FPL Group (B)                     177,773          10,476
   Great Plains Energy                32,105             766
   Hawaiian Electric Industries (B)   16,639             678
   Hubbell, Cl B                      22,189             695
   Idacorp (B)                        17,991             410
   Kemet*                             38,191             298
   MDU Resources Group                32,561             909
   Mirant (B)*                       152,913             245
   Molex                               9,921             213
   NiSource                          112,230           2,043
   Northeast Utilities               234,223           3,260
   NSTAR                              24,715             989
   OGE Energy                         35,810             644
   Pepco Holdings                     71,159           1,238
   PG&E (B)*                         411,602           5,536
   Pinnacle West Capital              98,491           3,274
   PPL                                74,781           2,663
   Progress Energy                   109,557           4,289
   Public Service Enterprise Group   102,453           3,759
   Puget Energy                       40,826             870
   Reliant Resources*                191,428             682
   SCANA                              48,310           1,445
   Southern (B)                      324,937           9,241
   TECO Energy (B)                    79,300             843
   Texas Genco Holdings                9,955             173
   TXU                               146,267           2,611
   Wisconsin Energy                  224,321           5,698
   Xcel Energy (B)                   182,650           2,340
                                                  ----------
                                                     146,662
                                                  ----------
ELECTRONICS -- 0.5%
   Agilent Technologies (B)*         112,579           1,480
   Arrow Electronics (B)*            180,765           2,657
   Avnet*                            174,806           1,832
   AVX                                25,949             234
   Energizer Holdings (B)*            37,075             945
   Sanmina-SCI*                      111,309             450
   Solectron*                        927,249           2,800




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         15

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Tektronix*                         32,449      $      557
   Thomas & Betts*                   193,900           2,750
   Vishay Intertechnology*            56,023             570
                                                  ----------
                                                      14,275
                                                  ----------
ENTERTAINMENT -- 0.6%
   Brunswick                          41,467             788
   Callaway Golf                      23,073             274
   Hasbro                             65,885             915
   International Speedway, Cl A        6,870             275
   Mattel                             16,385             369
   Metro-Goldwyn-Mayer*                9,958             105
   Regal Entertainment Group, Cl A     5,261              95
   Six Flags*                         42,392             237
   Walt Disney (B)                   942,427          16,040
                                                  ----------
                                                      19,098
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.5%
   Allied Waste Industries*           12,012              96
   Republic Services*                 70,743           1,404
   Waste Management                  703,985          14,910
                                                  ----------
                                                      16,410
                                                  ----------
FINANCIAL SERVICES -- 8.6%
   Affiliated Managers Group*          2,000              83
   AG Edwards                         37,435             970
   Allied Capital (B)                290,359           5,801
   American Express                  204,924           6,810
   AmeriCredit (B)*                   14,716              49
   Bear Stearns                      178,971          11,740
   Citigroup                       2,644,354          91,098
   Countrywide Credit Industry (B)   174,200          10,016
   Doral Financial                     7,026             248
   E*TRADE Group*                     67,387             284
   Equifax                             4,612              92
   Fannie Mae (B)                    105,600           6,901
   Franklin Resources                259,193           8,530
   Freddie Mac                       317,592          16,864
   Goldman Sachs Group               111,454           7,588
   H&R Block                         205,700           8,781
   Instinet Group (B)*                27,672              97
   Janus Capital Group                91,450           1,042
   LaBranche (B)*                     18,774             345
   Legg Mason                         12,943             631
   Lehman Brothers Holdings (B)      372,849          21,532
   MBNA                              862,550          12,981
   Merrill Lynch                     426,537          15,099
   Morgan Stanley Dean Witter        655,800          25,150
   Neuberger Berman                    2,357              66
   Providian Financial*               71,898             472
   Raymond James Financial            17,581             455
   SLM                                36,250           4,021


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Student Loan                        1,738      $      170
   T Rowe Price Group                 32,880             892
                                                  ----------
                                                     258,808
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 3.3%
   Adolph Coors, Cl B                 64,517           3,129
   Albertson's (B)                   383,779           7,234
   Altria Group                      757,035          22,681
   Anheuser-Busch                    134,845           6,285
   Archer-Daniels-Midland            262,854           2,839
   Campbell Soup                     103,582           2,175
   Coca-Cola                         139,677           5,654
   Coca-Cola Enterprises               7,589             142
   ConAgra Foods                     248,170           4,983
   Constellation Brands, Cl A*        19,520             443
   Dean Foods (B)*                    41,535           1,782
   General Mills (B)                  48,575           2,213
   Hershey Foods                      22,190           1,390
   HJ Heinz                           83,086           2,426
   Hormel Foods                       34,376             728
   Kellogg                            54,600           1,673
   Kraft Foods (B)                    95,646           2,697
   Kroger*                            84,981           1,118
   Loews                              12,400             229
   McCormick                          30,922             746
   PepsiAmericas                     284,778           3,349
   Performance Food Group*             5,053             155
   RJ Reynolds Tobacco Holdings       87,021           2,807
   Ruddick                            91,100           1,121
   Safeway*                          231,046           4,374
   Sara Lee                          181,154           3,388
   Smithfield Foods*                  51,678             916
   Supervalu                         316,911           4,912
   Tyson Foods, Cl A                 514,355           3,986
   UST                                38,700           1,068
   Winn-Dixie Stores                  30,913             409
   Wm. Wrigley Jr.                    23,995           1,356
                                                  ----------
                                                      98,408
                                                  ----------
GAS/NATURAL GAS -- 0.8%
   Dynegy, Cl A                      122,100             319
   El Paso                           270,173           1,635
   KeySpan (B)                        72,215           2,329
   Kinder Morgan                      16,300             733
   National Fuel Gas                  33,682             737
   Nicor                              72,244           1,974
   Peoples Energy                     16,310             583
   Praxair                            75,454           4,252
   Questar                            35,793           1,058
   Sempra Energy                     384,367           9,594
   Vectren                            31,171             670
   Williams                          204,882             938
                                                  ----------
                                                      24,822
                                                  ----------




--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                      2,335      $       81
   Illinois Tool Works                53,356           3,103
   Snap-On                            26,393             654
   Stanley Works                      11,716             281
                                                  ----------
                                                       4,119
                                                  ----------
HOTELS & LODGING -- 0.2%
   Extended Stay America*             24,874             251
   Harrah's Entertainment*             2,800             100
   Hilton Hotels                     122,525           1,423
   Mandalay Resort Group*             16,400             452
   Marriott International, Cl A       41,100           1,307
   MGM Mirage*                        29,400             860
   Park Place Entertainment*         126,604             902
   Starwood Hotels & Resorts
     Worldwide                        51,000           1,213
                                                  ----------
                                                       6,508
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.7%
   Clorox                             37,295           1,722
   Ethan Allen Interiors               7,169             211
   Fortune Brands                     69,341           2,973
   Furniture Brands International*     7,473             146
   La-Z-Boy                           20,856             360
   Leggett & Platt                   225,349           4,119
   Newell Rubbermaid                 116,683           3,308
   Whirlpool                         183,621           9,003
                                                  ----------
                                                      21,842
                                                  ----------
INSURANCE -- 7.8%
   21st Century Insurance Group       14,017             174
   ACE                               373,200          10,804
   Aetna                             151,288           7,459
   Aflac                             123,709           3,965
   Alleghany*                          2,587             424
   Allmerica Financial*               25,059             352
   Allstate                          506,308          16,794
   AMBAC Financial Group             138,467           6,995
   American Financial Group           13,407             266
   American International Group      597,219          29,532
   American National Insurance         4,629             361
   AmerUs Group (B)                   19,173             471
   AON (B)                           125,373           2,593
   Chubb                             195,946           8,684
   Cigna (B)                         220,200          10,068
   Cincinnati Financial               63,510           2,227
   CNA Financial*                     11,900             267
   Erie Indemnity, Cl A               11,538             419
   Fidelity National Financial        44,107           1,506
   First American                     33,591             820
   Hartford Financial Services
     Group 114,283                                     4,033


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   HCC Insurance Holdings             25,096      $      641
   Humana*                            75,116             721
   Jefferson-Pilot                    69,220           2,664
   John Hancock Financial Services   136,002           3,778
   Leucadia National                  16,570             592
   Lincoln National (B)              166,159           4,652
   Loews                             171,320           6,825
   Markel*                             3,643             815
   Marsh & McLennan                  354,356          15,106
   MBIA                               68,020           2,628
   Mercury General                    11,615             441
   Metlife (B)                       511,860          13,503
   MGIC Investment                    42,039           1,651
   Mony Group                         21,396             447
   Nationwide Financial Services,
     Cl A                             11,766             287
   Old Republic International        252,559           6,756
   Partnerre Holdings                 54,600           2,744
   Phoenix (B)                        42,354             307
   PMI Group                         215,347           5,502
   Principal Financial Group         133,030           3,610
   Progressive                        36,152           2,144
   Protective Life                    32,065             915
   Prudential Financial              257,146           7,522
   Radian Group                       41,253           1,377
   Reinsurance Group of America        8,536             224
   Safeco                             63,129           2,208
   St. Paul                          541,562          17,222
   Stancorp Financial Group           69,458           3,581
   Torchmark                         116,298           4,163
   Transatlantic Holdings              9,522             624
   Travelers Property Casualty,
     Cl A (B)                        135,154           1,904
   Travelers Property Casualty,
     Cl B                            448,559           6,329
   Unitrin                            20,951             485
   UnumProvident                     112,229           1,100
   Wesco Financial                       619             184
   WR Berkley                         19,199             823
                                                  ----------
                                                     232,689
                                                  ----------
LEASING & RENTING -- 0.0%
   GATX                               19,760             286
   Rent-A-Center*                      1,089              59
   Ryder System                       26,909             552
   United Rentals*                    18,168             175
                                                  ----------
                                                       1,072
                                                  ----------
MACHINERY -- 1.8%
   AGCO*                              17,084             275
   Applera - Applied Biosystems
      Group                            5,313              84
   Caterpillar (B)                   158,891           7,817
   Crane                              22,753             396
   Cummins (B)                       143,300           3,525
   Deere                             268,540          10,543




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         17

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Donaldson                           5,490      $      201
   Dover (B)                          93,400           2,262
   Eaton                              32,324           2,261
   Emerson Electric                  194,524           8,822
   Flowserve*                          2,267              26
   FMC Technologies*                  22,638             435
   Johnson Controls                   83,112           6,021
   MKS Instruments*                      740               9
   NACCO Industries, Cl A             20,800             957
   Pall                               49,107             982
   Parker Hannifin                    54,196           2,100
   Pentair                            23,069             815
   PerkinElmer                        29,773             265
   Rockwell Automation                75,160           1,556
   SPX*                               21,571             737
   Tecumseh Products, Cl A            84,800           3,475
   Thermo Electron*                   54,036             978
                                                  ----------
                                                      54,542
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 1.7%
   Advanced Medical Optics*            2,306              31
   AmerisourceBergen                  11,418             600
   Anthem*                            12,198             808
   Apogent Technologies*              21,800             318
   Bausch & Lomb (B)                 138,288           4,548
   Becton Dickinson (B)              102,243           3,521
   C.R. Bard                          24,266           1,530
   Community Health Systems*           6,150             126
   Coventry Health Care*               9,730             320
   Edwards Lifesciences*               9,026             247
   Guidant*                          402,600          14,574
   Health Net*                        38,314           1,026
   Henry Schein*                       6,584             297
   Hillenbrand Industries             23,806           1,214
   Manor Care*                        25,994             500
   McKesson                           18,934             472
   Millennium Pharmaceuticals*        54,884             431
   Omnicare                           17,103             465
   Orthodontic Centers of
     America (B)*                      1,200               6
   Renal Care Group*                   5,437             170
   Steris*                             1,224              32
   Tenet Healthcare*                 448,250           7,486
   Triad Hospitals*                   16,300             439
   WellPoint Health Networks*        147,300          11,305

                                                      50,466

METALS & MINING -- 0.4%
   Alcoa                             333,266           6,459
   Crown Holdings (B)*               371,500           2,088
   Newmont Mining                     15,800             413
   Phelps Dodge*                      38,419           1,248


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Precision Castparts                24,517      $      584
   Timken (B)                        159,609           2,493
                                                  ----------
                                                      13,285
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Aptargroup                         16,215             525
   Lancaster Colony                   12,738             488
   Teleflex                           11,411             407
   Tyco International                756,900           9,734
                                                  ----------
                                                      11,154
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   3M                                 49,826           6,479
   Avery Dennison                     12,574             738
   HON Industries                     24,241             691
   IKON Office Solutions (B)         471,479           3,347
   Pitney Bowes                       44,000           1,404
   Steelcase, Cl A                    15,597             149
   Xerox (B)*                        823,083           7,161
                                                  ----------
                                                      19,969
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                  51,766             543
   Sherwin-Williams                   59,856           1,582
   Valspar                            16,115             660
                                                  ----------
                                                       2,785
                                                  ----------
PAPER & PAPER PRODUCTS -- 1.8%
   Boise Cascade                      22,902             500
   Bowater                            24,075             894
   Georgia-Pacific                   271,279           3,771
   International Paper               576,452          19,484
   Kimberly-Clark                    118,891           5,405
   MeadWestvaco                      237,668           5,414
   Rayonier                           13,119             578
   Temple-Inland                      21,651             810
   Weyerhaeuser                      374,410          17,908
                                                  ----------
                                                      54,764
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 9.9%
   Amerada Hess                      122,639           5,428
   Anadarko Petroleum                339,028          15,426
   Apache (B)                         73,843           4,559
   Baker Hughes                        9,299             278
   Burlington Resources               73,110           3,488
   ChevronTexaco                     694,889          44,924
   Cimarex Energy*                    10,014             195
   ConocoPhillips                    794,055          42,561
   Cooper Cameron*                     1,286              64
   Devon Energy                       66,637           3,213




--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Diamond Offshore Drilling           8,800      $      171
   ENSCO International                11,877             303
   EOG Resources                      53,562           2,119
   Equitable Resources                29,508           1,107
   Exxon Mobil                     3,319,653         116,022
   Forest Oil*                         7,652             171
   Halliburton                       100,543           2,084
   Helmerich & Payne                  23,504             602
   Kerr-McGee (B)                     46,271           1,879
   Marathon Oil                      418,450          10,030
   Murphy Oil                          7,600             336
   National-Oilwell*                  13,230             296
   Newfield Exploration*               9,471             321
   Noble Energy                       11,794             404
   Occidental Petroleum              757,203          22,686
   Ocean Energy                       23,944             479
   Patterson-UTI Energy*               1,600              52
   Pioneer Natural Resources*         44,389           1,114
   Pogo Producing                     22,626             900
   Premcor*                            9,981             256
   Pride International*               24,765             334
   Rowan                              17,900             352
   Sunoco                             31,257           1,143
   Tidewater                          12,457             358
   Unocal                            118,619           3,121
   Valero Energy                     202,904           8,396
   Varco International*               14,186             260
   XTO Energy                         65,846           1,251
                                                  ----------
                                                     296,683
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak (B)                 330,150           9,772
                                                  ----------
RAILROADS -- 1.9%
   Burlington Northern Santa Fe      813,921          20,267
   CSX                               447,754          12,770
   Norfolk Southern                  675,626          12,539
   Union Pacific                     202,656          11,146
                                                  ----------
                                                      56,722
                                                  ----------
REAL ESTATE -- 0.0%
   Catellus Development*               8,780             185
   Forest City Enterprises, Cl A       9,898             344
                                                  ----------
                                                         529
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
   AMB Property                       38,963           1,101
   Annaly Mortgage Management         38,921             680
   Apartment Investment &
     Management, Cl A                 37,678           1,374
   Archstone-Smith Trust              81,217           1,784
   Arden Realty                       27,309             619


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   AvalonBay Communities              27,475      $    1,014
   Boston Properties                  30,501           1,156
   BRE Properties, Cl A               20,800             613
   Camden Property Trust              16,544             536
   CarrAmerica Realty                 25,001             634
   Centerpoint Properties             10,585             612
   Cousins Properties                 16,229             419
   Crescent Real Estate Equity        36,799             529
   Developers Diversified Realty      33,373             806
   Duke Realty                        61,967           1,672
   Equity Office Properties Trust    192,548           4,900
   Equity Residential                126,797           3,052
   First Industrial Realty Trust      18,696             529
   General Growth Properties          28,679           1,547
   Health Care Property Investors     26,679             890
   Highwoods Properties               23,888             488
   Hospitality Properties Trust       29,177             891
   Host Marriott (B)*                109,650             759
   iStar Financial                    23,622             689
   Kimco Realty                       42,531           1,494
   Liberty Property Trust             34,398           1,077
   Mack-Cali Realty                   20,211             626
   New Plan Excel Realty Trust        43,553             853
   Plum Creek Timber                  85,227           1,840
   Prologis                           74,194           1,879
   Public Storage                     45,794           1,388
   Reckson Associates Realty          25,341             476
   Regency Centers                    10,649             351
   Rouse                              28,939           1,000
   Simon Property Group               64,758           2,320
   Trizec Properties                  40,260             342
   United Dominion Realty Trust       49,297             788
   Vornado Realty Trust               33,373           1,195
   Weingarten Realty Investors        20,972             820
                                                  ----------
                                                      43,743
                                                  ----------
RETAIL -- 2.8%
   American Eagle Outfitters*          3,895              57
   Autonation (B)*                    83,377           1,063
   Barnes & Noble*                    15,363             292
   Big Lots*                          25,340             285
   Blockbuster, Cl A (B)             206,400           3,529
   Borders Group*                     34,491             507
   Brinker International*              3,924             120
   Carmax (B)*                        16,664             243
   CBRL Group                         18,899             519
   Circuit City Stores                82,771             430
   CVS                               181,039           4,318
   Darden Restaurants                297,800           5,316
   Dillard's, Cl A                    31,515             407
   Federated Department Stores*      414,436          11,612
   Foot Locker                        39,300             421
   GameStop (B)*                       3,810              46




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         19

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Home Depot                        400,500      $    9,756
   JC Penney (B)                     123,221           2,420
   Limited                           120,284           1,548
   May Department Stores             363,003           7,220
   McDonald's                        923,015          13,347
   MSC Industrial Direct, Cl A*        3,567              57
   Neiman-Marcus Group, Cl A (B)*     16,261             471
   Nike, Cl B                          9,100             468
   Nordstrom                          44,262             717
   O'Reilly Automotive*                2,808              76
   Office Depot*                     141,913           1,679
   Outback Steakhouse                 13,740             486
   Pier 1 Imports                     28,474             452
   Reebok International*              22,700             746
   Rite Aid (B)*                     107,811             241
   Saks*                              55,318             425
   Sears Roebuck (B)                 444,823          10,742
   Sonic Automotive*                   4,300              63
   Talbots                               900              23
   Toys "R" Us (B)*                   89,100             746
   Wendy's International              21,152             582
   Yum! Brands*                       28,000             681
   Zale*                              10,340             339
                                                  ----------
                                                      82,450
                                                  ----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber              177,566           2,166
   Goodyear Tire & Rubber (B)         70,115             363
                                                  ----------
                                                       2,529
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*           108,137             668
   Agere Systems, Cl B*              350,640             526
   Amkor Technology (B)*              16,348              85
   Applied Micro Circuits*            67,700             221
   Atmel*                             55,100              88
   Broadcom, Cl A*                    43,542             538
   Conexant Systems*                  69,319             103
   Cypress Semiconductor*             12,900              89
   Fairchild Semiconductor
     International, Cl A*              2,174              23
   Integrated Device Technology*      22,800             181
   International Rectifier*            3,341              66
   Intersil, Cl A*                    19,548             304
   JDS Uniphase*                     276,851             789
   LSI Logic*                         87,500             395
   Micron Technology (B)*            123,875           1,008
   National Semiconductor*            13,300             227
   Novellus Systems*                   7,400             202
   Teradyne (B)*                      17,558             204
                                                  ----------
                                                       5,717
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SOFTWARE -- 0.1%
   Advent Software*                    1,792      $       22
   BMC Software*                      49,629             749
   Checkfree (B)*                     14,736             331
   Citrix Systems (B)*                 9,139             120
   Computer Associates
     International (B)               184,262           2,517
   Compuware*                         88,619             300
   RealNetworks*                       5,958              25
   Sybase*                            21,975             285
                                                  ----------
                                                       4,349
                                                  ----------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                  46,008             150
   Allegheny Technologies             39,800             115
   Nucor                              35,904           1,370
   Shaw Group*                         7,712              78
   United States Steel                45,100             443
                                                  ----------
                                                       2,156
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 5.5%
   Alltel                            143,653           6,430
   AT&T                              352,388           5,709
   AT&T Wireless Services (B)*       516,788           3,411
   Avaya*                            140,918             287
   BellSouth                       1,189,051          25,767
   CenturyTel                         65,233           1,800
   CIENA*                            101,053             442
   Citizens Communications (B)*       70,895             707
   Corning (B)*                      298,478           1,743
   IDT*                               23,784             356
   Lucent Technologies (B)*        1,801,236           2,648
   PanAmSat*                           7,929             112
   Polycom*                           10,454              84
   Qwest Communications
     International (B)*            1,712,888           5,978
   SBC Communications              1,842,781          36,966
   Sprint-FON Group (B)            1,361,919          16,003
   Telephone & Data Systems           24,246             992
   US Cellular*                        7,350             174
   Verizon Communications          1,576,150          55,717
   West*                                 220               4
                                                  ----------
                                                     165,330
                                                  ----------
TRUCKING -- 0.1%
   CNF                                21,094             642
   Navistar International (B)*        28,360             698
   Swift Transportation*              13,379             214
                                                  ----------
                                                       1,554
                                                  ----------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban              26,267             577
                                                  ----------




--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
WHOLESALE -- 0.6%
   Costco Wholesale*                 103,162      $    3,098
   Genuine Parts                     214,432           6,542
   Ingram Micro, Cl A*               314,946           3,474
   Tech Data*                         91,367           2,187
   W.W. Grainger                      35,943           1,542
                                                  ----------
                                                      16,843
                                                  ----------
Total Common Stock
   (Cost $3,608,083)                               2,974,332
                                                  ----------

EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 1000 Value
     Index Fund (B)                   59,414           2,578
                                                  ----------
Total Exchange Traded Fund
   (Cost $3,043)                                       2,578
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
        1.670%, 08/28/03             $10,000           9,954
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $9,952)                                       9,954
                                                  ----------

CORPORATE OBLIGATIONS -- 3.4%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 3.0%
   American Express Credit (C)
        1.281%, 12/17/03               7,631           7,635
        1.260%, 01/13/04               2,544           2,544
   American Honda Finance (C)
        1.251%, 03/15/04               6,359           6,360
   CC USA (C)
        1.350%, 04/11/03               3,052           3,051
   CIT Group (C)
        2.432%, 12/05/03               3,968           3,939
        1.807%, 04/07/03               5,973           5,975
   Countrywide Home Loans (C)
        1.630%, 01/13/04               4,202           4,202
        1.567%, 12/10/03               3,357           3,358
        1.547%, 05/22/03               4,070           4,074
   General Electric Capital (C)
        1.360%, 07/28/03               5,087           5,087
        1.280%, 01/28/04               2,544           2,544
   Goldman Sachs Group (C)
        1.377%, 08/04/03               5,087           5,087
   Halogen Funding (C)
        1.300%, 04/08/03               2,035           2,035
   Household Finance (C)
        2.330%, 08/01/03               5,087           5,072
        1.779%, 04/07/03               3,561           3,561
        1.727%, 09/12/03               1,221           1,225
        1.690%, 05/30/03               1,526           1,526


-------------------------------------------------------------
                                Face Amount     Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   International Lease Finance (C)
        1.581%, 10/03/03            $  1,017      $    1,022
   John Hancock Global Funding (C)
        1.339%, 04/02/03               5,087           5,092
   Lehman Brothers Holdings (C)
        1.446%, 04/04/03               3,798           3,811
   Liberty Light US Capital (C)
        1.363%, 05/15/03               5,087           5,085
        1.280%, 01/21/04               5,087           5,086
   USA Education (C)
        1.321%, 01/23/04               1,811           1,814
   Washington Mutual Bank (C)
        1.414%, 05/27/03               1,017           1,018
                                                  ----------
                                                      90,203
                                                  ----------
MACHINERY -- 0.4%
   Caterpillar (C)
        1.341%, 07/09/03               5,087           5,089
        1.341%, 04/08/04               3,052           3,059
        1.304%, 03/05/04               2,340           2,344
        1.233%, 05/05/03               2,849           2,853
                                                  ----------
                                                      13,345
                                                  ----------
Total Corporate Obligations
   (Cost $103,548)                                   103,548
                                                  ----------

COMMERCIAL PAPER -- 3.1%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 3.1%
   Aquinas Funding (C)
        1.300%, 04/07/03               3,561           3,550
        1.183%, 06/13/03               5,087           5,071
   Asap Funding (C)
        1.261%, 05/01/03               2,856           2,852
        1.243%, 06/17/03               2,544           2,535
   Atlantis One Funding (C)
        1.183%, 06/24/03              10,174          10,141
   Edison Asset (C)
        1.237%, 09/03/03               5,087           5,056
   Hannover Funding (C)
        1.320%, 04/07/03               5,774           5,771
   Mortgage Interest Networking
     Trust (C)
        1.274%, 07/02/03              10,174          10,140
   Polonius (C)
        1.203%, 06/11/03               5,087           5,071
   Scaldis Capital (C)
        1.423%, 05/20/03               1,407           1,397
        1.413%, 05/27/03               2,921           2,901
        1.315%, 07/14/03               5,087           5,054
   Sigma Finance (C)
        1.361%, 08/19/03               2,544           2,546
        1.334%, 06/17/03               2,508           2,493
        1.315%, 07/14/03               5,087           5,053




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         21

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Tannehill Capital (C)
        1.315%, 07/10/03             $ 3,052      $    3,052
        1.302%, 05/21/03               5,087           5,071
        1.286%, 08/06/03               2,035           2,024
   White Pine Finance (C)
        1.232%, 05/12/03               2,204           2,200
   Witmer Funding (C)
        1.283%, 06/12/03               2,035           2,028
        1.282%, 05/12/03               5,087           5,077
        1.281%, 04/14/03               3,052           3,048
                                                  ----------
Total Commercial Paper
   (Cost $92,131)                                     92,131
                                                  ----------

CASH EQUIVALENT -- 0.3%
   American Select Cash Reserve
     Fund (C)                     10,174,040          10,174
                                                  ----------
Total Cash Equivalent
   (Cost $10,174)                                     10,174
                                                  ----------

REPURCHASE AGREEMENTS -- 2.1%
   ABN Amro
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $15,546,676(collateralized by
     FNMA obligations, total market
     value: $15,857,037)              15,546          15,546
   Lehman Brothers (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $2,543,606 (collateralized by
     FNMA obligations, total market
     value: $2,594,557)                2,544           2,544
   UBS Paine Webber (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $43,736,799 (collateralized by
     FNMA obligations, total market
     value: $44,610,108)              43,735          43,735
                                                  ----------
Total Repurchase Agreements
   (Cost $61,825)                                     61,825
                                                  ----------
Total Investments -- 108.6%
   (Cost $3,888,756)                               3,254,542
                                                  ----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (8.6%)
Payable upon Return on Securities Loaned          $ (252,132)
Investment Advisory Fees Payable                        (647)
Administrator Fees Payable                              (896)
Shareholder Servicing Fees Payable                      (572)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities                          (3,977)
                                                  ----------
Total Other Assets & Liabilities, Net               (258,226)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 211,552,410 outstanding shares
   of beneficial interest                          3,766,149
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 529,103 outstanding shares
   of beneficial interest                              9,277
Undistributed net investment income                   13,133
Accumulated net realized loss on investments        (158,382)
Net unrealized depreciation on investments          (634,214)
Net unrealized appreciation on futures contracts         353
                                                  ----------
Total Net Assets -- 100.0%                        $2,996,316
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $14.13
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $14.12
                                                      ======

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $236,915,193.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $252,132,005 (see Note 10).
(D) Securities considered illiquid. The total value of such securities as of March 31, 2003 was $40,363.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Large Cap Growth Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.6%
APPAREL/TEXTILES -- 0.6%
   Cintas                            546,200      $   17,970
                                                  ----------
BANKS -- 2.3%
   Bank of America                   119,300           7,974
   Northern Trust                    765,000          23,294
   State Street                    1,311,380          41,479
                                                  ----------
                                                      72,747
                                                  ----------
BEAUTY PRODUCTS -- 5.2%
   Avon Products                      48,340           2,758
   Colgate-Palmolive                 873,709          47,564
   Gillette                        2,068,035          63,985
   Procter & Gamble                  543,222          48,374
                                                  ----------
                                                     162,681
                                                  ----------
BIOTECHNOLOGY -- 2.7%
   Amgen*                          1,447,984          83,332
                                                  ----------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.4%
   AOL Time Warner*                  556,190           6,040
   Clear Channel Communications*   1,277,980          43,349
   COX Communications, Cl A (B)*   1,202,980          37,425
   Gannett                           359,220          25,300
   Liberty Media, Cl A*            4,426,230          43,067
   McGraw-Hill                        70,630           3,926
   New York Times, Cl A               89,840           3,877
   Univision Communications, Cl A*   416,370          10,205
   Valassis Communications*           96,190           2,539
   Viacom, Cl B*                     630,570          23,029
                                                  ----------
                                                     198,757
                                                  ----------
BUILDING & CONSTRUCTION -- 0.7%
   Masco                           1,167,246          21,734
                                                  ----------

COMMERCIAL SERVICES -- 2.3%
   Cendant*                          707,260           8,982
   Paychex                         2,126,000          58,401
   Sabre Holdings*                   239,760           3,815
                                                  ----------
                                                      71,198
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 5.4%
   Crown Castle International*       326,150           1,794
   EchoStar Communications,
     Cl A (B)*                     1,559,920          45,050
   Nokia Oyj ADR (B)               3,256,500          45,624
   Qualcomm                        2,056,240          74,148
                                                  ----------
                                                     166,616
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMPUTERS & SERVICES -- 6.3%
   BISYS Group*                      221,700      $    3,618
   Cisco Systems (B)*              3,301,510          42,854
   Dell Computer*                  1,071,240          29,255
   DST Systems (B)*                  210,100           5,715
   eBay (B)*                         643,500          54,884
   EMC (B)*                        1,451,270          10,493
   Expedia (B)*                      500,000          25,830
   Lexmark International*             94,500           6,327
   Sungard Data Systems*             429,500           9,148
   Veritas Software (B)*             374,500           6,584
                                                  ----------
                                                     194,708
                                                  ----------
DATA PROCESSING -- 5.3%
   Automatic Data Processing         245,200           7,550
   First Data                      3,595,960         133,087
   Fiserv*                           725,900          22,851
                                                  ----------
                                                     163,488
                                                  ----------
DRUGS -- 9.0%
   Allergan                          490,000          33,423
   Bristol-Myers Squibb               79,420           1,678
   Cephalon (B)*                     121,800           4,865
   Eli Lilly                         607,010          34,691
   Forest Laboratories*              123,000           6,638
   Pfizer (B)                      4,347,561         135,470
   Pharmacia                         847,133          36,681
   Schering-Plough                    84,080           1,499
   Teva Pharmaceutical Industries
     ADR (B)                         159,000           6,622
   Wyeth                             481,160          18,198
                                                  ----------
                                                     279,765
                                                  ----------
ELECTRONICS -- 0.1%
   Energizer Holdings*               108,430           2,764
                                                  ----------
ENTERTAINMENT -- 0.8%
   Metro-Goldwyn-Mayer*              165,850           1,741
   Walt Disney                     1,394,392          23,733
                                                  ----------
                                                      25,474
                                                  ----------
FINANCIAL SERVICES -- 6.3%
   American Express                  219,000           7,277
   Charles Schwab                  6,078,980          43,890
   Citigroup                         691,891          23,836
   Concord EFS*                      932,300           8,764
   Fannie Mae                        263,980          17,251
   Freddie Mac                       326,000          17,310
   Goldman Sachs Group               520,400          35,429




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         23

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   MBNA                              324,980      $    4,891
   Moody's                           815,350          37,694
                                                  ----------
                                                     196,342
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Coca-Cola                       1,007,259          40,774
   Dean Foods (B)*                   177,000           7,595
   PepsiCo                           984,401          39,376
   Safeway (B)*                      975,000          18,457
   Unilever (B)                       98,900           5,878
   Wm. Wrigley Jr.                   189,640          10,715
                                                  ----------
                                                     122,795
                                                  ----------
GAS/NATURAL GAS -- 1.2%
   Praxair                           678,000          38,205
                                                  ----------
HOTELS & LODGING -- 1.9%
   Harrah's Entertainment*           191,430           6,834
   Marriott International, Cl A    1,536,642          48,881
   Starwood Hotels & Resorts
     Worldwide                        98,420           2,341
                                                  ----------
                                                      58,056
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   General Electric                  706,540          18,017
   Newell Rubbermaid                 786,400          22,294
                                                  ----------
                                                      40,311
                                                  ----------
INSURANCE -- 2.8%
   AMBAC Financial Group              84,140           4,251
   American International Group    1,269,683          62,786
   Marsh & McLennan                  475,610          20,275
                                                  ----------
                                                      87,312
                                                  ----------
MACHINERY -- 0.3%
   Caterpillar (B)                   221,138          10,880
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 7.4%
   Cardinal Health                   314,900          17,940
   Caremark Rx*                      400,800           7,275
   Gilead Sciences*                   68,000           2,855
   Health Net (B)*                   243,000           6,505
   IMS Health                        583,300           9,105
   Johnson & Johnson               1,293,062          74,830
   Medtronic                       2,453,079         110,683
                                                  ----------
                                                     229,193
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 1.3%
   3M (B)                            304,724          39,623
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.8%
   GlobalSantaFe                     417,800      $    8,627
   Schlumberger                      798,731          30,360
   Transocean (B)                    791,587          16,188
                                                  ----------
                                                      55,175
                                                  ----------
RETAIL -- 8.9%
   Brinker International*            308,000           9,394
   Family Dollar Stores              514,180          15,878
   Home Depot                        985,700          24,012
   Kohl's (B)*                     1,036,800          58,662
   Lowe's                            736,670          30,071
   Staples*                        1,500,000          27,495
   Wal-Mart Stores                 1,572,170          81,800
   Walgreen                        1,026,300          30,255
                                                  ----------
                                                     277,567
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
   Intel                           4,778,820          77,799
   Texas Instruments                 397,240           6,503
                                                  ----------
                                                      84,302
                                                  ----------
SOFTWARE -- 6.1%
   Electronic Arts*                  457,628          26,835
   Intuit*                           147,110           5,473
   Mercury Interactive*               85,000           2,523
   Microsoft (B)                   6,132,020         148,456
   Symantec (B)*                     142,400           5,579
                                                  ----------
                                                     188,866
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.4%
   Nextel Communications, Cl A (B)*  463,000           6,200
   Verizon Communications            158,000           5,585
                                                  ----------
                                                      11,785
                                                  ----------
TRUCKING -- 2.8%
   Expeditors International
     Washington                    1,100,000          39,545
   United Parcel Service (B)         816,754          46,555
                                                  ----------
                                                      86,100
                                                  ----------
WHOLESALE -- 1.3%
   Costco Wholesale*               1,013,970          30,449
   Fastenal (B)                      311,700           8,787
                                                  ----------
                                                      39,236
                                                  ----------
Total Common Stock
   (Cost $3,624,345)                               3,026,982
                                                  ----------





--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
        1.670%, 08/28/03             $10,000      $    9,954
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $9,952)                                       9,954
                                                  ----------

CORPORATE OBLIGATIONS -- 4.6%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 4.0%
   American Express Credit (C)
        1.281%, 12/17/03              10,480          10,486
        1.260%, 01/13/04               3,493           3,493
   American Honda Finance (C)
        1.251%, 03/15/04               8,733           8,735
   CC USA (C)
        1.350%, 04/11/03               4,192           4,190
   CIT Group (C)
        2.432%, 12/05/03               5,450           5,410
        1.807%, 04/07/03               8,204           8,206
   Countrywide Home Loans (C)
        1.630%, 01/13/04               5,771           5,771
        1.567%, 12/10/03               4,611           4,612
        1.547%, 05/22/03               5,589           5,595
   General Electric Capital (C)
        1.360%, 07/28/03               6,987           6,987
        1.280%, 01/28/04               3,493           3,494
   Goldman Sachs Group (C)
        1.377%, 08/04/03               6,987           6,987
   Halogen Funding (C)
        1.300%, 04/08/03               2,795           2,795
   Household Finance (C)
        2.330%, 08/01/03               6,987           6,966
        1.779%, 04/07/03               4,891           4,891
        1.727%, 09/12/03               1,677           1,683
        1.690%, 05/30/03               2,096           2,096
   International Lease Finance (C)
        1.581%, 10/03/03               1,397           1,404
   John Hancock Global Funding (C)
        1.339%, 04/02/03               6,987           6,994
   Lehman Brothers Holdings (C)
        1.446%, 04/04/03               5,216           5,235
   Liberty Light US Capital (C)
        1.363%, 05/15/03               6,987           6,984
        1.280%, 01/21/04               6,987           6,985
   USA Education (C)
        1.321%, 01/23/04               2,487           2,492
   Washington Mutual Bank (C)
        1.414%, 05/27/03               1,397           1,397
                                                  ----------
                                                     123,888
                                                  ----------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
-------------------------------------------------------------
MACHINERY -- 0.6%
   Caterpillar (C)
        1.341%, 07/09/03             $ 6,987      $    6,990
        1.341%, 04/08/04               4,192           4,201
        1.304%, 03/05/04               3,214           3,220
        1.233%, 05/05/03               3,913           3,918
                                                  ----------
                                                      18,329
                                                  ----------
Total Corporate Obligations
   (Cost $142,217)                                   142,217
                                                  ----------

COMMERCIAL PAPER -- 4.1%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 4.1%
   Aquinas Funding (C)
        1.300%, 04/07/03               4,891           4,875
        1.183%, 06/13/03               6,987           6,965
   Asap Funding (C)
        1.261%, 05/01/03               3,923           3,917
        1.243%, 06/17/03               3,493           3,482
   Atlantis One Funding (C)
        1.183%, 06/24/03              13,973          13,929
   Edison Asset (C)
        1.237%, 09/03/03               6,987           6,944
   Hannover Funding (C)
        1.320%, 04/07/03               7,930           7,926
   Mortgage Interest Networking
     Trust (C)
        1.274%, 07/02/03              13,973          13,926
   Polonius (C)
        1.203%, 06/11/03               6,987           6,965
   Scaldis Capital (C)
        1.423%, 05/20/03               1,932           1,919
        1.413%, 05/27/03               4,012           3,985
        1.315%, 07/14/03               6,987           6,941
   Sigma Finance (C)
        1.361%, 08/19/03               3,493           3,497
        1.334%, 06/17/03               3,444           3,424
        1.315%, 07/14/03               6,987           6,941
   Tannehill Capital (C)
        1.315%, 07/10/03               4,192           4,192
        1.302%, 05/21/03               6,987           6,964
        1.286%, 08/06/03               2,795           2,780
   White Pine Finance (C)
        1.232%, 05/12/03               3,028           3,021
   Witmer Funding (C)
        1.283%, 06/12/03               2,795           2,785
        1.282%, 05/12/03               6,987           6,973
        1.281%, 04/14/03               4,192           4,187
                                                  ----------
Total Commercial Paper
   (Cost $126,538)                                   126,538
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         25

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
-------------------------------------------------------------
CASH EQUIVALENTS -- 0.7%
   American Select Cash
     Reserve Fund (C)             13,973,472      $   13,973
   First Union Cash Management
     Program                       8,127,400           8,127
                                                  ----------
Total Cash Equivalents
   (Cost $22,100)                                     22,100
                                                  ----------

REPURCHASE AGREEMENTS -- 4.5%
   Lehman Brothers (C)
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $3,493,500 (collateralized by
     FNMA obligations, total market
     value: $3,563,479)              $ 3,493           3,493
   Morgan Stanley Dean Witter
     1.250%, dated 03/31/03, matures
     04/01/03, repurchase price
     $76,975,685 (collateralized by
     U.S. Government Agency
     obligations, total market
     value: $78,709,010)              76,973          76,973
   UBS Paine Webber  (C)
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $60,070,033 (collateralized by
     FNMA obligations, total market
     value: $61,269,475)              60,068          60,068
                                                  ----------
Total Repurchase Agreements
   (Cost $140,534)                                   140,534
                                                  ----------
Total Investments -- 111.8%
   (Cost $4,065,686)                               3,468,325
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (11.8)%
Payable upon Return on Securities Loaned            (346,289)
Investment Advisory Fees Payable                        (913)
Administrator Fees Payable                              (923)
Shareholder Servicing Fees Payable                      (342)
Administration Servicing Fees Payable                     (2)
Other Assets and Liabilities                         (16,521)
                                                  ----------
Total Other Assets & Liabilities, Net               (364,990)
                                                  ----------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 227,237,131 outstanding shares
   of beneficial interest                         $5,447,869
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 709,181 outstanding shares
   of beneficial interest                             12,315
Undistributed net investment income                    1,944
Accumulated net realized loss on investments      (1,762,444)
Net unrealized depreciation on investments          (597,361)
Net unrealized appreciation on futures contracts       1,012
                                                  ----------
Total Net Assets -- 100.0%                        $3,103,335
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $13.61
                                                      ======
 Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $13.55
                                                      ======

*   Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at September 30, 2002 (see Note 10). The total value of securities on loan at March 31, 2003 was $325,563,110.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $346,289,129 (see Note 10).
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Tax-Managed Small Cap Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 90.6%
AEROSPACE & DEFENSE -- 1.4%
   Alliant Techsystems*                1,750      $       95
   Esterline Technologies*             9,700             164
   Goodrich                           45,225             636
   Orbital Sciences (B)*              83,000             429
   Teledyne Technologies*             38,100             482
   United Industrial                   3,200              40
                                                  ----------
                                                       1,846
                                                  ----------
AIR TRANSPORTATION -- 0.1%
   Atlantic Coast Airlines Holdings*  13,100              81
                                                  ----------
APPAREL/TEXTILES -- 1.2%
   Coach*                             18,800             721
   Columbia Sportswear*                4,200             156
   Liz Claiborne (B)                  13,400             414
   Polo Ralph Lauren*                 10,300             236
   Unifi*                             15,800              76
                                                  ----------
                                                       1,603
                                                  ----------
AUTOMOTIVE -- 0.8%
   BorgWarner                          7,400             354
   Group 1 Automotive*                 7,100             152
   Harsco                             12,500             381
   Lear*                               6,700             237
                                                  ----------
                                                       1,124
                                                  ----------
BANKS -- 6.8%
   Associated Banc                     5,500             178
   Astoria Financial                  16,200             376
   Bancorpsouth                       23,200             427
   Bank of Hawaii                     13,300             410
   BankAtlantic Bancorp, Cl A         29,000             284
   Colonial BancGroup                 34,200             385
   Commerce Bancorp                    3,300             131
   Commerce Bancshares                11,917             435
   Commercial Federal                 27,250             592
   Downey Financial                    5,000             197
   FirstFed Financial*                15,000             453
   Greater Bay Bancorp                11,400             163
   Greenpoint Financial               12,800             574
   Hibernia, Cl A                     28,600             485
   Hudson United Bancorp               9,400             289
   Huntington Bancshares              31,350             583
   Investors Financial Services       19,970             486
   New York Community Bancorp          9,200             274
   Provident Bankshares               14,700             339
   Provident Financial Group           4,100              87
   Silicon Valley Bancshares*         12,250             223
   Southwest Bancorp of Texas*           950              28
   Sovereign Bancorp (B)              39,500             547


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   UCBH Holdings                      16,775      $      738
   UnionBanCal                        14,300             564
                                                  ----------
                                                       9,248
                                                  ----------
BEAUTY PRODUCTS -- 0.6%
   Alberto-Culver, Cl B                9,965             491
   Playtex Products*                  46,800             377
                                                  ----------
                                                         868
                                                  ----------
BIOTECHNOLOGY -- 1.0%
   Applera - Celera Genomics Group*   20,200             174
   Cell Genesys*                      44,800             331
   Genencor International*            19,700             200
   Human Genome Sciences*              5,400              46
   Invitrogen*                        17,225             528
   Myriad Genetics*                    8,100              82
   Qiagen*                             2,400              14
                                                  ----------
                                                       1,375
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   American Greetings, Cl A (B)*      70,825             928
   Banta                              13,400             395
   Checkpoint Systems*                21,300             209
   Hollinger International            47,800             378
   Interpublic Group (B)              52,300             486
   Lamar Advertising*                 22,575             662
   Radio One, Cl D*                   10,700             142
   RR Donnelley & Sons                16,800             308
                                                  ----------
                                                       3,508
                                                  ----------
BUILDING & CONSTRUCTION -- 2.6%
   Centex                              3,600             196
   DR Horton                           2,700              52
   EMCOR Group*                          700              34
   Lafarge North America (B)           6,200             180
   Martin Marietta Materials          15,625             432
   NVR*                                1,600             526
   Pulte Homes                         9,100             456
   Ryland Group                       10,000             432
   Texas Industries                    8,850             170
   Toll Brothers*                     12,600             243
   Trex (B)*                           9,035             292
   Universal Forest Products          15,600             242
   York International                 10,300             216
                                                  ----------
                                                       3,471
                                                  ----------
CHEMICALS -- 2.6%
   Albemarle                          17,200             419
   Ashland                            10,100             300
   Cytec Industries*                  34,925             973
   FMC*                                5,500              86




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         27

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   IMC Global                         33,000      $      317
   Lubrizol                           14,300             429
   Millennium Chemicals               89,275           1,043
                                                  ----------
                                                       3,567
                                                  ----------
COMMERCIAL SERVICES -- 3.6%
   Career Education*                   2,500             122
   Corinthian Colleges (B)*            5,100             201
   Deluxe                              7,600             305
   Education Management*               8,700             346
   FTI Consulting*                     7,800             360
   Iron Mountain*                      2,500              96
   ITT Educational Services*          10,600             297
   Jacobs Engineering Group*           5,800             244
   Memberworks (B)*                   18,600             388
   MPS Group*                         38,300             200
   On Assignment*                      9,400              40
   Pittston Brink's Group             57,050             791
   Quanta Services*                   41,700             133
   Quintiles Transnational*           11,400             139
   University of Phoenix Online*      18,240             778
   Viad                               23,000             493
                                                  ----------
                                                       4,933
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Allen Telecom (B)*                 38,400             374
   Arris Group (B)*                   77,500             287
   Harris                             19,000             528
   Loral Space & Communications (B)*  97,300              32
   RF Micro Devices*                  28,500             172
   Wavecom ADR*                        6,400              53
                                                  ----------
                                                       1,446
                                                  ----------
COMPUTERS & SERVICES -- 9.8%
   Autodesk                           33,000             504
   Avocent*                            2,500              58
   Brady, Cl A                        12,900             365
   CACI International*                14,180             473
   Cognex*                            10,000             212
   Cognizant Technology
     Solutions (B)* 3,700                                249
   Digimarc*                          42,700             497
   DoubleClick*                       65,400             508
   E.piphany*                         30,200             120
   Earthlink*                        127,675             734
   Electronic Data Systems            50,225             884
   Expedia*                            2,800             145
   GTECH Holdings*                    39,800           1,300
   Iomega*                            11,240             125
   Keynote Systems*                   20,100             187
   Maxtor*                            97,400             548
   Mentor Graphics*                   69,600             622
   NCR*                                6,500             119


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Neoware Systems (B)*               36,470      $      456
   NetScreen Technologies (B)*        46,880             787
   Optimal Robotics, Cl A (B)*         7,300              42
   ProQuest (B)*                      10,350             214
   Quantum*                          113,400             409
   Sandisk (B)*                       23,260             391
   SonicWALL*                         12,200              44
   Storage Technology*                31,400             635
   SYKES Enterprises*                 29,600             115
   Synopsys*                           6,300             268
   TMP Worldwide*                     10,800             116
   Unisys*                           121,625           1,126
   Websense*                          29,970             440
   Western Digital*                   27,400             248
   Wind River Systems*                 4,300              13
   Zebra Technologies, Cl A*           4,200             271
                                                  ----------
                                                      13,225
                                                  ----------
CONTAINERS & PACKAGING -- 0.6%
   Ball                               11,450             638
   Owens-Illinois*                    18,500             167
                                                  ----------
                                                         805
                                                  ----------
DATA PROCESSING -- 0.9%
   Acxiom (B)*                        10,700             180
   Certegy*                            4,500             113
   CSG Systems International*         46,475             403
   eFunds*                            23,600             162
   Fair Isaac                          6,900             351
                                                  ----------
                                                       1,209
                                                  ----------
DRUGS -- 3.7%
   Adolor*                             2,900              29
   Alkermes*                          57,000             517
   Alpharma, Cl A                     19,400             348
   American Healthways (B)*           14,410             274
   Celgene*                           21,500             561
   Cephalon*                          13,700             547
   Cubist Pharmaceuticals*            65,000             521
   Eon Labs*                           9,300             248
   ICN Pharmaceuticals                25,700             229
   Ligand Pharmaceuticals, Cl B*      39,300             255
   Pharmaceutical Resources*          23,615           1,003
   Pharmacopeia*                      47,500             416
   Watson Pharmaceuticals*             3,000              86
                                                  ----------
                                                       5,034
                                                  ----------
ELECTRICAL SERVICES -- 2.1%
   Constellation Energy Group (B)      7,300             202
   Edison International*              13,600             186
   El Paso Electric*                  14,400             156





--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   MDU Resources Group                 7,400      $      207
   Northeast Utilities                28,300             394
   Pinnacle West Capital              10,200             339
   PNM Resources                      11,800             265
   PPL                                 9,100             324
   Puget Energy                        8,800             188
   Wisconsin Energy                   20,600             523
                                                  ----------
                                                       2,784
                                                  ----------
ELECTRONICS -- 0.7%
   Engineered Support Systems          7,000             274
   Garmin*                             8,055             289
   Gentex*                               800              20
   L-3 Communications Holdings*        1,650              66
   Methode Electronics, Cl A          33,500             271
                                                  ----------
                                                         920
                                                  ----------
ENTERTAINMENT -- 3.0%
   Brunswick                          17,600             334
   Callaway Golf                      37,350             444
   Gaylord Entertainment*             19,125             343
   Harman International
     Industries (B)                   18,755           1,099
   Macrovision*                       66,000             791
   Shuffle Master (B)*                21,440             432
   Speedway Motorsports               26,500             625
                                                  ----------
                                                       4,068
                                                  ----------
ENVIRONMENTAL SERVICES -- 1.2%
   Calgon Carbon                      66,500             326
   Republic Services*                 19,300             383
   Stericycle*                        11,295             424
   Waste Connections*                 15,180             524
                                                  ----------
                                                       1,657
                                                  ----------
FINANCIAL SERVICES -- 2.2%
   AG Edwards                         15,025             389
   AmeriCredit (B)*                    9,500              31
   Ameritrade Holding*                75,800             376
   Bear Stearns                        7,000             459
   Doral Financial                     2,700              95
   E*TRADE Group*                    221,600             933
   Federated Investors, Cl B           5,800             148
   Waddell & Reed Financial, Cl A     30,775             541
                                                  ----------
                                                       2,972
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 2.4%
   Adolph Coors, Cl B                  4,700             228
   Cott*                              18,710             328
   Dean Foods*                        10,175             437
   Interstate Bakeries                17,800             187


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Pathmark Stores*                   54,100      $      361
   PepsiAmericas                      32,600             383
   Supervalu                          20,900             324
   Tyson Foods, Cl A                  24,100             187
   Universal                           6,300             238
   Whole Foods Market (B)*             7,720             430
   Winn-Dixie Stores                  13,600             180
                                                  ----------
                                                       3,283
                                                  ----------
GAS/NATURAL GAS -- 1.3%
   AGL Resources                       5,100             121
   Sempra Energy                      20,400             509
   UGI                                13,300             608
   Williams                          104,175             477
                                                  ----------
                                                       1,715
                                                  ----------
HOTELS & LODGING -- 0.6%
   Aztar*                             17,300             232
   Boyd Gaming*                       19,300             246
   Mandalay Resort Group*              3,300              91
   Station Casinos*                   10,500             222
                                                  ----------
                                                         791
                                                  ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.2%
   Whirlpool                           6,300             309
                                                  ----------
INSURANCE -- 4.0%
   American Medical Security Group*   16,400             217
   AmerUs Group (B)                   10,400             255
   Arch Capital Group*                20,870             709
   Brown & Brown                       1,600              50
   CNA Surety                          1,600              13
   Erie Indemnity, Cl A               12,050             437
   Fidelity National Financial         7,300             249
   First American                     23,000             561
   Humana*                            17,800             171
   Landamerica Financial Group        10,800             429
   Mid Atlantic Medical Services*      3,800             154
   Old Republic International         25,175             674
   Phoenix (B)                        34,950             253
   PMI Group                          10,600             271
   ProAssurance*                      12,200             287
   Radian Group                        7,524             251
   Stancorp Financial Group            4,400             227
   WR Berkley                          4,500             193
                                                  ----------
                                                       5,401
                                                  ----------
LEASING & RENTING -- 0.6%
   GATX (B)                            8,800             128
   Ryder System                       36,000             738
                                                  ----------
                                                         866
                                                  ----------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         29

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
MACHINERY -- 3.1%
   AGCO*                                 800      $       13
   Briggs & Stratton                   7,400             287
   CNH Global                         27,200              43
   Crane                              21,975             383
   Cummins                             5,900             145
   Fisher Scientific International*    7,900             221
   Johnson Controls                    5,500             398
   Kadant*                             9,600             157
   Millipore*                         18,700             612
   Toro                                4,500             315
   UNOVA*                             34,100             183
   Varian*                            14,215             407
   Wabtec                             32,700             380
   Waters*                            28,000             593
                                                  ----------
                                                       4,137
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 8.5%
   Abgenix*                           61,500             535
   Accredo Health*                     9,000             219
   Advanced Neuromodulation Systems*  14,585             626
   AdvancePCS*                        10,100             286
   American Pharmaceutical
     Partners (B)*                     2,100             40
   Amylin Pharmaceuticals*            19,900             322
   Apria Healthcare Group*             3,900              91
   Barr Laboratories*                  5,800             331
   Bausch & Lomb                       8,900             293
   C.R. Bard                           2,500             158
   Cell Therapeutics*                  9,000              75
   Cooper (B)                          9,450             283
   Covance*                           13,500             312
   CV Therapeutics*                    4,500              81
   Cytyc*                             18,400             240
   Haemonetics*                       26,450             578
   Health Net*                        19,500             522
   Healthsouth (B)*                  114,800              10
   Idexx Laboratories*                10,100             353
   Lincare Holdings*                   3,700             114
   Medarex*                           20,500              66
   Millennium Pharmaceuticals*        82,900             652
   NBTY*                              21,700             411
   Neurocrine Biosciences*             1,500              63
   Omnicare                           11,000             299
   Pacificare Health Systems (B)*     15,200             367
   Parexel International*             19,600             269
   Pediatrix Medical Group*              800              20
   Pharmaceutical Product
     Development*                     11,100             298
   Respironics*                          800              27
   Scios*                                300              13
   Sola International*                18,700             231


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Steris*                            24,090      $      630
   SurModics (B)*                     15,130             468
   Sybron Dental Specialties*          8,266             144
   Triad Hospitals*                    6,900             186
   Tularik*                           53,200             269
   US Oncology*                       40,400             287
   Varian Medical Systems*            16,880             910
   Visx*                              26,200             278
   VitalWorks*                        42,800             164
   WellChoice*                         1,200              25
                                                  ----------
                                                      11,546
                                                  ----------
METALS & MINING -- 0.1%
   Crown Holdings*                     5,500              31
   Timken                              8,700             136
                                                  ----------
                                                         167
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 1.6%
   Blyth                              22,025             560
   Identix*                           60,200             271
   Quanex                             19,200             608
   Stride Rite                        38,900             331
   Tredegar Industries                 5,375              64
   US Industries*                     67,600             268
                                                  ----------
                                                       2,102
                                                  ----------
PAINT & RELATED PRODUCTS -- 0.5%
   Sherwin-Williams                   23,275             615
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.4%
   Rayonier                           12,975             572
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 2.2%
   Amerada Hess                        8,600             381
   BJ Services*                        3,300             113
   Forest Oil*                         8,400             187
   Hanover Compressor*                26,100             170
   National-Oilwell*                   7,000             157
   Ocean Energy                        2,400              48
   Patina Oil & Gas                   20,100             661
   Patterson-UTI Energy*               3,400             110
   Pioneer Natural Resources*          1,800              45
   Pogo Producing                      9,400             374
   St. Mary Land & Exploration        16,730             419
   Unit*                               7,300             148
   Varco International*               10,900             200
                                                  ----------
                                                       3,013
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Reckson Associates Realty           6,600             124
                                                  ----------




--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
RETAIL -- 5.4%
   99 Cents Only Stores*               9,500      $      242
   Abercrombie & Fitch, Cl A*         15,700             472
   American Eagle Outfitters*          9,800             142
   AnnTaylor Stores*                  14,000             287
   Autonation (B)*                    13,100             167
   Big Lots*                           4,600              52
   Bob Evans Farms                    12,000             289
   Brinker International*              3,900             119
   Cheesecake Factory*                 7,400             239
   Chico's FAS*                        9,700             194
   Claire's Stores                    13,600             321
   Dillard's, Cl A                     9,000             116
   Dollar Tree Stores*                 7,400             147
   Duane Reade*                        6,800              86
   Footstar (B)*                      33,700             283
   Fred's                             12,825             357
   HOT Topic (B)*                     22,682             529
   JC Penney (B)                      33,375             656
   Michaels Stores*                    4,900             123
   Nordstrom                           5,900              96
   RadioShack                         26,175             583
   Reebok International*               7,700             253
   ShopKo Stores (B)*                 26,000             303
   Sonic Automotive*                  14,900             219
   Tuesday Morning*                   14,870             293
   Williams-Sonoma*                   19,500             425
   Zale*                               7,700             252
                                                  ----------
                                                       7,245
                                                  ----------
RUBBER-TIRES -- 0.2%
   Bandag                              5,600             179
   Cooper Tire & Rubber               12,900             157
                                                  ----------
                                                         336
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.5%
   Axcelis Technologies*              49,500             234
   Benchmark Electronics*              4,100             116
   Cree*                              31,300             580
   Fairchild Semiconductor
     International, Cl A*             68,300             714
   Genesis Microchip*                 12,200             152
   Integrated Circuit Systems*        29,910             649
   Intersil, Cl A*                     9,500             148
   Lam Research*                       2,800              32
   Lattice Semiconductor*             61,000             460
   Micrel*                             1,700              16
   Mykrolis*                          11,310              94
   Omnivision Technologies (B)*       19,815             411
   Pixelworks*                       156,500             861
   Silicon Laboratories (B)*           8,700             227
                                                  ----------
                                                       4,694
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SOFTWARE -- 4.3%
   Ascential Software*                55,000      $      154
   Checkfree (B)*                     58,300           1,311
   Digex*                            118,400              42
   Hyperion Solutions*                39,770             964
   Internet Security Systems*          6,800              68
   Mercury Interactive*                5,100             151
   National Instruments*              10,800             381
   NETIQ*                             33,900             378
   Network Associates*                 7,800             108
   Novell*                            51,800             111
   Pinnacle Systems*                  44,230             460
   Pixar*                             10,800             584
   Red Hat*                          169,600             921
   TIBCO Software*                    59,100             248
                                                  ----------
                                                       5,881
                                                  ----------
STEEL & STEEL WORKS -- 0.3%
   Maverick Tube*                      9,500             177
   Shaw Group (B)*                    20,900             210
                                                  ----------
                                                         387
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   Amdocs*                            23,400             311
   Avaya (B)*                        162,400             331
   CenturyTel                          6,600             182
   Inter-Tel                          16,300             245
   Plantronics*                       12,100             177
   Polycom*                          101,600             821
   Telephone & Data Systems            6,100             249
                                                  ----------
                                                       2,316
                                                  ----------
TRUCKING -- 0.8%
   Knight Transportation*             14,275             281
   Navistar International (B)*        11,600             285
   Roadway                            12,600             422
   Yellow*                             2,800              68
                                                  ----------
                                                       1,056
                                                  ----------
WHOLESALE -- 0.2%
   Handleman*                         15,500             228
                                                  ----------
Total Common Stock
   (Cost $136,372)                                   122,528
                                                  ----------

RIGHTS -- 0.0%
   Bank United*                        7,000               1
                                                  ----------
Total Rights
   (Cost $2)                                               1
                                                  ----------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         31

STATEMENT OF NET ASSETS (Unaudited)


Tax-Managed Small Cap Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
WARRANTS -- 0.0%
   Washington Mutual (C)*            115,700        $     17
                                                    --------
Total Warrants
   (Cost $31)                                             17
                                                    --------

U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bills (A)
        1.670%, 08/28/03             $ 1,000             996
                                                    --------
Total U.S. Treasury Obligation
   (Cost $996)                                           996
                                                    --------

CORPORATE OBLIGATIONS -- 3.3%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.9%
   American Express Credit (D)
        1.281%, 12/17/03                 327             328
        1.260%, 01/13/04                 109             109
   American Honda Finance (D)
        1.251%, 03/15/04                 273             273
   CC USA (D)
        1.350%, 04/11/03                 131             131
   CIT Group (D)
        2.432%, 12/05/03                 170             169
        1.807%, 04/07/03                 256             256
   Countrywide Home Loans (D)
        1.630%, 01/13/04                 180             180
        1.567%, 12/10/03                 144             144
        1.547%, 05/22/03                 175             175
   General Electric Capital (D)
        1.360%, 07/28/03                 218             218
        1.280%, 01/28/04                 109             109
   Goldman Sachs Group (D)
        1.377%, 08/04/03                 218             218
   Halogen Funding (D)
        1.300%, 04/08/03                  87              87
   Household Finance (D)
        2.330%, 08/01/03                 218             218
        1.779%, 04/07/03                 153             153
        1.727%, 09/12/03                  52              53
        1.690%, 05/30/03                  65              65
   International Lease Finance (D)
        1.581%, 10/03/03                  44              44
   John Hancock Global Funding (D)
        1.339%, 04/02/03                 218             218
   Lehman Brothers Holdings (D)
        1.446%, 04/04/03                 163             164
   Liberty Light US Capital (D)
        1.363%, 05/15/03                 218             218
        1.280%, 01/21/04                 218             218


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   USA Education (D)
        1.321%, 01/23/04             $    78        $     78
   Washington Mutual Bank (D)
        1.414%, 05/27/03                  44              44
                                                    --------
                                                       3,870
                                                    --------
MACHINERY -- 0.4%
   Caterpillar (D)
        1.341%, 07/09/03                 218             218
        1.341%, 04/08/04                 131             131
        1.304%, 03/05/04                 100             101
        1.233%, 05/05/03                 122             122
                                                    --------
                                                         572
                                                    --------
Total Corporate Obligations
   (Cost $4,442)                                       4,442
                                                    --------

COMMERCIAL PAPER -- 2.9%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.9%
   Aquinas Funding (D)
        1.300%, 04/07/03                 153             152
        1.183%, 06/13/03                 218             218
   Asap Funding (D)
        1.261%, 05/01/03                 123             122
        1.243%, 06/17/03                 109             109
   Atlantis One Funding (D)
        1.183%, 06/24/03                 436             436
   Edison Asset (D)
        1.237%, 09/03/03                 218             217
   Hannover Funding (D)
        1.320%, 04/07/03                 248             248
   Mortgage Interest Networking
     Trust (D)
        1.274%, 07/02/03                 436             435
   Polonius (D)
        1.203%, 06/11/03                 218             218
   Scaldis Capital (D)
        1.423%, 05/20/03                  60              60
        1.413%, 05/27/03                 125             124
        1.315%, 07/14/03                 218             217
   Sigma Finance (D)
        1.361%, 08/19/03                 109             109
        1.334%, 06/17/03                 108             107
        1.315%, 07/14/03                 218             217
   Tannehill Capital (D)
        1.315%, 07/10/03                 131             131
        1.302%, 05/21/03                 218             217
        1.286%, 08/06/03                  87              87
   White Pine Finance (D)
        1.232%, 05/12/03                  95              94





--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Witmer Funding (D)
        1.283%, 06/12/03            $     87        $     87
        1.282%, 05/12/03                 218             218
        1.281%, 04/14/03                 131             131
                                                    --------
Total Commercial Paper
   (Cost $3,954)                                       3,954
                                                    --------

CASH EQUIVALENT -- 0.3%
   American Select Cash
     Reserve Fund (D)                436,474             436
                                                    --------
Total Cash Equivalent
   (Cost $436)                                           436
                                                    --------

REPURCHASE AGREEMENTS -- 10.2%
   Lehman Brothers (D)
     1.36%, dated 03/31/03, matures
     04/01/03, repurchase price
     $109,123(collateralized by
     FNMA obligations, market
     value: $111,308)                    109             109
   Morgan Stanley Dean Witter
     1.25%, dated 03/31/03, matures
     04/01/03, repurchase price
     $11,745,424(collateralized by
     FNMA obligations, market
     value: $11,982,422)              11,745          11,745
   UBS Paine Webber  (D)
     1.36%, dated 03/31/03, matures
     04/01/03, repurchase price
     $1,876,341 (collateralized by
     FNMA obligations, market
     value: $1,913,807)                1,876           1,876
                                                    --------
Total Repurchase Agreements
   (Cost $13,730)                                     13,730
                                                    --------
Total Investments -- 108.0%
   (Cost $159,963)                                   146,104
                                                    --------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (8.0%)
Payable upon Return on Securities Loaned            $(10,817)
Investment Advisory Fees Payable                         (62)
Administrator Fees Payable                               (40)
Shareholder Servicing Fees Payable                       (20)
Other Assets and Liabilities                              70
                                                    --------
Total Other Assets & Liabilities, Net                (10,869)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 18,254,538 outstanding shares
   of beneficial interest                            173,763
Accumulated net investment loss                          (94)
Accumulated net realized loss on investments         (24,490)
Net unrealized depreciation on investments           (13,859)
Net unrealized depreciation on futures contracts         (85)
                                                    --------
Total Net Assets -- 100.0%                          $135,235
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $7.41
                                                       =====


* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $9,985,233.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $10,816,651 (see Note 10).
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         33

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Value Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.3%
AEROSPACE & DEFENSE -- 1.0%
   Curtiss-Wright                      6,500        $    393
   Esterline Technologies*            15,900             269
   Herley Industries*                 93,450           1,607
   Moog, Cl A*                         9,700             297
   Orbital Sciences (B)*             317,400           1,641
   Sturm Ruger                        11,900             104
   Teledyne Technologies*             96,700           1,224
   Trimble Navigation*                16,900             320
   United Industrial                  47,000             585
                                                    --------
                                                       6,440
                                                    --------
AIRCRAFT -- 0.1%
   ExpressJet Holdings*               50,500             414
   Offshore Logistics*                11,100             200
   Sequa, Cl A*                        3,200             110
                                                    --------
                                                         724
                                                    --------
APPAREL/TEXTILES -- 2.3%
   Angelica                           12,800             218
   Delta & Pine Land                 226,250           5,116
   Kellwood                          228,175           6,603
   National Service Industries        41,487             214
   Nautica Enterprises*               13,900             135
   Phillips-Van Heusen                29,900             369
   Polo Ralph Lauren*                 50,500           1,156
   Unifi*                            172,300             829
                                                    --------
                                                      14,640
                                                    --------
AUTOMOTIVE -- 1.6%
   Aftermarket Technology*            91,400           1,033
   ArvinMeritor                       55,700             779
   BorgWarner                         58,200           2,784
   CSK Auto*                         121,600           1,107
   Dura Automotive Systems, Cl A*     10,300              58
   Harsco                             33,200           1,012
   Polaris Industries (B)             39,700           1,974
   Superior Industries International  41,700           1,519
                                                    --------
                                                      10,266
                                                    --------
BANKS -- 6.0%
   Alabama National Bancorp            1,500              61
   Bancorpsouth                       36,800             677
   Bank of Hawaii                     22,500             693
   BankAtlantic Bancorp, Cl A        143,200           1,402
   Chemical Financial                  2,520              67
   City Holding                        4,300             118
   Colonial BancGroup                 78,100             879
   Commercial Federal                176,775           3,840
   Community Bank System               4,300             135


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Community First Bankshares         45,200        $  1,155
   Connecticut Bancshares              3,100             129
   Corus Bankshares                    1,700              68
   CPB                                 5,300             135
   Cullen/Frost Bankers               46,700           1,419
   Downey Financial                   26,000           1,025
   East-West Bancorp                  14,100             435
   First Citizens Bancshares, Cl A     5,000             470
   First Essex Bancorp                 3,800             118
   First Financial Bancorp            40,525             643
   First Midwest Bancorp              42,700           1,102
   FirstFed Financial*                47,200           1,425
   Flagstar Bancorp                   79,150           2,087
   Flushing Financial                 26,600             463
   Fulton Financial                   68,300           1,285
   Gold Banc                           9,800              78
   Hancock Holding                     3,000             129
   Hudson United Bancorp              51,170           1,576
   IBERIABANK                          1,500              61
   Independence Community Bank        42,300           1,119
   Irwin Financial                    14,900             290
   Local Financial*                    5,700              82
   MAF Bancorp                        22,100             744
   MB Financial                        1,800              64
   Netbank                            29,900             278
   OceanFirst Financial               47,650           1,024
   PFF Bancorp                         8,000             257
   Port Financial                      2,500             119
   Prosperity Bancshares               3,500              58
   Provident Bankshares                6,900             159
   Provident Financial Services*      70,700           1,118
   R & G Financial, Cl B              12,200             268
   Republic Bancorp                   24,240             286
   Seacoast Financial Services        45,800             836
   Silicon Valley Bancshares (B)*     90,675           1,649
   Southwest Bancorp of Texas*        45,500           1,366
   Staten Island Bancorp             156,000           2,327
   Sterling Bancorp                    4,300             106
   Sterling Bancshares                12,100             144
   Susquehanna Bancshares              8,000             166
   Texas Regional Bancshares, Cl A     7,590             229
   Umpqua Holdings                     8,700             157
   Washington Federal                 33,968             715
   Webster Financial                  39,000           1,370
   Westamerica Bancorporation         26,400           1,043
   Wintrust Financial                  6,900             197
                                                    --------
                                                      37,846
                                                    --------
BEAUTY PRODUCTS -- 0.3%
   Chattem*                           19,100             294
   Playtex Products*                 199,600           1,609
                                                    --------
                                                       1,903
                                                    --------





--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BIOTECHNOLOGY -- 0.7%
   Applera - Celera Genomics Group*  113,900        $    982
   Bio-Rad Laboratories, Cl A*        62,400           2,231
   Cambrex                            22,900             550
   Genencor International (B)*        88,400             897
                                                    --------
                                                       4,660
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   American Greetings, Cl A (B)*     331,100           4,337
   Banta                              35,700           1,053
   Bowne                             159,125           1,591
   Checkpoint Systems*                89,900             885
   Consolidated Graphics*             39,200             659
   Courier                            26,800           1,320
   Hollinger International           428,100           3,382
   Insight Communications*             8,700             104
   Pulitzer                            6,900             301
   Sinclair Broadcast Group*          44,200             347
   Spanish Broadcasting System*      171,700           1,054
                                                    --------
                                                      15,033
                                                    --------
BUILDING & CONSTRUCTION -- 4.7%
   ABM Industries                     71,600             941
   Butler Manufacturing               36,300             595
   Centex Construction Products      132,900           4,784
   Chemed                             42,100           1,334
   Chicago Bridge & Iron NY Shares    49,400             802
   Dycom Industries*                  65,800             680
   ElkCorp                            84,200           1,600
   EMCOR Group*                       36,500           1,761
   Genlyte Group*                    110,400           3,651
   Lennox International               91,000           1,310
   LSI Industries                     65,500             593
   M/I Schottenstein Homes            53,800           1,543
   MDC Holdings                       32,290           1,239
   Ryland Group                       51,900           2,242
   Simpson Manufacturing*             92,500           3,127
   Texas Industries                   86,100           1,656
   Trex*                              11,900             384
   Universal Forest Products          29,500             457
   Walter Industries                  51,500             449
   York International                 28,500             599
                                                    --------
                                                      29,747
                                                    --------
CHEMICALS -- 3.0%
   A. Schulman                        20,400             296
   Albemarle                          85,100           2,072
   American Pacific*                 143,400           1,153
   Arch Chemicals                      7,600             142
   Cytec Industries*                 173,800           4,840
   Ethyl*                             19,760             195
   HB Fuller                          68,500           1,584


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   IMC Global                         91,000        $    875
   MacDermid                          18,400             376
   Millennium Chemicals              256,475           2,996
   Minerals Technologies              52,000           1,982
   NL Industries                       8,100             130
   Nova Chemicals                     64,300           1,177
   Wellman                           146,600           1,368
                                                    --------
                                                      19,186
                                                    --------
COAL MINING -- 0.2%
   Consol Energy                      61,200           1,012
                                                    --------
COMMERCIAL SERVICES -- 2.4%
   Advo*                             109,900           3,627
   American Bank Note Holographics*    5,122               4
   American Banknote*                  1,002              --
   BearingPoint*                     209,900           1,337
   Central Parking                    14,500             145
   Corrections of America*             7,500             131
   G&K Services                       55,000           1,320
   Memberworks (B)*                   16,000             334
   MPS Group*                        185,700             969
   Navigant International*             5,200              55
   On Assignment*                     37,000             156
   Pittston Brink's Group            272,375           3,775
   Quanta Services*                  184,300             590
   Quintiles Transnational*           32,000             389
   Right Management Consultants*      33,400             434
   Service International (B)*        114,600             319
   Sourcecorp*                         7,600             106
   Stewart Enterprises*              146,200             395
   Sylvan Learning Systems*           27,300             434
   URS*                               20,300             234
   Watson Wyatt Holdings*              1,700              34
                                                    --------
                                                      14,788
                                                    --------
COMMUNICATIONS EQUIPMENT -- 1.3%
   Allen Telecom*                    223,200           2,176
   Andrew (B)*                        63,725             350
   Arris Group (B)*                  183,300             678
   CommScope*                        297,350           2,230
   Harris                             82,200           2,283
   Loral Space &
     Communications (B)*             484,600             160
   Wavecom ADR*                       28,400             237
                                                    --------
                                                       8,114
                                                    --------
COMPUTERS & SERVICES -- 4.3%
   Brady, Cl A                       114,850           3,248
   E.piphany*                        130,500             519
   Earthlink*                        590,775           3,397
   Electronics for Imaging*           94,100           1,665
   Imation*                           28,300           1,053




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         35

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Iomega*                            39,460        $    438
   Keynote Systems*                  107,200             997
   Maxtor*                           517,200           2,912
   Optimal Robotics, Cl A*            29,000             167
   Paxar*                             95,300           1,091
   ProQuest (B)*                     228,275           4,718
   Quantum*                          478,100           1,726
   Rainbow Technologies*               9,000              85
   Register.com*                     145,400             803
   SonicWALL*                         53,200             192
   Storage Technology*                54,400           1,100
   SYKES Enterprises*                 54,000             210
   Systems & Computer Technology*     70,800             542
   Unisys*                           120,100           1,112
   United Online*                     23,800             410
   webMethods (B)*                    78,100             713
                                                    --------
                                                      27,098
                                                    --------
CONTAINERS & PACKAGING -- 0.5%
   Packaging of America*             143,200           2,579
   Silgan Holdings*                   28,300             627
                                                    --------
                                                       3,206
                                                    --------
DATA PROCESSING -- 0.7%
   American Management Systems*       90,200           1,090
   CCC Information Services Group*    10,600             171
   CSG Systems International*        241,625           2,095
   eFunds*                           106,300             730
                                                    --------
                                                       4,086
                                                    --------
DRUGS -- 0.7%
   Alpharma, Cl A                     88,500           1,587
   ICN Pharmaceuticals                68,200             608
   Kos Pharmaceuticals*               15,200             265
   Pharmacopeia*                     243,800           2,138
                                                    --------
                                                       4,598
                                                    --------
ELECTRICAL SERVICES -- 2.5%
   Acuity Brands                     323,950           4,357
   Cleco                              61,000             766
   DQE                               145,000           1,768
   El Paso Electric*                 235,000           2,538
   Empire District Electric           15,500             273
   Idacorp                            13,300             303
   PNM Resources                     182,800           4,111
   UIL Holdings                       29,000           1,006
   Westar Energy                      67,600             819
                                                    --------
                                                      15,941
                                                    --------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
ELECTRONICS -- 0.8%
   Arrow Electronics (B)*             74,000        $  1,088
   Lincoln Electric Holdings          94,200           1,701
   Methode Electronics, Cl A          82,900             672
   Park Electrochemical               86,800           1,314
                                                    --------
                                                       4,775
                                                    --------
ENTERTAINMENT -- 2.1%
   Arctic Cat                         45,300             707
   Callaway Golf                     229,750           2,729
   Department 56*                      6,200              61
   Gaylord Entertainment*            160,775           2,886
   Isle of Capri Casinos*             12,400             145
   Jakks Pacific*                     18,200             188
   K2*                                14,500             112
   Speedway Motorsports              242,800           5,728
   World Wrestling Entertainment*     92,000             705
                                                    --------
                                                      13,261
                                                    --------
ENVIRONMENTAL SERVICES -- 0.4%
   Calgon Carbon                     213,100           1,044
   Casella Waste Systems, Cl A*        8,100              67
   Tetra Tech*                        89,900           1,271
                                                    --------
                                                       2,382
                                                    --------
FINANCIAL SERVICES -- 2.0%
   Capital Southwest                  30,500           1,469
   Doral Financial                    51,000           1,803
   Financial Federal*                 53,000           1,012
   LaBranche (B)*                     18,900             347
   NCO Group*                         18,100             262
   New Century Financial              31,400             979
   Raymond James Financial            80,200           2,075
   Student Loan                       13,100           1,279
   Waddell & Reed Financial, Cl A    195,850           3,441
                                                    --------
                                                      12,667
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Corn Products International        44,600           1,300
   Fleming (B)                        44,700              22
   Great Atlantic & Pacific Tea*      43,400             187
   International Multifoods*          57,400           1,109
   Interstate Bakeries                29,100             306
   Pathmark Stores*                  238,500           1,593
   PepsiAmericas                     115,300           1,356
   Pilgrims Pride, Cl A                8,800              49
   Tyson Foods, Cl A                 106,700             827
   Universal                          50,900           1,922
                                                    --------
                                                       8,671
                                                    --------




--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
GAS/NATURAL GAS -- 1.3%
   Energen                            23,000        $    738
   NUI                                56,900             831
   Oneok                              92,600           1,698
   Piedmont Natural Gas (B)           28,200           1,005
   South Jersey Industries             5,900             186
   Southern Union*                    19,300             235
   UGI                                53,500           2,445
   Vectren                            55,800           1,200
                                                    --------
                                                       8,338
                                                    --------
HOTELS & LODGING -- 1.1%
   Aztar*                             63,800             857
   Boyd Gaming*                       47,200             602
   Fairmont Hotels & Resorts         163,100           3,670
   Starwood Hotels & Resorts
     Worldwide                        66,600           1,584
                                                    --------
                                                       6,713
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   Ethan Allen Interiors              91,600           2,696
   Furniture Brands International*   178,900           3,499
   Kimball International              29,400             410
   Salton (B)*                        36,200             380
                                                    --------
                                                       6,985
                                                    --------
INSURANCE -- 6.5%
   American Medical Security Group*   12,700             168
   AmerUs Group (B)                   70,700           1,735
   Arch Capital Group*                55,100           1,871
   CNA Surety                         25,100             201
   Commerce Group                     28,200             964
   Delphi Financial Group, Cl A       26,600           1,042
   FBL Financial Group, Cl A          16,900             334
   First American                     94,800           2,313
   Hub International                  46,000             619
   IPC Holdings*                     103,900           3,126
   Landamerica Financial Group       151,500           6,022
   Ohio Casualty*                     56,900             735
   Philadelphia Consolidated Holding* 35,800           1,289
   Phoenix (B)                       298,200           2,159
   Pico Holdings*                    133,700           1,663
   Platinum Underwriters Holdings (B) 58,800           1,490
   PMA Capital, Cl A                  10,300              70
   Presidential Life                  47,200             297
   RenaissanceRe Holdings             32,000           1,282
   Scottish Annuity & Life Holdings  182,300           3,176
   Selective Insurance Group          50,000           1,227
   Stancorp Financial Group           20,700           1,067
   Stewart Information Services*     183,200           4,252
   UICI*                              36,600             352


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Vesta Insurance Group              32,500        $     73
   White Mountains Insurance
     Group (B)                         6,100           2,074
   WR Berkley                         30,100           1,290
   Zenith National Insurance           5,700             122
                                                    --------
                                                      41,013
                                                    --------
LEASING & RENTING -- 0.9%
   Aaron Rents                         7,000             143
   Dollar Thrifty Automotive Group*   69,700           1,160
   GATX                               33,100             479
   Rent-A-Center*                     21,000           1,149
   Ryder System                      121,300           2,488
   Universal Compression Holdings*    11,000             192
                                                    --------
                                                       5,611
                                                    --------
MACHINERY -- 4.0%
   AGCO*                               3,800              61
   Albany International, Cl A         59,600           1,365
   Analogic                            9,000             410
   Applied Industrial Technologies    42,300             707
   Briggs & Stratton                  72,300           2,808
   Cascade                             4,700              68
   CNH Global                         66,300             103
   Crane                             141,150           2,459
   Gardner Denver*                    83,900           1,544
   JLG Industries                     74,175             350
   Kadant*                           153,900           2,522
   Millipore*                         81,500           2,665
   NACCO Industries, Cl A              2,100              97
   Oil States International*          15,900             191
   PerkinElmer                        72,000             640
   Rayovac*                           64,200             697
   Regal-Beloit                      161,100           2,466
   Tecumseh Products, Cl A             5,900             242
   Thomas Industries                  55,000           1,364
   Toro                                7,500             525
   UNOVA*                            179,400             963
   Wabtec                            109,600           1,273
   Woodward Governor                  47,400           1,659
                                                    --------
                                                      25,179
                                                    --------
MARINE TRANSPORTATION -- 0.6%
   Kirby*                             96,600           2,376
   Teekay Shipping                    32,000           1,242
                                                    --------
                                                       3,618
                                                    --------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         37

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.7%
   America Service Group*             39,900        $    519
   Bausch & Lomb                      41,400           1,362
   Centene*                            8,200             240
   Cole National*                      5,800              52
   Conmed*                            19,500             320
   Dendrite International*           434,550           3,694
   Diagnostic Products                27,800           1,038
   Genesis Health Ventures*            4,900              73
   Haemonetics*                      189,175           4,133
   Hanger Orthopedic Group*           21,000             240
   Health Net*                        86,300           2,310
   Healthsouth (B)*                  484,400              41
   Medcath*                            6,300              32
   National Dentex*                   54,900             992
   Neoforma*                           5,900              75
   Neopharm*                           7,600              87
   Nu Skin Enterprises, Cl A          44,200             445
   Ocular Sciences*                   91,475           1,271
   Owens & Minor                      57,500           1,009
   Pacificare Health Systems (B)*     30,200             729
   Parexel International*             86,800           1,191
   Prime Medical Services*            42,300             312
   Renal Care Group*                  44,600           1,391
   Sola International*               136,900           1,692
   Sybron Dental Specialties*         35,800             625
   Unifirst                           21,700             335
   US Oncology*                      180,300           1,280
   Visx*                             380,150           4,030
                                                    --------
                                                      29,518
                                                    --------
METALS & MINING -- 1.5%
   Cleveland-Cliffs*                   7,600             142
   Commercial Metals                  52,900             738
   Crown Holdings*                    10,400              59
   Kaydon                            170,100           3,201
   Mueller Industries*               131,500           3,284
   RTI International Metals*           9,700              95
   Southern Peru Copper                4,400              64
   Velcro Industries                 130,800           1,190
   Worthington Industries             48,900             583
                                                    --------
                                                       9,356
                                                    --------
MISCELLANEOUS MANUFACTURING -- 1.4%
   AO Smith                           47,550           1,274
   Aptargroup                         31,100           1,006
   Barnes Group                       28,350             600
   Blyth                             103,300           2,627
   Myers Industries                    7,600              73
   Quanex                             24,100             764
   Robbins & Myers                     8,800             118
   SPS Technologies*                   3,850              94


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Tredegar Industries               106,250        $  1,270
   US Industries*                    292,600           1,159
                                                    --------
                                                       8,985
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
   IKON Office Solutions             100,800             716
   Standard Register                  31,100             463
                                                    --------
                                                       1,179
                                                    --------
PAPER & PAPER PRODUCTS -- 1.0%
   Glatfelter                        147,454           1,572
   Rayonier                           74,125           3,266
   Rock-Tenn                          51,000             653
   Schweitzer-Mauduit International   32,500             731
   Wausau-Mosinee Paper               18,700             191
                                                    --------
                                                       6,413
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 6.3%
   3TEC Energy*                      124,700           1,878
   Atwood Oceanics*                   90,600           2,287
   BJ Services*                       15,100             519
   Cabot Oil & Gas                   113,900           2,734
   CAL Dive International (B)*        67,300           1,212
   Cimarex Energy*                    83,800           1,630
   Comstock Resources*                12,900             130
   Core Laboratories*                138,100           1,436
   Denbury Resources*                 38,100             413
   Evergreen Resources*               49,000           2,220
   Forest Oil*                       197,150           4,396
   Helmerich & Payne                  41,600           1,066
   Holly (B)                          27,800             796
   Houston Exploration*               11,400             308
   Lone Star Technologies*            59,800           1,263
   National-Oilwell*                  31,400             703
   Nuevo Energy*                     176,400           2,390
   Prima Energy*                      64,400           1,207
   Range Resources*                  100,200             572
   Southwestern Energy*               12,300             161
   Spinnaker Exploration*             69,300           1,346
   St. Mary Land & Exploration       123,400           3,091
   Stone Energy*                      93,700           3,147
   Tom Brown*                         72,800           1,762
   Ultra Petroleum*                  112,700             995
   Veritas DGC*                      187,100           1,244
   Willbros Group*                    90,800             794
                                                    --------
                                                      39,700
                                                    --------
RAILROADS -- 0.0%
   Florida East Coast Industries       4,700             115
                                                    --------
REAL ESTATE -- 0.9%
   Avatar Holdings*                   87,100           2,224
                                                    --------





--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Jones Lang LaSalle*                69,300        $    947
   LNR Property (B)                   41,600           1,402
   Trammell Crow*                    155,400           1,237
                                                    --------
                                                       5,810
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 11.7%
   Alexandria Real Estate Equities    29,600           1,245
   AMB Property                       97,700           2,760
   Apartment Investment &
     Management, Cl A                 73,100           2,667
   Archstone-Smith Trust             175,400           3,852
   Arden Realty                       62,600           1,420
   AvalonBay Communities             120,800           4,458
   Bedford Property Investors          7,900             206
   Boston Properties                  46,300           1,755
   Boykin Lodging                      8,800              65
   Brandywine Realty Trust            10,000             220
   BRE Properties, Cl A               45,100           1,328
   Camden Property Trust               4,800             156
   CBL & Associates Properties        14,400             584
   Corporate Office Properties Trust
     SBI MD                          135,050           2,012
   Cousins Properties                 75,200           1,944
   Developers Diversified Realty      24,242             585
   Entertainment Properties Trust      8,600             228
   Equity Residential                 76,600           1,844
   Essex Property Trust               52,300           2,733
   Federal Realty Investment Trust   108,400           3,292
   FelCor Lodging Trust               48,800             304
   First Industrial Realty Trust      62,700           1,776
   General Growth Properties (B)      64,500           3,480
   Glenborough Realty Trust           16,900             261
   Glimcher Realty Trust              53,200           1,021
   Great Lakes                         8,400             119
   Health Care                        23,800             624
   Healthcare Realty Trust            24,300             593
   Highwoods Properties               59,300           1,212
   Home Properties of New York        49,300           1,637
   HRPT Properties Trust              53,000             451
   Keystone Property Trust            13,800             237
   Koger Equity                       10,600             162
   LaSalle Hotel Properties            8,300              99
   Lexington Corporate
     Properties Trust                 17,700             302
   Macerich                          166,734           5,282
   Mack-Cali Realty                  110,000           3,407
   MID Atlantic Realty Trust           6,600             120
   Mid-America Apartment Communities   6,700             159
   National Health Investors          11,000             169
   Parkway Properties                  3,600             136
   PS Business Parks                  39,300           1,169
   Public Storage                     40,900           1,239
   Reckson Associates Realty (B)     161,000           3,027
   Redwood Trust                      10,900             354


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   RFS Hotel Investors                16,300        $    158
   Simon Property Group (B)          113,600           4,070
   SL Green Realty (B)               140,800           4,303
   Taubman Centers                   122,850           2,092
   Universal Health Realty Income     18,500             479
   Ventas                             21,700             252
   Vornado Realty Trust               38,600           1,382
                                                    --------
                                                      73,430
                                                    --------
RETAIL -- 5.0%
   7-Eleven*                          41,400             288
   Abercrombie & Fitch, Cl A (B)*     31,300             940
   American Eagle Outfitters*         32,600             473
   Brown Shoe                         51,000           1,380
   Cash America International         14,000             133
   Cato, Cl A                         46,000             876
   Circuit City Stores                60,500             315
   Dillard's, Cl A                    50,100             647
   Dress Barn*                         8,206             110
   Duane Reade*                       30,100             382
   Footstar (B)*                     356,675           2,996
   Gart Sports*                        1,300              25
   Genesco*                           78,800           1,120
   Ihop*                             108,000           2,434
   Jo-Ann Stores, Cl A*               35,600             712
   Landry's Restaurants               25,300             425
   Linens `N Things*                  51,900           1,055
   Lone Star Steakhouse & Saloon      35,200             746
   Neiman-Marcus Group, Cl A*         10,200             296
   Neiman-Marcus Group, Cl B*          1,100              30
   New World Restaurant Group*         3,281              --
   Papa John's International*         12,700             318
   Payless Shoesource*                48,600             761
   Rare Hospitality International*    34,300             955
   Rex Stores*                         5,500              56
   Ruby Tuesday                       49,300           1,006
   Ryan's Family Steak Houses*        97,050           1,019
   School Specialty (B)*              89,600           1,592
   Sharper Image*                     26,000             468
   Shoe Carnival*                      6,000              91
   ShopKo Stores*                     48,200             561
   Sonic Automotive*                  42,500             625
   Stage Stores*                       7,500             159
   Wolverine World Wide               66,900           1,121
   World Fuel Services                42,600             867
   Zale*                             204,575           6,698
                                                    --------
                                                      31,680
                                                    --------
RUBBER-TIRES -- 0.3%
   Bandag                             24,000             765
   Cooper Tire & Rubber               64,400             786
                                                    --------
                                                       1,551
                                                    --------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         39

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.9%
   Axcelis Technologies*             387,625        $  1,833
   Benchmark Electronics*             10,400             295
   Cypress Semiconductor*            156,600           1,081
   Dupont Photomasks*                 60,300           1,210
   EMS Technologies*                   4,600              64
   Fairchild Semiconductor
     International, Cl A*            414,500           4,336
   Hutchinson Technology*             36,200             895
   MEMC Electronic Materials*         24,900             280
   Mykrolis*                          50,015             418
   Pioneer Standard Electronics       17,100             144
   Standard Microsystems*              7,700             117
   Stoneridge*                         1,800              17
   Ultratech Stepper*                 58,500             700
   Zoran*                             36,200             467
                                                    --------
                                                      11,857
                                                    --------
SOFTWARE -- 1.5%
   Ascential Software*               235,600             660
   Borland Software*                  22,700             209
   Concerto Software*                 93,800             516
   Digex*                            548,270             192
   Digi International*                33,300             108
   Hyperion Solutions*                52,300           1,268
   Internet Security Systems*         79,700             791
   Lawson Software*                  195,700             908
   Novell*                           225,800             486
   Progress Software*                 47,200             847
   Sybase*                            52,500             680
   THQ (B)*                           58,500             765
   TIBCO Software*                   259,900           1,092
   Timberline Software               116,900             526
   Transaction Systems Architects,
     Cl A*                            46,000             273
                                                    --------
                                                       9,321
                                                    --------
STEEL & STEEL WORKS -- 1.0%
   AK Steel Holding*                 330,300           1,073
   Maverick Tube*                     41,600             774
   Roanoke Electric Steel            109,000             948
   Schnitzer Steel Industries, Cl A   83,200           2,017
   Shaw Group*                        54,400             547
   Steel Dynamics*                    64,500             751
                                                    --------
                                                       6,110
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   Audiovox*                          11,600              86
   Avaya*                            527,600           1,076
   Belden                            132,750           1,427
   Boston Communications Group*       26,600             417
   IDT*                               34,500             517
   IDT, Cl B*                         59,800             902


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Inter-Tel                          33,500        $    503
   Newport*                           49,800             588
   Telephone & Data Systems           18,200             745
                                                    --------
                                                       6,261
                                                    --------
TRUCKING -- 1.4%
   JB Hunt Transport Services*        34,900             939
   Navistar International (B)*        51,600           1,270
   Roadway                            36,000           1,207
   SCS Transportation*                52,900             560
   USFreightways                     199,600           5,052
                                                    --------
                                                       9,028
                                                    --------
WHOLESALE -- 0.6%
   Handleman*                         75,500           1,110
   United Natural Foods*              37,600             958
   United Stationers*                 84,300           1,800
   Watsco                              9,200             126
                                                    --------
                                                       3,994
                                                    --------
Total Common Stock
   (Cost $640,899)                                   612,809
                                                    --------

RIGHTS -- 0.0%
   Bank United*                       46,300               5
                                                    --------
Total Rights
   (Cost $8)                                               5
                                                    --------

WARRANTS -- 0.0%
   American Banknote Holographics,
     Expires 06/18/03                  3,030              --
   American Banknote, Ser 1,
     Expires 10/01/07 (E)                345              --
   American Banknote, Ser 2,
     Expires 06/18/03 (E)                345              --
   Washington Mutual (C)*            432,942              65
                                                    --------
Total Warrants
   (Cost $63)                                             65
                                                    --------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
        1.170%, 08/28/03             $ 2,000           1,991
                                                    --------
Total U.S. Treasury Obligation
   (Cost $1,990)                                       1,991
                                                    --------




--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount     Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS -- 2.5%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.2%
   American Express Credit (D)
        1.281%, 12/17/03             $ 1,173        $  1,174
        1.260%, 01/13/04                 391             391
   American Honda Finance (D)
        1.251%, 03/15/04                 978             978
   CC USA (D)
        1.350%, 04/11/03                 469             469
   CIT Group (D)
        2.432%, 12/05/03                 610             605
        1.807%, 04/07/03                 918             918
   Countrywide Home Loans (D)
        1.630%, 01/13/04                 646             646
        1.567%, 12/10/03                 516             516
        1.547%, 05/22/03                 626             626
   General Electric Capital (D)
        1.360%, 07/28/03                 782             782
        1.280%, 01/28/04                 391             391
   Goldman Sachs Group (D)
        1.377%, 08/04/03                 782             782
   Halogen Funding (D)
        1.300%, 04/08/03                 313             313
   Household Finance (D)
        2.330%, 08/01/03                 782             780
        1.779%, 04/07/03                 547             547
        1.727%, 09/12/03                 188             188
        1.690%, 05/30/03                 235             235
   International Lease Finance (D)
        1.581%, 10/03/03                 156             157
   John Hancock Global Funding (D)
        1.339%, 04/02/03                 782             783
   Lehman Brothers Holdings (D)
        1.446%, 04/04/03                 584             586
   Liberty Light US Capital (D)
        1.363%, 05/15/03                 782             782
        1.280%, 01/21/04                 782             782
   USA Education (D)
        1.321%, 01/23/04                 278             279
   Washington Mutual Bank (D)
        1.414%, 05/27/03                 156             156
                                                    --------
                                                      13,866
                                                    --------
MACHINERY -- 0.3%
   Caterpillar (D)
        1.341%, 07/09/03                 782             783
        1.341%, 04/08/04                 469             470
        1.304%, 03/05/04                 360             360
        1.233%, 05/05/03                 438             439
                                                    --------
                                                       2,052
                                                    --------
Total Corporate Obligations
   (Cost $15,918)                                     15,918
                                                    --------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER -- 2.3%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.3%
   Aquinas Funding (D)
        1.300%, 04/07/03             $   547        $    546
        1.183%, 06/13/03                 782             780
   Asap Funding (D)
        1.261%, 05/01/03                 439             438
        1.243%, 06/17/03                 391             390
   Atlantis One Funding (D)
        1.183%, 06/24/03               1,564           1,559
   Edison Asset (D)
        1.237%, 09/03/03                 782             777
   Hannover Funding (D)
        1.320%, 04/07/03                 888             887
   Mortgage Interest Networking
     Trust (D)
        1.274%, 07/02/03               1,564           1,559
   Polonius (D)
        1.203%, 06/11/03                 782             780
   Scaldis Capital (D)
        1.423%, 05/20/03                 216             215
        1.413%, 05/27/03                 449             446
        1.315%, 07/14/03                 782             777
   Sigma Finance (D)
        1.361%, 08/19/03                 391             391
        1.334%, 06/17/03                 386             383
        1.315%, 07/14/03                 782             777
   Tannehill Capital (D)
        1.315%, 07/10/03                 469             469
        1.302%, 05/21/03                 782             779
        1.286%, 08/06/03                 313             311
   White Pine Finance (D)
        1.232%, 05/12/03                 339             338
   Witmer Funding (D)
        1.283%, 06/12/03                 313             312
        1.282%, 05/12/03                 782             780
        1.281%, 04/14/03                 469             469
                                                    --------
Total Commercial Paper
   (Cost $14,163)                                     14,163
                                                    --------

CASH EQUIVALENTS -- 0.4%
   American Select Cash Reserve
     Fund (D)                      1,564,007           1,564
   First Union Cash Management
     Program                       1,183,009           1,183
                                                    --------
Total Cash Equivalents
   (Cost $2,747)                                       2,747
                                                    --------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         41

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Value Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                                  Face Amount   Market Value
Description                      ($ Thousands)  ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.4%
   Lehman Brothers (D)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $391,016 (collateralized by
     FNMA obligations, market
     value: $398,849)                 $  391       $    391
   Morgan Stanley Dean Witter
     1.250%, dated 03/31/03, matures
     04/01/03, repurchase price
     $14,301,126 (collateralized by
     FNMA obligations, market
     value: $14,587,841)               14,301         14,301
   UBS Paine Webber (D)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $6,723,450 (collateralized by
     FNMA obligations, market
     value: $6,857,699)                 6,723          6,723
                                                    --------
Total Repurchase Agreements
   (Cost $21,415)                                     21,415
                                                    --------
Total Investments -- 106.2%
   (Cost $697,203)                                   669,113
                                                    --------

OTHER ASSETS AND LIABILITIES, NET -- (6.2)%
Payable upon Return on Securities Loaned             (38,759)
Investment Advisory Fees Payable                        (343)
Administrator Fees Payable                              (186)
Shareholder Servicing Fees Payable                       (44)
Other Assets and Liabilities                             245
                                                    --------
Total Other Assets & Liabilities                     (39,087)
                                                    --------


-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 46,287,920 outstanding shares
   of beneficial interest                           $675,696
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 99,095 outstanding shares
   of beneficial interest                              1,580
Distribution in excess of net investment income         (168)
Accumulated net realized loss on investments         (18,847)
Net unrealized depreciation on investments           (28,090)
Net unrealized depreciation on futures contracts        (145)
                                                    --------
Total Net Assets -- 100.0%                          $630,026
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $13.58
                                                      ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $13.58
                                                      ======


* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $36,391,097.
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $38,759,052 (see Note 10).
(E) Securities considered illiquid. The total value of such securities as of March 31, 2003 was $0.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Small Cap Growth Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 95.8%
AEROSPACE & DEFENSE -- 1.1%
   Alliant Techsystems*               23,050        $  1,245
   Armor Holdings (B)*                87,000             870
   EDO                                28,000             507
   MTC Technologies*                  45,606             880
   Titan*                            297,600           2,217
   Trimble Navigation*                53,100           1,006
                                                  ----------
                                                       6,725
                                                  ----------
AIR TRANSPORTATION -- 0.1%
   Hawaiian Holdings (C) (D)*        141,580               1
   JetBlue Airways (B)*               32,500             901
                                                  ----------
                                                         902
                                                  ----------
APPAREL/TEXTILES -- 1.0%
   Coach*                             17,150             657
   Gymboree*                          54,500             820
   Phillips-Van Heusen                90,800           1,121
   Quiksilver*                       111,200           3,405
   Timberland, Cl A*                  11,300             473
                                                  ----------
                                                       6,476
                                                  ----------
AUTOMOTIVE -- 0.6%
   Aftermarket Technology*           136,900           1,547
   American Axle & Manufacturing
     Holdings*                        43,000             905
   CSK Auto*                          19,850             180
   Group 1 Automotive*                38,500             824
                                                  ----------
                                                       3,456
                                                  ----------
BANKS -- 3.2%
   Bank of Bermuda                    20,400             701
   BankAtlantic Bancorp, Cl A         51,400             503
   Boston Private Financial Holdings  22,400             335
   East-West Bancorp                  39,900           1,231
   First Community Bank               79,500           2,298
   FirstFed Financial*                25,000             755
   Flagstar Bancorp                   16,000             422
   Hudson United Bancorp              26,300             810
   Netbank                           376,950           3,502
   PFF Bancorp                        18,200             584
   Silicon Valley Bancshares*         73,000           1,328
   TierOne*                           66,000           1,086
   UCBH Holdings                      89,045           3,916
   Umpqua Holdings                    43,700             790
   Wintrust Financial                 71,700           2,051
                                                  ----------
                                                      20,312
                                                  ----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
BEAUTY PRODUCTS -- 0.3%
   Chattem*                          112,850      $    1,737
                                                  ----------
BIOTECHNOLOGY -- 3.1%
   Applera - Celera Genomics Group*  120,800           1,041
   Bio-Rad Laboratories, Cl A*        33,900           1,212
   Cell Genesys*                     451,500           3,337
   Exact Sciences*                   110,300           1,137
   Genzyme Biosurgery Division*      125,600             148
   Human Genome Sciences*            128,000           1,094
   Incyte*                           505,100           1,510
   Integra LifeSciences
     Holdings (B)*                    39,250             903
   Lexicon Genetics*                 232,900             929
   Martek Biosciences (B)*            37,850           1,080
   Paradigm Genetics*              1,241,200             807
   Telik (B)*                        317,050           4,261
   Third Wave Technologies*          499,500           1,638
   Transgenomic*                     336,900             627
                                                  ----------
                                                      19,724
                                                  ----------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   Catalina Marketing (B)*            44,900             864
   Corvis*                           802,400             522
   COX Radio, Cl A*                  104,142           2,152
   Cumulus Media, Cl A*               85,600           1,246
   Entercom Communications*           36,500           1,603
   Entravision Communications, Cl A*  49,700             268
   Hispanic Broadcasting*             18,800             388
   Radio One, Cl A (B)*               25,850             342
   Radio One, Cl D*                  159,350           2,110
                                                  ----------
                                                       9,495
                                                  ----------

BUILDING & CONSTRUCTION -- 0.7%
   Hovnanian Enterprises (B)*         19,200             663
   Standard-Pacific                   36,300             926
   Trex (B)*                          34,300           1,107
   Universal Forest Products          59,000             915
   WCI Communities*                   71,500             748
                                                  ----------
                                                       4,359
                                                  ----------
CHEMICALS -- 0.9%
   Ashland                            35,500           1,053
   Cabot Microelectronics*            26,500           1,110
   Symyx Technologies*               242,900           3,646
                                                  ----------
                                                       5,809
                                                  ----------
COAL MINING -- 0.3%
   Arch Coal (B)                      51,400             977
   Massey Energy                     123,700           1,163
                                                  ----------
                                                       2,140
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         43

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMERCIAL SERVICES -- 7.8%
   Advisory Board*                    42,700      $    1,492
   AMN Healthcare Services (B)*       32,400             356
   Bright Horizons Family Solutions*  30,800             863
   Career Education*                  96,702           4,731
   Corinthian Colleges (B)*           51,500           2,034
   Corporate Executive Board*         88,087           3,138
   CoStar Group*                      86,250           1,925
   Education Management*              33,200           1,320
   FTI Consulting (B)*               131,300           6,069
   Headwaters*                        47,800             672
   Hewitt Associates, Cl A*           54,700           1,608
   Hotels.com (B)*                     2,950             170
   Interactive Data*                  58,700             822
   Iron Mountain*                     44,700           1,710
   ITT Educational Services*          74,200           2,078
   Kroll*                            142,700           3,055
   MAXIMUS*                           29,500             626
   Medical Staffing Network
     Holdings*                        79,700             845
   Mobile Mini*                       76,000           1,215
   Princeton Review*                 287,200           1,183
   Resources Connection*              41,044             873
   Ritchie Bros. Auctioneers*         37,000           1,173
   SM&A*                               1,850              10
   Strayer Education                  55,200           3,031
   Sylvan Learning Systems (B)*      274,900           4,365
   TeleTech Holdings*                137,600             747
   University of Phoenix Online*      67,700           2,887
                                                  ----------
                                                      48,998
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.2%
   Anaren*                           116,000           1,003
   Harris                             98,000           2,722
   McData, Cl B*                      51,600             450
   Powerwave Technologies*           270,100             918
   Remec*                            232,500           1,116
   Seachange International*           68,500             495
   Vixel*                            320,000           1,024
                                                  ----------
                                                       7,728
                                                  ----------
COMPUTERS & SERVICES -- 11.2%
   ActivCard*                         41,500             409
   Adaptec*                          118,000             712
   Agile Software*                    86,650             556
   Anteon International*              86,238           1,936
   Ask Jeeves (B)*                    81,050             574
   Avocent*                           32,500             759
   CACI International*                78,750           2,627
   CNET Networks*                     52,800             133
   Cognex*                           187,192           3,963
   Cognizant Technology
     Solutions (B)*                   42,300           2,849
   Corillian*                      1,043,192             855
   Cray*                             164,700           1,090


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Digimarc*                         642,900      $    7,483
   Digital Insight*                  390,150           5,443
   Digital River (B)*                 56,300             771
   Digitas*                           24,550              79
   DoubleClick*                      956,000           7,428
   eSpeed, Cl A*                      38,000             442
   Expedia (B)*                        3,600             186
   Extreme Networks*                 275,800           1,194
   Foundry Networks (B)*             232,100           1,866
   GTECH Holdings*                    50,000           1,633
   Immersion*                        890,100           1,015
   Iomega*                            65,000             722
   Ixia*                              66,450             323
   Jack Henry & Associates            93,200             987
   M-Systems Flash Disk Pioneers*    134,050             826
   Macromedia*                        54,900             663
   Maxtor*                           116,000             653
   Mentor Graphics*                  676,900           6,052
   Mercury Computer Systems*          28,800             783
   MSC.Software*                     138,200           1,071
   Neoware Systems (B)*              138,750           1,736
   NetScreen Technologies (B)*       186,100           3,123
   Overture Services*                 99,100           1,503
   Radware Limited*                   11,400             116
   Sandisk (B)*                       68,900           1,159
   Secure Computing (B)*              11,850              44
   SRA International, Cl A*            3,000              71
   TMP Worldwide*                     52,200             560
   United Online (B)*                 82,800           1,427
   Virage Logic*                      24,550             153
   WebMD*                             39,850             359
   webMethods (B)*                    63,900             583
   Websense*                         249,880           3,666
                                                  ----------
                                                      70,583
                                                  ----------
CONSUMER PRODUCTS -- 0.1%
   Jarden*                            15,700             408
                                                  ----------
DATA PROCESSING -- 0.3%
   Documentum*                        18,550             243
   Global Payments                    28,400             867
   Quovadx*                          338,200             653
   Trizetto Group*                    55,100             227
                                                  ----------
                                                       1,990
                                                  ----------
DRUGS -- 4.8%
   aaiPharma (B)*                     35,000             302
   Adolor*                            76,100             754
   AeroGen*                          659,200             132
   Alkermes (B)*                     730,900           6,629
   American Healthways (B)*          103,750           1,971
   Andrx (B)*                         22,800             269
   Angiotech Pharmaceuticals*         29,500             588




--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Atrix Labs*                       124,100      $    1,744
   Cubist Pharmaceuticals*           643,300           5,153
   Dendreon (B)*                     314,200           1,474
   Eon Labs*                          54,100           1,444
   KV Pharmaceutical, Cl A*           25,150             455
   Medicis Pharmaceutical, Cl A (B)*  35,700           1,985
   Pharmaceutical Resources*          58,425           2,482
   Priority Healthcare*               77,769           2,072
   Taro Pharmaceuticals Industries*   40,300           1,543
   Texas Biotech*                    313,000             388
   Vertex Pharmaceuticals*            81,700             908
                                                  ----------
                                                      30,293
                                                  ----------
ELECTRICAL SERVICES -- 0.4%
   Active Power*                     176,700             196
   Electro Scientific Industries*      7,150              90
   OGE Energy                         67,500           1,213
   PNM Resources                      35,000             787
                                                  ----------
                                                       2,286
                                                  ----------
ELECTRONICS -- 2.3%
   DSP Group*                         40,950             742
   Engineered Support Systems         67,400           2,639
   FEI*                              236,200           3,770
   Flir Systems*                      25,300           1,200
   Invision Technologies (B)*         34,500             775
   Photon Dynamics (B)*              127,450           2,085
   Wilson Greatbatch Technologies*   123,650           3,461
                                                  ----------
                                                      14,672
                                                  ----------
ENTERTAINMENT -- 1.8%
   Alliance Gaming*                   17,400             261
   Avid Technology (B)*               54,200           1,200
   Harman International
     Industries (B)                   36,200           2,120
   Leapfrog Enterprises (B)*          44,950           1,072
   Macrovision (B)*                  373,900           4,483
   Penn National Gaming*              44,950             798
   Shuffle Master (B)*                80,770           1,627
                                                  ----------
                                                      11,561
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.6%
   Stericycle (B)*                    43,000           1,617
   Waste Connections (B)*             57,800           1,994
                                                  ----------
                                                       3,611
                                                  ----------
FINANCIAL SERVICES -- 2.4%
   American Home Mortgage Holdings   103,400           1,035
   E*TRADE Group (B)*              1,960,200           8,252
   Financial Federal*                 11,100             212
   Friedman Billings Ramsey Group*   213,900           1,936


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   LendingTree (B)*                  192,600      $    2,248
   Saxon Capital*                     90,900           1,210
                                                  ----------
                                                      14,893
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   Cott*                             115,740           2,031
   Great Atlantic & Pacific
     Tea (B)*                        227,500             980
   Horizon Organic Holding*            1,450              19
   Peet's Coffee & Tea*               27,610             458
   Pilgrims Pride, Cl B (B)           84,800             677
   Wild Oats Markets*                 18,200             169
                                                  ----------
                                                       4,334
                                                  ----------
GAS/NATURAL GAS -- 0.3%
   Energen                            26,000             834
   UGI                                27,000           1,234
                                                  ----------
                                                       2,068
                                                  ----------
HOTELS & LODGING -- 0.6%
   Boyd Gaming*                       72,100             919
   Four Seasons Hotels                18,750             510
   Station Casinos (B)*              108,400           2,288
                                                  ----------
                                                       3,717
                                                  ----------
INSURANCE -- 1.8%
   Arch Capital Group*                79,600           2,702
   Clark/Bardes*                      56,500             676
   HCC Insurance Holdings             44,200           1,130
   Kansas City Life Insurance         33,900           1,449
   Mid Atlantic Medical Services*     46,700           1,894
   Platinum Underwriters Holdings (B) 40,500           1,026
   PMA Capital, Cl A                  88,300             598
   ProAssurance*                      46,400           1,091
   RLI                                37,100             997
                                                  ----------
                                                      11,563
                                                  ----------
MACHINERY -- 0.9%
   AGCO*                              42,000             676
   OpticNet (D)*                      27,300              --
   Rofin-Sinar Technologies*          85,000             942
   Surebeam (B)*                     201,555             708
   Terex*                             80,700             997
   Tractor Supply (B)*                20,000             660
   Varian*                            55,900           1,602
                                                  ----------
                                                       5,585
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 13.7%
   Abgenix (B)*                      718,504           6,251
   Accredo Health*                    43,075           1,048
   Advanced Neuromodulation
     Systems (B)*                    107,505           4,612




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         45

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Align Technology (B)*              77,900      $      471
   Alliance Imaging*                 103,800             326
   American Medical Systems
     Holdings*                        19,650             284
   American Pharmaceutical
     Partners (B)*                    71,200           1,363
   AMERIGROUP*                       106,300           3,110
   Amsurg*                            59,300           1,494
   Amylin Pharmaceuticals (B)*       164,400           2,663
   Antigenics (B)*                    97,300             807
   Atherogenics*                     229,800           2,151
   August Technology*                 71,038             278
   AVI BioPharma (B)*                138,300             477
   Bioject Medical Technologies*     322,500           1,225
   Biosite (B)*                       62,500           2,401
   Bruker Daltonics (B)*             110,600             331
   Centene*                           69,700           2,036
   Community Health Systems*          92,400           1,893
   Conmed*                            56,500             927
   Connetics*                         18,950             317
   Cooper (B)                         35,600           1,064
   Corixa (B)*                       328,400           2,246
   Covance*                          145,350           3,360
   Curative Health Services*          23,700             405
   CV Therapeutics (B)*               58,000           1,046
   Cyberonics*                        14,750             316
   Cytyc*                             95,600           1,248
   Edwards Lifesciences*              31,000             849
   Enzon Pharmaceuticals*             35,600             404
   Esperion Therapeutics*            128,500           1,279
   Gen-Probe*                         53,100           1,202
   Genta (B)*                        392,900           2,804
   Idexx Laboratories*                46,700           1,633
   Immucor*                           56,200           1,231
   IMPAC Medical Systems (B)*         19,450             433
   Inamed*                            20,500             733
   Inspire Pharmaceuticals*           46,950             736
   Inveresk Research Group*           35,250             513
   Isis Pharmaceuticals (B)*         772,500           2,766
   La Jolla Pharmaceutical*          457,200             773
   LifePoint Hospitals*               78,050           1,960
   Medcath (B)*                      135,000             697
   Medicines*                         31,800             593
   Merit Medical Systems*             76,552           1,458
   NBTY*                              87,000           1,650
   Nektar Therapeutics*              121,300             767
   Neurocrine Biosciences (B)*        15,450             645
   NPS Pharmaceuticals (B)*           71,700           1,108
   Odyssey HealthCare (B)*            57,300           1,362
   Option Care*                        9,900              84
   Orthodontic Centers of
     America (B)*                     35,100             183
   Orthofix International*             5,400             147
   Pain Therapeutics*                 40,100              69
   Pharmaceutical Product
     Development*                     79,200           2,127


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   PolyMedica (B)                     45,500      $    1,385
   Province Healthcare*               48,000             425
   Regeneron Pharmaceuticals (B)*     67,500             508
   Respironics*                       17,400             598
   Steris*                            60,800           1,591
   SurModics (B)*                     88,580           2,738
   Trimeris (B)*                      14,200             585
   Tularik*                          488,100           2,465
   United Surgical Partners
     International (B)*               78,360           1,449
   United Therapeutics*               66,600           1,148
   Vicuron Pharmaceuticals (B)*       80,600             873
                                                  ----------
                                                      86,121
                                                  ----------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Applied Films*                     41,400             669
   Identix (B)*                      590,900           2,659
   Quanex                             39,600           1,255
                                                  ----------
                                                       4,583
                                                  ----------
PETROLEUM & FUEL PRODUCTS -- 2.9%
   Bunge                              38,100             959
   Cabot Oil & Gas                    20,000             480
   CAL Dive International (B)*       138,200           2,489
   Cimarex Energy*                    41,772             812
   Core Laboratories*                 34,300             357
   Evergreen Resources*               27,200           1,232
   Helmerich & Payne                  28,500             730
   Horizon Offshore*                 215,600             733
   Key Energy Services*              133,900           1,350
   Nuevo Energy*                      96,700           1,310
   Patina Oil & Gas                   42,100           1,385
   Patterson-UTI Energy*              57,000           1,845
   Penn Virginia                      22,000             845
   St. Mary Land & Exploration        89,500           2,242
   Varco International*               88,600           1,622
                                                  ----------
                                                      18,391
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   Arden Realty                       50,700           1,150
   Macerich                           27,000             855
   MFA Mortgage Investments          121,800           1,054
   Reckson Associates Realty (B)      53,200           1,000
                                                  ----------
                                                       4,059
                                                  ----------
RETAIL -- 8.5%
   Abercrombie & Fitch, Cl A (B)*     25,950             779
   AC Moore Arts & Crafts*            24,000             332
   AFC Enterprises*                   85,000           1,144
   Alloy (B)*                        128,600             644
   California Pizza Kitchen*          73,267           1,685
   Charming Shoppes*                 249,000             871





--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Chico's FAS (B)*                  199,750      $    3,995
   Claire's Stores                    69,500           1,641
   Cost Plus (B)*                    139,250           3,665
   Duane Reade*                      197,900           2,509
   Electronics Boutique Holdings*     65,500           1,100
   Fred's                             49,400           1,376
   GameStop (B)*                      79,400             953
   Genesco*                           52,500             747
   Guitar Center (B)*                153,400           3,125
   Hollywood Entertainment (B)*       96,700           1,551
   HOT Topic (B)*                    280,895           6,548
   Insight Enterprises*               51,100             360
   K-Swiss, Cl A                      52,800           1,349
   Kenneth Cole Productions,
     Cl A (B)*                       114,500           2,508
   Lithia Motors, Cl A*               84,500           1,039
   MSC Industrial Direct, Cl A*       40,600             649
   O'Reilly Automotive*               40,500           1,098
   Pacific Sunwear of
     California (B)*                 154,650           3,147
   Panera Bread, Cl A*                43,800           1,335
   PF Chang's China Bistro (B)*       80,250           2,969
   Regis                              57,200           1,425
   School Specialty (B)*               8,450             150
   Select Comfort (B)*                21,550             217
   Smith & Wollensky Restaurant
     Group*                           75,500             302
   Too*                               46,200             767
   Tuesday Morning*                   75,200           1,480
   Tweeter Home Entertainment
     Group*                          112,700             538
   Urban Outfitters*                  44,250             996
   Wet Seal, Cl A*                    90,100             658
                                                  ----------
                                                      53,652
                                                  ----------
RETIREMENT/AGED CARE -- 0.2%
   Sunrise Assisted Living (B)*       63,500           1,524
                                                  ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 9.3%
   Actel*                             26,500             452
   ASM International*                 50,300             502
   AstroPower (B)*                   181,850             760
   Asyst Technologies*                91,200             494
   ATMI*                              93,450           1,800
   Axcelis Technologies*              25,200             119
   Benchmark Electronics*             25,800             731
   Cree (B)*                          52,600             974
   Cymer (B)*                         49,000           1,159
   Dionex*                            26,000             859
   Dupont Photomasks*                 17,400             349
   Entegris*                         206,345           2,055
   Exar (B)*                          88,850           1,129
   Integrated Circuit Systems*       109,900           2,385
   Integrated Device Technology*      41,900             333
   International Rectifier*           19,200             378
   Intersil, Cl A*                   205,450           3,197


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   Lam Research*                     118,600      $    1,351
   Lattice Semiconductor (B)*        930,400           7,015
   LTX*                               59,950             300
   Marvell Technology Group (B)*      61,200           1,297
   Microsemi*                         50,300             551
   Mykrolis*                          40,600             339
   O2Micro International*            169,700           1,826
   Omnivision Technologies (B)*      262,000           5,429
   OSI Systems (B)*                  155,250           2,454
   Pixelworks (B)*                 1,428,350           7,856
   PLX Technology*                    76,050             181
   Power Integrations*               137,900           2,859
   Rudolph Technologies (B)*         233,800           3,378
   Semtech*                           67,219           1,018
   Silicon Laboratories (B)*          34,900             913
   Skyworks Solutions (B)*           100,550             626
   Superconductor Technologies*      490,000             412
   Trident Microsystems*              60,500             213
   Triquint Semiconductor*           718,800           2,027
   Ultratech Stepper*                 28,600             342
   Zoran*                             25,800             333
                                                  ----------
                                                      58,396
                                                  ----------
SOFTWARE -- 6.3%
   Activision*                        80,500           1,163
   Advent Software*                   21,900             267
   Altiris*                           33,450             418
   Barra*                              5,300             157
   Borland Software*                  55,000             506
   Bsquare*                          376,600             373
   Business Objects ADR (B)*         115,700           1,892
   Checkfree (B)*                    134,300           3,019
   Cognos*                            47,500           1,079
   Embarcadero Technologies*          23,450             148
   eResearch Technology (B)*         146,100           3,921
   F5 Networks (B)*                   96,150           1,214
   Hyperion Solutions*               112,300           2,723
   Internet Security Systems (B)*     27,950             278
   Kana Software (B)*                 28,600             114
   Magma Design Automation*          108,100             838
   Matrixone*                        125,700             425
   MicroStrategy, Cl A (B)*           43,420           1,047
   NETIQ*                             14,100             157
   Network Associates (B)*            12,750             176
   Onyx Software*                  1,583,900           1,394
   Open Text (B)                      13,100             365
   Pinnacle Systems*                 439,670           4,577
   Quest Software (B)*                58,050             522
   Red Hat*                        1,565,400           8,500
   Retek*                             50,150             289
   Take-Two Interactive
     Software (B)*                    55,800           1,247
   THQ (B)*                           82,000           1,073




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         47

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Verity (B)*                        96,150      $    1,332
   WebEx Communications (B)*          40,000             414
                                                  ----------
                                                      39,628
                                                  ----------
STEEL & STEEL WORKS -- 0.3%
   Steel Dynamics (B)*               141,600           1,650
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   MRV Communications*               434,100             490
   Nextel Communications, Cl A (B)*    7,100              95
   Polycom (B)*                      895,400           7,235
   West*                              44,300             784
                                                  ----------
                                                       8,604
                                                  ----------

TRUCKING -- 1.1%
   Arkansas Best                      44,900           1,142
   Forward Air*                       43,550             948
   Knight Transportation*            113,100           2,227
   Usfreightways                      34,500             873
   UTI Worldwide                      63,100           1,767
                                                  ----------
                                                       6,957
                                                  ----------
WHOLESALE -- 0.7%
   Ingram Micro, Cl A*               118,200           1,304
   SCP Pool (B)*                      32,500             966
   Timco Aviation Services (D)*        1,120              --
   United Natural Foods*              72,805           1,856
                                                  ----------
                                                       4,126
                                                  ----------
Total Common Stock
   (Cost $730,817)                                   603,116
                                                  ----------

EXCHANGE TRADED FUNDS -- 0.3%
   Midcap SPDR Trust, Ser 1           10,700             800
   Nasdaq-100 Index Tracking Stock*   30,300             765
                                                  ----------
Total Exchange Traded Funds
   (Cost $1,637)                                       1,565
                                                  ----------

CONVERTIBLE BONDS -- 0.4%
   Emcore, CV to 20.5074 Shares
        5.000%, 05/15/06            $  2,000             990
   Microstrategy, Ser A,
     CV at Maturity
        7.500%, 06/24/07                   5               3
   Timco Aviation Service,
     CV at Maturity PIk (D)
        8.000%, 01/02/07                   3              --
   Viropharma, CV to 9.1620 Shares
        6.000%, 03/01/07               2,650           1,298
                                                  ----------
Total Convertible Bonds
   (Cost $2,345)                                       2,291
                                                  ----------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
WARRANTS -- 0.1%
   Expedia, Expires 2/04/09 (B)*      11,470        $    381
   Microstrategy, Expires 06/24/07*      110              --
   Superconductor Technology,
     Expires 12/15/07 (C) (D)        122,500              59
   Timco Aviation Services,
     Expires 02/28/07 (D)              3,579              --
                                                  ----------
Total Warrants
   (Cost $0)                                             440
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills (A)
        1.670%, 08/28/03            $  4,000           3,981
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $3,981)                                       3,981
                                                  ----------

CORPORATE OBLIGATIONS -- 8.5%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 7.4%
   American Express Credit (E)
        1.281%, 12/17/03               3,920           3,922
        1.260%, 01/13/04               1,307           1,307
   American Honda Finance (E)
        1.251%, 03/15/04               3,267           3,268
   CC USA (E)
        1.350%, 04/11/03               1,568           1,567
   CIT Group (E)
        2.432%, 12/05/03               2,038           2,024
        1.807%, 04/07/03               3,069           3,069
   Countrywide Home Loans (E)
        1.630%, 01/13/04               2,159           2,159
        1.567%, 12/10/03               1,725           1,725
        1.547%, 05/22/03               2,091           2,093
   General Electric Capital (E)
        1.360%, 07/28/03               2,613           2,613
        1.280%, 01/28/04               1,307           1,307
   Goldman Sachs Group (E)
        1.377%, 08/04/03               2,613           2,613
   Halogen Funding (E)
        1.300%, 04/08/03               1,045           1,045
   Household Finance (E)
        2.330%, 08/01/03               2,613           2,606
        1.779%, 04/07/03               1,829           1,829
        1.727%, 09/12/03                 627             630
        1.690%, 05/30/03                 784             784
   International Lease Finance (E)
        1.581%, 10/03/03                 523             525
   John Hancock Global Funding (E)
        1.339%, 04/02/03               2,613           2,616
   Lehman Brothers Holdings (E)
        1.446%, 04/04/03               1,951           1,958




--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Liberty Light US Capital (E)
        1.363%, 05/15/03            $  2,613      $    2,613
        1.280%, 01/21/04               2,613           2,613
   USA Education (E)
        1.321%, 01/23/04                 930             932
   Washington Mutual Bank (E)
        1.414%, 05/27/03                 523             523
                                                  ----------
                                                      46,341
                                                  ----------
MACHINERY -- 1.1%
   Caterpillar (E)
        1.341%, 07/09/03               2,613           2,615
        1.341%, 04/08/04               1,568           1,571
        1.304%, 03/05/04               1,202           1,203
        1.233%, 05/05/03               1,464           1,466
                                                  ----------
                                                       6,855
                                                  ----------
Total Corporate Obligations
   (Cost $53,196)                                     53,196
                                                  ----------

COMMERCIAL PAPER -- 7.5%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 7.5%
   Aquinas Funding (E)
        1.300%, 04/07/03               1,829           1,824
        1.183%, 06/13/03               2,613           2,605
   Asap Funding (E)
        1.261%, 05/01/03               1,467           1,465
        1.243%, 06/17/03               1,307           1,303
   Atlantis One Funding (E)
        1.183%, 06/24/03               5,227           5,210
   Edison Asset (E)
        1.237%, 09/03/03               2,613           2,597
   Hannover Funding (E)
        1.320%, 04/07/03               2,966           2,965
   Mortgage Interest Networking
     Trust (E)
        1.274%, 07/02/03               5,227           5,209
   Polonius (E)
        1.203%, 06/11/03               2,613           2,605
   Scaldis Capital (E)
        1.423%, 05/20/03                 723             718
        1.413%, 05/27/03               1,501           1,491
        1.315%, 07/14/03               2,613           2,596
   Sigma Finance (E)
        1.361%, 08/19/03               1,307           1,308
        1.334%, 06/17/03               1,288           1,281
        1.315%, 07/14/03               2,613           2,596
   Tannehill Capital (E)
        1.315%, 07/10/03               1,568           1,568
        1.302%, 05/21/03               2,613           2,605
        1.286%, 08/06/03               1,045           1,040
   White Pine Finance (E)
        1.232%, 05/12/03               1,132           1,130


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Witmer Funding (E)
        1.283%, 06/12/03            $  1,045      $    1,042
        1.282%, 05/12/03               2,613           2,608
        1.281%, 04/14/03               1,568           1,566
                                                  ----------
Total Commercial Paper
   (Cost $47,332)                                     47,332
                                                  ----------

CASH EQUIVALENTS -- 1.1%
   American Select Cash Reserve
     Fund (E)                      5,226,825           5,227
   First Union Cash Management
     Program                       1,884,966           1,885
                                                  ----------
Total Cash Equivalents
   (Cost $7,112)                                       7,112
                                                  ----------

REPURCHASE AGREEMENTS -- 8.6%
   Lehman Brothers (E)
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $1,306,756 (collateralized by
     FNMA obligations, market
     value: $1,332,932)                1,307           1,307
   Morgan Stanley Dean Witter
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $30,025,450 (collateralized by
     FNMA obligations, market
     value: $30,701,416)              30,024          30,024
   UBS Paine Webber (E)
     1.300%, dated 03/31/03, matures
     04/01/03, repurchase price
     $22,469,403 (collateralized by
     FNMA obligations, market
     value: $22,918,059)              22,469          22,469
                                                  ----------
Total Repurchase Agreements
   (Cost $53,800)                                     53,800
                                                  ----------
Total Investments -- 122.9%
   (Cost $900,220)                                   772,833
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (22.9)%
Payable upon Return on Securities Loaned            (129,531)
Investment Advisory Fees Payable                        (337)
Administrator Fees Payable                              (186)
Shareholder Servicing Fees Payable                       (49)
Administration Servicing Fees Payable                     (1)
Other Assets and Liabilities                         (13,947)
                                                  ----------
Total Other Assets & Liabilities, Net               (144,051)
                                                  ----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         49

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Growth Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
    authorization -- no par value)
   based on 63,357,913 outstanding
   shares of beneficial interest                  $1,194,132
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 282,549 outstanding
   shares of beneficial interest                       3,188
Accumulated net investment loss                       (2,149)
Accumulated net realized loss on investments        (438,774)
Net unrealized depreciation on investments          (127,387)
Net unrealized depreciation on futures contracts        (228)
                                                  ----------
Total Net Assets -- 100.0%                        $  628,782
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $9.88
                                                       =====

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $9.84
                                                       =====

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2002 was $118,699,404.
(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2003 was $60,702.
(D) Securities considered illiquid. The total value of such securities as of March 31, 2003 was $61,040.
(E) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $129,530,644 (see Note 10).
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible Security
FNMA -- Federal National Mortgage Association
PIK -- Payment-in-Kind
Ser -- Series
SPDR -- Standard & Poors Depository Receipt
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Mid-Cap Fund
March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 93.8%
AIR TRANSPORTATION -- 0.7%
   Skywest                            19,500         $   201
                                                     -------
APPAREL/TEXTILES -- 0.4%
   Jones Apparel Group*                4,600             126
                                                     -------
AUTOMOTIVE -- 3.2%
   Advance Auto Parts*                 3,800             176
   American Axle & Manufacturing
     Holdings*                        18,000             379
   Dana                               11,600              82
   Lear*                               4,900             173
   Polaris Industries (B)              2,700             134
                                                     -------
                                                         944
                                                     -------
BANKS -- 7.1%
   City National                       3,000             132
   Commerce Bancorp                    3,500             139
   Commerce Bancshares                 4,620             169
   Cullen/Frost Bankers                6,800             207
   First Tennessee National            6,700             266
   Greenpoint Financial                5,800             260
   Hibernia, Cl A                     15,900             270
   Hudson United Bancorp              14,200             437
   Sovereign Bancorp (B)              10,900             151
   Trustmark                           4,400             104
                                                     -------
                                                       2,135
                                                     -------
BIOTECHNOLOGY -- 1.1%
   Charles River Laboratories
     International*                   12,600             321
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   American Greetings, Cl A (B)*       9,600             126
   Belo, Cl A                          8,100             164
   Lin TV, Cl A*                       6,100             125
   Reader's Digest Association         7,300              74
                                                     -------
                                                         489
                                                     -------
BUILDING & CONSTRUCTION -- 2.6%
   Centex                              4,500             245
   KB Home                             4,500             204
   Lennar                              3,000             161
   NVR*                                  500             164
                                                     -------
                                                         774
                                                     -------
CHEMICALS -- 0.6%
   Lubrizol                            1,100              33
   Scotts, Cl A (B)*                   3,100             161
                                                     -------
                                                         194
                                                     -------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
COAL MINING -- 0.2%
   Consol Energy                       4,200         $    69
                                                     -------
COMMERCIAL SERVICES -- 1.3%
   Convergys*                          9,200             122
   Hotels.com (B)*                     2,400             138
   Viad                                6,200             133
                                                     -------
                                                         393
                                                     -------
COMMUNICATIONS EQUIPMENT -- 0.5%
   Utstarcom*                          7,600             152
                                                     -------
COMPUTERS & SERVICES -- 4.6%
   Computer Sciences*                  7,000             228
   GTECH Holdings*                     6,300             206
   Lexmark International*              3,700             248
   Macromedia*                         7,600              92
   Storage Technology*                 6,700             135
   Sungard Data Systems*               6,100             130
   Unisys*                             8,200              76
   Veritas Software (B)*               6,400             112
   WebMD*                             18,300             165
                                                     -------
                                                       1,392
                                                     -------
CONTAINERS & PACKAGING -- 1.6%
   Ball                                3,100             173
   Bemis                               3,500             147
   Owens-Illinois*                    18,600             168
                                                     -------
                                                         488
                                                     -------
DATA PROCESSING -- 0.9%
   Acxiom (B)*                         7,600             128
   CSG Systems International*          6,900              60
   Global Payments                     2,800              85
                                                     -------
                                                         273
                                                     -------
DRUGS -- 1.6%
   Cephalon (B)*                       3,000             120
   Medimmune*                          5,400             177
   Mylan Laboratories                  6,150             177
                                                     -------
                                                         474
                                                     -------
ELECTRICAL SERVICES -- 5.9%
   American Power Conversion*          9,900             141
   Edison International*              18,000             246
   FirstEnergy                         9,100             287
   Great Plains Energy                 9,600             229
   Hubbell, Cl B                       6,500             204
   PG&E*                               6,000              81
   PPL                                 9,300             331




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         51

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
   TECO Energy (B)                     1,900         $    20
   Wisconsin Energy                    9,500             241
                                                     -------
                                                       1,780
                                                     -------
ELECTRONICS -- 1.3%
   Arrow Electronics (B)*              5,600              82
   Energizer Holdings*                 5,500             140
   L-3 Communications Holdings*        4,100             165
                                                     -------
                                                         387
                                                     -------
ENTERTAINMENT -- 1.6%
   Mattel                              9,000             203
   Regal Entertainment Group, Cl A    15,500             278
                                                     -------
                                                         481
                                                     -------
FINANCIAL SERVICES -- 2.2%
   Affiliated Managers Group*          4,600             191
   Bear Stearns                          800              53
   H&R Block                           7,200             307
   Nuveen Investments, Cl A            4,700             105
                                                     -------
                                                         656
                                                     -------
FOOD, BEVERAGE & TOBACCO -- 1.9%
   Coca-Cola Enterprises               6,400             120
   Constellation Brands, Cl A*         5,400             122
   Supervalu                          12,700             197
   Tyson Foods, Cl A                  16,400             127
                                                     -------
                                                         566
                                                     -------
GAS/NATURAL GAS -- 2.6%
   Nicor                               4,400             120
   Questar                             5,300             157
   Sempra Energy                      19,924             497
                                                     -------
                                                         774
                                                     -------
HAND/MACHINE TOOLS -- 0.7%
   Black & Decker                      6,400             223
                                                     -------
HOTELS & LODGING -- 1.0%
   Harrah's Entertainment*             4,500             161
   Mandalay Resort Group*              5,300             146
                                                     -------
                                                         307
                                                     -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 2.6%
   Clorox                              5,300             245
   Fortune Brands                      4,800             206
   Maytag                              7,300             139
   Newell Rubbermaid                   6,500             184
                                                     -------
                                                         774
                                                     -------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
INSURANCE -- 5.9%
   American Financial Group           11,200         $   222
   Fidelity National Financial         9,700             331
   First American                      3,000              73
   Loews                               7,000             279
   Old Republic International          3,800             102
   Oxford Health Plans*                5,100             155
   Protective Life                     9,500             271
   St. Paul                            3,200             102
   Stancorp Financial Group            2,600             134
   UnumProvident                       9,500              93
                                                     -------
                                                       1,762
                                                     -------
LEASING & RENTING -- 2.4%
   Rent-A-Center*                      8,700             476
   Ryder System                       11,500             236
                                                     -------
                                                         712
                                                     -------
MACHINERY -- 5.2%
   Applera - Applied Biosystems Group  8,900             141
   Crane                              17,600             307
   Fisher Scientific International*   15,400             430
   Johnson Controls                    3,600             261
   Mettler Toledo International*       4,300             128
   Pentair                             3,600             127
   SPX*                                4,500             154
                                                     -------
                                                       1,548
                                                     -------
MEDICAL PRODUCTS & SERVICES -- 8.1%
   AmerisourceBergen                   3,500             184
   Anthem*                             2,800             185
   Bausch & Lomb                       6,100             201
   Beckman Coulter                     9,100             310
   Becton Dickinson                    6,900             238
   Chiron*                             3,800             142
   DaVita*                             7,700             160
   Gilead Sciences*                    4,700             197
   Henry Schein*                       2,400             108
   Hillenbrand Industries              4,800             245
   Pharmaceutical Product Development* 4,500             121
   St. Jude Medical*                   1,500              73
   Universal Health Services, Cl B*    1,000              41
   WellPoint Health Networks*          2,900             222
                                                     -------
                                                       2,427
                                                     -------
METALS & MINING -- 0.9%
   Precision Castparts                 4,100              98
   Timken                             10,500             164
                                                     -------
                                                         262
                                                     -------




--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   Xerox (B)*                         18,800         $   163
                                                     -------
PAINT & RELATED PRODUCTS -- 1.2%
   Sherwin-Williams                   14,100             373
                                                     -------
PAPER & PAPER PRODUCTS -- 0.5%
   Georgia-Pacific                    10,300             143
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 4.7%
   Amerada Hess                        1,900              84
   Cimarex Energy*                    16,100             313
   Devon Energy                        5,200             251
   Halliburton                        20,700             429
   Marathon Oil                        6,900             165
   National-Oilwell*                   5,400             121
   XTO Energy                          1,733              33
                                                     -------
                                                       1,396
                                                     -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
   Eastman Kodak (B)                   8,200             243
                                                     -------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
   Annaly Mortgage Management         13,900             243
   Developers Diversified Realty       9,300             225
   General Growth Properties           8,000             432
   Hospitality Properties Trust       11,200             342
   Simon Property Group                4,900             175
                                                     -------
                                                       1,417
                                                     -------
RETAIL -- 3.8%
   Big Lots*                           9,800             110
   Brinker International*              2,700              82
   CBRL Group                          4,900             134
   Dillard's, Cl A                     6,800              88
   Federated Department Stores*        7,600             213
   Pier 1 Imports                      6,100              97
   Saks*                              10,600              82
   Staples*                            8,300             152
   Toys "R" Us*                        9,500              80
   Zale*                               3,200             105
                                                     -------
                                                       1,143
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Altera*                            15,000             203
   Integrated Circuit Systems*         7,500             163
   Microchip Technology                4,300              86
   QLogic*                             4,800             178
                                                     -------
                                                         630
                                                     -------


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
SOFTWARE -- 2.3%
   Computer Associates
     International (B)                 4,400         $    60
   Electronic Arts*                    2,700             158
   Intuit*                             4,600             171
   Sybase*                            10,000             130
   Symantec*                           4,100             161
                                                     -------
                                                         680
                                                     -------
STEEL & STEEL WORKS -- 0.4%
   United States Steel                12,100             119
                                                     -------
TELEPHONES & TELECOMMUNICATIONS -- 2.3%
   CenturyTel                          8,600             238
   Nextel Communications, Cl A (B)*   16,600             222
   Telephone & Data Systems            2,300              94
   US Cellular*                        5,800             137
                                                     -------
                                                         691
                                                     -------
WHOLESALE -- 0.2%
   Ingram Micro, Cl A*                 5,900              65
                                                     -------
Total Common Stock
   (Cost $29,893)                                     28,147
                                                     -------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills (A)
        1.190%, 06/26/03                $105             105
                                                     -------
Total U.S. Treasury Obligation
   (Cost $105)                                           105
                                                     -------

CORPORATE OBLIGATIONS -- 2.3%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.0%
   American Express Credit (C)
        1.281%, 12/17/03                  51              51
        1.260%, 01/13/04                  17              17
   American Honda Finance (C)
        1.251%, 03/15/04                  42              42
   CC USA (C)
        1.350%, 04/11/03                  20              20
   CIT Group (C)
        2.432%, 12/05/03                  26              26
        1.807%, 04/07/03                  40              40
   Countrywide Home Loans (C)
        1.630%, 01/13/04                   28             28
        1.567%, 12/10/03                  22              22
        1.547%, 05/22/03                  27              27
   General Electric Capital (C)
        1.360%, 07/28/03                  34              34
        1.280%, 01/28/04                  17              17




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         53

STATEMENT OF NET ASSETS (Unaudited)


Mid-Cap Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                                 Face Amount           Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Goldman Sachs Group (C)
        1.377%, 08/04/03               $  34         $    34
   Halogen Funding (C)
        1.300%, 04/08/03                  14              14
   Household Finance (C)
        2.330%, 08/01/03                  34              34
        1.779%, 04/07/03                  24              24
        1.727%, 09/12/03                   8               8
        1.690%, 05/30/03                  10              10
   International Lease Finance (C)
        1.581%, 10/03/03                   7               7
   John Hancock Global Funding (C)
        1.339%, 04/02/03                  34              34
   Lehman Brothers Holdings (C)
        1.446%, 04/04/03                  25              25
   Liberty Light US Capital (C)
        1.363%, 05/15/03                  34              34
        1.280%, 01/21/04                  34              34
   USA Education (C)
        1.321%, 01/23/04                  12              12
   Washington Mutual Bank (C)
        1.414%, 05/27/03                   7               7
                                                     -------
                                                         601
                                                     -------
MACHINERY -- 0.3%
   Caterpillar (C)
        1.341%, 07/09/03                  34              34
        1.341%, 04/08/04                  20              20
        1.304%, 03/05/04                  16              16
        1.233%, 05/05/03                  19              19
                                                     -------
                                                          89
                                                     -------
Total Corporate Obligations
   (Cost $690)                                           690
                                                     -------

COMMERCIAL PAPER -- 2.1%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.1%
   Aquinas Funding (C)
        1.300%, 04/07/03                  24              24
        1.183%, 06/13/03                  34              34
   Asap Funding (C)
        1.261%, 05/01/03                  19              19
        1.243%, 06/17/03                  17              17
   Atlantis One Funding (C)
        1.183%, 06/24/03                  68              68
   Edison Asset (C)
        1.237%, 09/03/03                  34              34
   Hannover Funding (C)
        1.320%, 04/07/03                  38              38
   Mortgage Interest Networking Trust (C)
        1.274%, 07/02/03                  68              67


-------------------------------------------------------------
                          Face Amount/Shares    Market Value
Description                    ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Polonius (C)
        1.203%, 06/11/03               $  34         $    34
   Scaldis Capital (C)
        1.423%, 05/20/03                   9               9
        1.413%, 05/27/03                  19              19
        1.315%, 07/14/03                  34              34
   Sigma Finance (C)
        1.361%, 08/19/03                  17              17
        1.334%, 06/17/03                  17              17
        1.315%, 07/14/03                  34              34
   Tannehill Capital (C)
        1.315%, 07/10/03                  20              20
        1.302%, 05/21/03                  34              34
        1.286%, 08/06/03                  14              13
   White Pine Finance (C)
        1.232%, 05/12/03                  15              15
   Witmer Funding (C)
        1.283%, 06/12/03                  14              13
        1.282%, 05/12/03                  34              34
        1.281%, 04/14/03                  20              20
                                                     -------
Total Commercial Paper
   (Cost $614)                                           614
                                                     -------

CASH EQUIVALENT -- 0.2%
   American Select Cash Reserve
     Fund (C)                         67,838              68
                                                     -------
Total Cash Equivalent
   (Cost $68)                                             68
                                                     -------

REPURCHASE AGREEMENTS -- 2.4%
   Lehman Brothers (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $16,960 (collateralized by FNMA
     obligations, total market
     value: $17,300)                      17              17
   Morgan Stanley Dean Witter
     1.000%, dated 03/31/03, matures
     04/01/03, repurchase price
     $423,114 (collateralized by
     U.S. Government Agency obligations,
     total market value: $431,564)       423             423





--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   UBS Paine Webber (C)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $291,625 (collateralized by
     FNMA obligations,
     total market value: $297,448)      $292         $   292
                                                     -------
Total Repurchase Agreements
   (Cost $732)                                           732
                                                     -------
Total Investments -- 101.2%
   (Cost $32,102)                                     30,356
                                                     -------

OTHER ASSETS AND LIABILITIES -- (1.2)%
Payable upon Return on Securities Loaned              (1,681)
Investment Advisory Fees Payable                         (10)
Administrator Fees Payable                                (8)
Shareholder Servicing Fees Payable                        (5)
Other Assets and Liabilities                           1,351
                                                     -------
Total Other Assets & Liabilities                        (353)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 2,530,962 outstanding shares
   of beneficial interest                             33,362
Undistributed net investment income                        1
Accumulated net realized loss on investments          (1,619)
Net unrealized depreciation on investments            (1,746)
Net unrealized appreciation on futures contracts           5
                                                     -------
Total Net Assets -- 100.0%                            $30,003
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $11.85
                                                      ======

* Non-income producing security.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $1,592,907.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $1,681,146 (see Note 10).
Cl -- Class
FNMA -- Federal National Mortgage Association



The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         55

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.4%
   U.S. Treasury Bills (K)
        1.698%, 04/24/03 (I)        $106,200     $   106,121
        1.640%, 04/17/03                  65              65
        1.160%, 08/14/03 (I)          20,900          20,812
        1.150%, 05/01/03 (I)          11,600          11,589
   U.S. Treasury Bonds
       12.000%, 08/15/13 (I)           9,020          13,057
       11.875%, 11/15/03                 410             437
       10.375%, 11/15/12 (I)          11,970          15,917
        9.250%, 02/15/16 (I)           1,240           1,843
        8.875%, 08/15/17 (I)           2,780           4,075
        8.500%, 02/15/20 (I)          18,450          26,644
        8.125%, 08/15/19              17,090          23,850
        8.000%, 11/15/21 (I)          14,150          19,719
        6.750%, 08/15/26 (I)          50,564          63,203
        6.125%, 08/15/29 (I)          19,845          23,244
        6.000%, 02/15/26 (I)          11,625          13,320
        5.375%, 02/15/31 (I)          15,390          16,648
        5.250%, 11/15/28 (I)          53,115          55,364
        4.375%, 08/15/12 (I)           4,050           4,234
        4.250%, 01/15/10 (E)          21,789          25,479
        4.000%, 11/15/12 (I)          15,795          16,023
        3.875%, 02/15/13 (I)          34,320          34,463
        3.875%, 04/15/29 (E)          57,729          70,971
        3.625%, 04/15/28 (E) (I)      32,291          37,952
        3.375%, 01/15/07 (E)          22,336          24,576
        3.000%, 11/15/07 to
          02/15/08 (I)                21,810          22,076
   U.S. Treasury Notes (I)
        6.500%, 02/15/10               9,425          11,246
        5.625%, 02/15/06               2,995           3,306
        5.000%, 02/15/11 to 08/15/11  30,276          33,216
        3.500%, 11/15/06               6,000           6,253
   U.S. Treasury STRIPS (I) (K)
        5.970%, 11/15/21              51,650          19,393
        5.320%, 11/15/27              53,660          14,624
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $698,890)                                   739,720
                                                 -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.7%
   FHLB Discount Notes (K)
        1.250%, 05/28/03               1,300           1,297
        1.220%, 04/04/03 to 04/21/03  15,637          15,630
   FHLMC (I)
        7.000%, 03/15/10              11,105          13,344
        4.875%, 03/15/07              16,910          18,327
        4.500%, 01/15/13              66,700          67,746
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                 683             696
   FHLMC CMO, Ser 1005, Cl D
        6.500%, 10/15/05                 100             100


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21            $  1,431     $     1,466
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21               2,926           3,012
   FHLMC CMO, Ser 1403, Cl M
        6.500%, 12/15/21               4,452           4,472
   FHLMC CMO, Ser 2145, Cl MA
        6.000%, 07/15/26               1,878           1,892
   FHLMC CMO, Ser 2277, Cl B
        7.500%, 01/15/31               7,593           7,968
   FHLMC CMO, Ser 2332, Cl ZH
        7.000%, 07/15/31              12,844          13,800
   FHLMC CMO, Ser 2479, Cl HK
        6.100%, 02/15/29               6,668           6,736
   FHLMC CMO, Ser 2544, Cl IW IO
        5.500%, 03/15/26               7,039           1,532
   FHLMC CMO, Ser 2559, Cl F (A)
        1.580%, 08/15/30               4,878           4,882
   FHLMC Discount Notes (K)
        1.200%, 04/04/03                 500             500
        1.180%, 04/14/03               2,350           2,349
        1.160%, 05/08/03              11,000          10,987
   FHLMC, Ser 2571, Cl FB (A)
        1.630%, 02/15/18              10,595          10,605
   FNMA
        7.250%, 01/15/10               9,950          12,080
        6.000%, 05/15/08 to 05/15/11  19,770          22,478
        5.750%, 02/15/08                 700             786
        5.375%, 11/15/11                 880             960
        5.250%, 04/15/07 (I)           9,565          10,501
        5.000%, 01/15/07               3,600           3,914
   FNMA CMO, Ser  2003-16, Cl KA
        6.000%, 04/25/30              12,876          13,190
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20               1,571           1,698
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20                 744             790
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                 424             438
   FNMA CMO, Ser 1993-69, Cl Z
        6.000%, 01/25/22                 616             621
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21                 820             876
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               8,718           8,874
   FNMA CMO, Ser 1999-T2, Cl A1
        7.500%, 01/19/39               1,298           1,422
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31               8,931           9,363
   FNMA CMO, Ser 2002-T1, Cl A2
        7.000%, 11/25/31               4,551           4,917
   FNMA CMO, Ser 2002-T4, Cl A2
        7.000%, 12/25/41               3,175           3,429




--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   FNMA CMO, Ser 2003-15, Cl LF (A)
        1.655%, 02/25/17             $ 3,876     $     3,880
   FNMA CMO, Ser G92-30, Cl Z
        7.000%, 06/25/22               1,370           1,485
   FNMA Discount Notes (K)
        1.230%, 10/22/03 (C)          18,275          18,160
        1.220%, 04/04/03 (I)          23,600          23,598
        1.190%, 04/22/03 to 04/30/03  83,635          83,563
        1.180%, 04/02/03 to 04/10/03  12,100          12,097
   GNMA CMO, Ser  2001-18, Cl WH (A)
       26.675%, 04/20/31               4,617           5,592
   GNMA CMO, Ser  2002-51, Cl SG (A)
       26.937%, 04/20/31               4,116           5,052
   SLMA, Ser 2003-3, Cl A2 (A)
        1.310%, 06/15/10               7,975           7,925
   SBA, Ser 2003-P10A, Cl 1 (A)
        4.524%, 02/10/13               7,700           7,854
   TVA
        7.125%, 05/01/30               4,950           6,175
                                                 -----------
Total U.S. Government Agency Obligations
   (Cost $451,587)                                   459,059
                                                 -----------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 28.0%
   FHLMC
        9.000%, 12/01/05                  30              32
        8.000%, 08/01/26               1,422           1,545
        7.500%, 11/01/29 to 12/01/29      20              21
        7.000%, 06/01/15 to 05/01/32  23,082          24,281
        6.500%, 08/01/08 to 07/01/32  39,702          41,688
        6.000%, 12/01/12 to 11/01/32  17,788          18,519
        5.500%, 02/01/13 to 01/01/18  30,854          31,879
        4.803%, 01/01/33               7,837           8,040
   FHLMC TBA
        7.500%, 04/13/33              17,100          18,222
        7.000%, 04/01/17               4,500           4,807
        6.500%, 04/14/33               4,000           4,169
        4.500%, 05/15/18               7,360           7,436
   FNMA
        9.000%, 07/01/07                  10              10
        8.000%, 02/01/13 to 05/01/23   1,820           1,960
        7.500%, 11/01/29 to 12/01/31   2,324           2,478
        7.000%, 01/01/08 to 05/01/32  15,723          16,638
        6.500%, 02/01/12 to 07/01/32  38,542          40,476
        6.000%, 02/01/13 to 09/01/32  21,692          22,638
        5.500%, 12/01/13 to 02/01/17  17,823          18,580


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   FNMA TBA
        7.000%, 04/21/18 to 04/14/33 $33,200       $  35,017
        6.000%, 04/16/18 to 04/14/33  43,038          44,842
        5.500%, 04/01/18 to 04/14/33  60,200          61,987
        5.000%, 04/01/18 to 06/25/18  73,455          75,273
   GNMA
        8.500%, 11/15/20                  26              28
        8.000%, 11/15/29 to 09/15/31   4,562           4,945
        7.500%, 09/15/06 to 01/15/32  45,781          49,092
        7.000%, 08/15/13 to 12/15/28  10,066          10,710
        6.500%, 07/15/14 to 10/15/31  52,608          55,527
        6.000%, 03/15/14 to 11/15/32  50,832          53,467
        5.500%, 04/15/14 to 02/15/17   9,224           9,686
   GNMA TBA
        6.500%, 04/18/33              97,780         102,639
        6.000%, 04/15/33             219,850         229,262
        5.500%, 04/23/33              19,200          19,704
                                                 -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $995,036)                                 1,015,598
                                                 -----------

CORPORATE OBLIGATIONS -- 34.0%
AEROSPACE & DEFENSE -- 0.6%
   British Aerospace Financial (B)
        7.500%, 07/01/27               6,500           6,809
   Lockheed Martin
        8.500%, 12/01/29               2,580           3,376
        7.750%, 05/01/26               2,850           3,413
   Raytheon
        5.375%, 04/01/13                 875             878
        4.500%, 11/15/07                 700             713
   Systems 2001 Asset Trust (B) (I)
        6.664%, 09/15/13               1,829           2,008
   United Technology
        6.500%, 06/01/09               2,840           3,280
                                                 -----------
                                                      20,477
                                                 -----------
AIR TRANSPORTATION -- 1.2%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19              10,641          10,722
   American Airlines, Ser 94A4 (J)
        9.780%, 11/26/11               3,565           1,263
   American Airlines, Ser 99-1 (J)
        7.024%, 10/15/09                 775             615
   Continental Airlines, Ser 00-2 (J)
        8.312%, 04/02/11               2,724           1,095
   Continental Airlines, Ser 974A (J)
        6.900%, 01/02/18               7,797           6,455
   Continental Airlines, Ser 974C (J)
        6.800%, 07/02/07               5,904           2,607




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Continental Airlines, Ser 97CI (J)
        7.420%, 04/01/07              $  742     $       374
   Continental Airlines, Ser 99-2 (J)
        7.730%, 03/15/11               2,714           1,093
   Contintental Airlines,
     Ser 991A (J) (I)
        6.545%, 02/02/19               2,047           1,683
   Delta Air Lines, Ser 02-1, Cl G-1
        6.718%, 01/02/23               9,404           9,904
   Delta Air Lines,
     Ser 02-1, Cl G-2 (I)
        6.417%, 07/02/12               4,700           4,839
   Federal Express, Ser A3
        8.400%, 03/23/10                 600             635
   Northwest Airlines, Ser 991C (J)
        8.130%, 02/01/14               2,203           1,153
   Northwest Airlines, Ser 993C (J)
        9.152%, 04/01/10               1,713           1,136
   US Airways, Ser CLB
        7.500%, 04/15/08               2,696             135
   United Air Lines, Ser 00-2 (H) (J)
        7.811%, 10/01/09                 982             245
   United Airlines, Ser A-3 (H) (J)
        8.390%, 01/21/11               1,466             338
                                                 -----------
                                                      44,292
                                                 -----------
AUTOMOTIVE -- 0.8%
   DaimlerChrysler
        7.450%, 03/01/27               1,050           1,097
        7.300%, 01/15/12               5,700           6,364
        4.750%, 01/15/08               1,530           1,551
   Ford Motor
        9.215%, 09/15/21               1,000             918
        8.900%, 01/15/32               1,540           1,365
        7.700%, 05/15/97               2,660           2,005
        7.450%, 07/16/31               1,460           1,117
        6.625%, 10/01/28               1,800           1,260
        6.375%, 02/01/29              10,250           6,919
   General Motors
        6.125%, 08/28/07               7,355           7,543
                                                 -----------
                                                      30,139
                                                 -----------
BANKS -- 2.4%
   Bank One
        7.875%, 08/01/10               8,500          10,296
   Bank of America
        7.800%, 02/15/10                 630             764
        7.500%, 09/15/06                 100             115
        6.250%, 04/15/12               8,710           9,769
        3.875%, 01/15/08                 475             486
   Barclays Bank PLC (A) (B)
        8.550%, 09/29/49               2,950           3,622
        6.860%, 09/29/49               1,670           1,751


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Capital One Bank
        8.250%, 06/15/05              $  453     $       463
        6.700%, 05/15/08               3,580           3,544
        6.650%, 03/15/04               5,130           5,177
        6.620%, 08/04/03               2,255           2,261
        6.500%, 07/30/04               6,401           6,431
   Chase Manhattan
        7.250%, 06/01/07                 575             654
   Citicorp
        7.200%, 06/15/07               1,200           1,374
        6.375%, 01/15/06                 700             766
   Citigroup
        5.875%, 02/22/33                 925             923
   FleetBoston Financial (I)
        4.875%, 12/01/06               1,050           1,116
   FleetBoston Financial MTN, Ser T
        4.200%, 11/30/07                 310             320
   JPMorgan Chase
        6.750%, 02/01/11               1,745           1,932
        6.625%, 03/15/12               5,700           6,303
        5.750%, 01/02/13 (I)           3,090           3,237
        5.250%, 05/30/07               4,275           4,583
   JPMorgan Chase MTN, Ser A
        6.000%, 01/15/09               1,790           1,933
   Korea Development Bank
        4.250%, 11/13/07                 910             900
   Nationwide Mutual Insurance (B)
        7.875%, 04/01/33               7,300           7,457
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49               6,500           7,264
   US Bancorp MTN, Ser N
        3.950%, 08/23/07               1,780           1,835
        3.125%, 03/15/08               2,700           2,668
                                                 -----------
                                                      87,944
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.7%
   AOL Time Warner
        7.700%, 05/01/32               7,750           8,300
        5.625%, 05/01/05                 780             813
   Comcast
        8.875%, 04/01/07               7,765           8,250
        5.500%, 03/15/11               3,245           3,250
   Comcast Cable Communications
        6.750%, 01/30/11 (I)           9,000           9,705
        6.375%, 01/30/06               2,155           2,306
   Continental Cablevision
        9.500%, 08/01/13               9,195          10,712
        9.000%, 09/01/08               1,400           1,656
        8.300%, 05/15/06                 985           1,106
   TCI Communications
        7.125%, 02/15/28               1,780           1,789




--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   TCI Communications MTN (D)
        3.800%, 02/15/05             $ 3,000     $     3,243
   Time Warner
        9.150%, 02/01/23               2,900           3,328
        8.375%, 03/15/23 (I)           2,000           2,337
        6.875%, 06/15/18               2,485           2,537
        6.625%, 05/15/29               1,805           1,696
   Time Warner Entertainment
        8.375%, 07/15/33                  60              71
   Viacom (I)
        5.625%, 08/15/12               2,700           2,898
                                                 -----------
                                                      63,997
                                                 -----------
CHEMICALS -- 0.2%
   Dow Chemical
        7.375%, 11/01/29               7,245           7,517
        6.125%, 02/01/11                 745             770
                                                 -----------
                                                       8,287
                                                 -----------
COMPUTERS & SERVICES -- 0.2%
   Electronic Data Systems
        7.450%, 10/15/29               7,500           7,350
   International Business Machines
        7.125%, 12/01/96               1,000           1,124
                                                 -----------
                                                       8,474
                                                 -----------
DRUGS -- 0.3%
   Bristol Myers Squibb
        6.875%, 08/01/97                 875             941
        5.750%, 10/01/11               6,205           6,657
        4.750%, 10/01/06                 760             805
   Pharmacia
        6.500%, 12/01/18                 800             949
                                                 -----------
                                                       9,352
                                                 -----------
ELECTRICAL SERVICES -- 1.9%
   Aquila
        7.000%, 07/15/04               3,250           3,136
   Arizona Public Services
        8.000%, 12/30/15               4,500           4,826
   Conectiv MTN, Ser A
        6.730%, 06/01/06               4,830           4,997
   DTE Energy
        6.450%, 06/01/06               2,060           2,244
   Dominion Resources
        5.700%, 09/17/12               2,550           2,673
        4.125%, 02/15/08 (I)             810             819
   Dominion Resources, Ser D
        5.125%, 12/15/09                 900             930
   Dominion Resources, Ser E (I)
        6.750%, 12/15/32                 300             314


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Duke Energy (I)
        5.625%, 11/30/12             $   880     $       895
   Edison Mission Energy
        9.875%, 04/15/11               5,150           3,862
        7.730%, 06/15/09                 500             360
   Exelon (I)
        6.750%, 05/01/11               1,880           2,113
   First Energy, Ser B
        6.450%, 11/15/11               3,230           3,415
   First Energy, Ser C
        7.375%, 11/15/31               4,655           4,876
   Florida Power
        4.800%, 03/01/13               1,950           1,962
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,930           2,987
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               2,470           3,307
   Hydro-Quebec, Ser IU
        7.500%, 04/01/16               5,000           6,350
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               3,060           3,501
   Jersey Central Power & Light
        6.375%, 05/01/03               2,441           2,450
   Korea Electric Power
        7.750%, 04/01/13               1,857           2,212
   Oncor Electric Delivery (B)
        7.250%, 01/15/33                 745             841
        6.375%, 01/15/15               1,875           2,064
   PSE&G Engergy Holdings
        8.500%, 06/15/11               3,575           3,642
   System Energy Resources
        7.430%, 01/15/11               1,502           1,586
   TXU Energy Company (B)
        7.000%, 03/15/13                 950             969
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06               2,400           2,605
                                                 -----------
                                                      69,936
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.5%
   Waste Management
        7.375%, 08/01/10               3,000           3,387
        7.125%, 12/15/17               9,980          11,040
        7.100%, 08/01/26               3,000           3,145
                                                 -----------
                                                      17,572
                                                 -----------
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 12.4%
   American Express Credit (L)
        1.281%, 12/17/03              21,776          21,787
        1.260%, 01/13/04               7,259           7,259
   American Honda Finance (L)
        1.251%, 03/15/04              18,146          18,151
   CC USA (L)
        1.350%, 04/11/03               8,710           8,707





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group (L)
        2.432%, 12/05/03             $11,323     $    11,241
        1.807%, 04/07/03              17,045          17,050
   Citigroup
        7.250%, 10/01/10               5,095           6,036
        6.000%, 02/21/12 (I)           2,930           3,261
        5.750%, 05/10/06 (I)           3,925           4,290
        5.625%, 08/27/12                 930             997
        3.500%, 02/01/08               2,040           2,044
   Countrywide Home Loans (L)
        1.630%, 01/13/04              11,991          11,991
        1.567%, 12/10/03               9,581           9,583
        1.547%, 05/22/03              11,614          11,625
   Credit Suisse First Boston
        6.500%, 01/15/12               1,700           1,827
        6.125%, 11/15/11 (I)           2,600           2,725
        4.625%, 01/15/08               3,390           3,498
   Dryden Investor Trust (B) (J)
        7.157%, 07/23/08               7,099           7,606
   Farmers Exchange Capital (B)
        7.050%, 07/15/28               5,775           3,862
   Ford Motor Credit
        7.875%, 06/15/10              16,250          15,537
        7.375%, 10/28/09               3,200           3,024
        7.375%, 02/01/11               5,765           5,369
        7.250%, 10/25/11 (I)             360             330
        6.875%, 02/01/06 (I)           8,350           8,205
        6.500%, 01/25/07               4,280           4,125
        5.800%, 01/12/09                 500             448
   Ford Motor Credit MTN
        9.140%, 12/30/14               1,000           1,023
        1.850%, 06/30/05 (A)           1,600           1,454
   General Electric Capital (L)
        1.360%, 07/28/03              14,517          14,517
        1.280%, 01/28/04               7,259           7,261
   General Electric Capital MTN,
     Ser A
        6.750%, 03/15/32               5,700           6,420
        6.125%, 02/22/11               4,830           5,305
        6.000%, 06/15/12                 995           1,085
        5.875%, 02/15/12               2,270           2,440
   General Motors Acceptance
        8.000%, 11/01/31                 460             448
        7.250%, 03/02/11               6,580           6,654
        7.150%, 06/15/15 (G)          10,000           3,713
        6.875%, 09/15/11              14,480          14,308
        6.125%, 09/15/06 (I)           1,520           1,556
   Goldman Sachs Group
        7.350%, 10/01/09                 335             392
        6.875%, 01/15/11              10,540          12,017
        6.125%, 02/15/33                 850             853
        1.377%, 08/04/03 (L)          14,517          14,517


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Halogen Funding (L)
        1.300%, 04/08/03             $ 5,807     $     5,807
   Heller Financial MTN, Cl I
        7.125%, 09/28/04               1,200           1,296
   Household Finance
        8.000%, 07/15/10               4,195           4,961
        7.000%, 05/15/12               3,600           4,103
        6.375%, 10/15/11               3,420           3,722
        6.375%, 11/27/12 (I)             700             768
        5.875%, 02/01/09               1,215           1,314
        5.750%, 01/30/07               4,200           4,521
        4.625%, 01/15/08               1,860           1,928
        2.330%, 08/01/03 (L)          14,517          14,474
        1.779%, 04/07/03 (L)          10,162          10,162
        1.727%, 09/12/03 (L)           3,484           3,497
        1.690%, 05/30/03 (L)           4,355           4,355
   Household Finance MTN (A)
        1.690%, 05/28/04               3,000           2,988
   International Lease Finance (L)
        1.581%, 10/03/03               2,903           2,918
   JPMorgan Capital Trust II
        7.950%, 02/01/27                 700             768
   John Deere Capital
        6.000%, 02/15/09               2,450           2,689
   John Hancock Global Funding (L)
        1.339%, 04/02/03              14,517          14,533
   Lehman Brothers Holdings
        8.800%, 03/01/15               1,550           1,969
        8.500%, 05/01/07               1,800           2,140
        6.500%, 04/15/08               4,680           5,288
        1.446%, 04/04/03 (L)          10,839          10,877
   Liberty Light US Capital (L)
        1.363%, 05/15/03              14,517          14,512
        1.280%, 01/21/04              14,517          14,513
   Merrill Lynch
        7.430%, 09/01/22                 923             997
   Morgan Stanley Dean Witter
        6.750%, 04/15/11                 995           1,114
        6.100%, 04/15/06                 700             766
        5.800%, 04/01/07               1,100           1,197
        5.300%, 03/01/13                 760             774
        3.625%, 04/01/08               1,625           1,618
   PHH
        6.000%, 03/01/08              11,590          11,618
   Principal Life Global Funding (B)
        5.250%, 01/15/13               4,800           4,884
   Toyota Motor Credit
        5.500%, 12/15/08                 120             133
   USA Education (L)
        1.321%, 01/23/04               5,168           5,177
   Washington Mutual Bank (L)
        1.414%, 05/27/03               2,903           2,904
                                                 -----------
                                                     449,826
                                                 -----------




--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.2%
   Anheuser Busch
        6.500%, 05/01/42             $ 2,840     $     3,175
        6.000%, 11/01/41               1,000           1,050
   Diageo Capital PLC
        6.625%, 06/24/04               3,000           3,184
        3.375%, 03/20/08               1,050           1,050
   General Mills
        6.000%, 02/15/12               1,900           2,084
        5.125%, 02/15/07               1,325           1,418
   Kellogg, Ser B
        6.600%, 04/01/11               9,810          11,180
   Kraft Foods
        6.250%, 06/01/12                 870             909
        5.625%, 11/01/11               4,135           4,150
   Nabisco
        7.550%, 06/15/15               5,850           7,130
        6.375%, 02/01/05               5,000           5,369
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               4,120           4,789
   Philip Morris
        7.750%, 01/15/27               8,110           8,029
        7.500%, 07/16/09               1,750           1,754
   RJ Reynolds Tobacco Holdings
        7.375%, 05/15/03               2,190           2,199
   RJ Reynolds Tobacco Holdings,
     Ser B
        7.875%, 05/15/09               4,810           5,056
        7.750%, 05/15/06               7,230           7,603
   Sara Lee
        6.250%, 09/15/11               5,495           6,158
   Secured Finance
        9.050%, 12/15/04               3,000           3,323
   Unilever Capital
        5.900%, 11/15/32               1,590           1,638
                                                 -----------
                                                      81,248
                                                 -----------
FORESTRY -- 0.4%
   Weyerhaeuser
        7.375%, 03/15/32               3,130           3,420
        6.875%, 12/15/33               2,580           2,652
        6.750%, 03/15/12               6,440           7,060
        5.250%, 12/15/09                 975           1,003
                                                 -----------
                                                      14,135
                                                 -----------
GAS/NATURAL GAS -- 0.7%
   El Paso Energy
        7.625%, 07/15/11               2,850           2,251
   El Paso MTN
        7.800%, 08/01/31               2,530           1,809
        7.750%, 01/15/32               5,700           4,075


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Kinder Morgan
        7.300%, 08/15/33             $ 1,850     $     2,040
   Williams Cos
        8.750%, 03/15/32 (B)           4,340           3,646
        7.875%, 09/01/21               1,625           1,292
        7.750%, 06/15/31               1,880           1,457
        6.500%, 08/01/06               5,000           4,525
        6.250%, 02/01/06               1,130           1,017
   Williams Cos, Ser A
        7.500%, 01/15/31 (I)           1,490           1,155
        6.750%, 01/15/06 (A)           2,000           1,840
                                                 -----------
                                                      25,107
                                                 -----------
INSURANCE -- 0.7%
   ASIF Global Funding (B) (C)
        3.850%, 11/26/07               4,000           4,070
   American General Capital
        8.500%, 07/01/30               1,205           1,570
   Farmers Insurance Exchange (B)
        8.625%, 05/01/24               3,280           2,509
   Loew's
        7.625%, 06/01/23               2,550           2,611
        7.000%, 10/15/23                 850             855
   Met Life Global Funding (B)
        4.750%, 06/20/07               1,100           1,165
   Metlife (I)
        6.125%, 12/01/11                 710             775
   Progressive
        7.000%, 10/01/13               1,400           1,658
   Prudential (B)
        6.375%, 07/23/06               1,300           1,420
   Royal & Sun
        8.950%, 10/15/29               1,100             567
   Zurich Capital Trust I (B)
        8.376%, 06/01/37               8,700           7,765
                                                 -----------
                                                      24,965
                                                 -----------
MACHINERY -- 1.0%
   Caterpillar (L)
        1.341%, 07/09/03              14,517          14,524
        1.341%, 04/08/04               8,710           8,729
        1.304%, 03/05/04               6,678           6,690
        1.233%, 05/05/03               8,130           8,141
                                                 -----------
                                                      38,084
                                                 -----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.6%
   General Electric
        5.000%, 02/01/13             $ 1,905     $     1,948
   Tyco International
        7.000%, 06/15/28               3,140           2,857
        6.875%, 01/15/29 (I)           7,610           6,963
        6.750%, 02/15/11               2,655           2,536
        6.375%, 10/15/11 (I)           7,650           7,153
        6.125%, 01/15/09                 300             282
                                                 -----------
                                                      21,739
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 0.0%
   Tenet Healthcare
        7.375%, 02/01/13                 336             338
                                                 -----------
MULTI-MEDIA -- 0.3%
   News America
        7.300%, 04/30/28               3,920           4,164
   News America Holdings
        8.150%, 10/17/36               5,500           6,387
                                                 -----------
                                                      10,551
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Pittney Bowes Credit
        5.750%, 08/15/08               8,600           9,551
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.1%
   International Paper (B)
        5.300%, 04/01/15                 375             373
   MeadWestvaco
        6.850%, 04/01/12               3,120           3,498
                                                 -----------
                                                       3,871
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 1.5%
   Amerada Hess
        7.300%, 08/15/31               1,175           1,245
   Anadarko Finance, Ser B
        6.750%, 05/01/11               4,450           5,062
   Anderson Exploration
        6.750%, 03/15/11               1,120           1,235
   Apache
        6.250%, 04/15/12               1,870           2,118
   BP Capital Markets
        4.625%, 05/27/05               1,970           2,094
   Coastal
        6.950%, 06/01/28               6,750           4,725
   Conoco
        6.950%, 04/15/29               7,775           8,805
   Conoco Funding
        7.250%, 10/15/31               1,310           1,542
        6.350%, 10/15/11               3,870           4,376


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   ConocoPhillips
        5.900%, 10/15/32             $    10     $        10
        4.750%, 10/15/12               2,000           2,023
   Devon Energy
        7.950%, 04/15/32               1,525           1,840
   Devon Financing
        6.875%, 09/30/11               3,430           3,904
   Texas East Transport (I)
        7.000%, 07/15/32               1,430           1,496
   Tosco
        8.125%, 02/15/30               1,500           1,901
   Vastar Resources
        6.500%, 04/01/09               6,900           7,961
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               5,000           4,762
                                                 -----------
                                                      55,099
                                                 -----------
RAILROADS -- 0.3%
   Burlington North Santa Fe
        7.290%, 06/01/36               1,560           1,836
        6.750%, 07/15/11                 450             514
        6.125%, 03/15/09                  25              28
   CSX
        7.950%, 05/01/27                 600             724
   Consolidated Rail
        7.875%, 05/15/43                 670             785
   Union Pacific
        7.125%, 02/01/28               5,545           6,356
                                                 -----------
                                                      10,243
                                                 -----------
REAL ESTATE -- 0.1%
   EOP Operating
        7.000%, 07/15/11               2,470           2,767
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise MTN
        8.680%, 01/14/04               7,200           7,615
        6.860%, 06/15/07               1,850           2,101
                                                 -----------
                                                       9,716
                                                 -----------
REGIONAL AGENCIES -- 0.8%
   Quebec Province
        7.500%, 09/15/29                 659             833
   Quebec Province, Ser NN
        7.125%, 02/09/24               1,150           1,377
   United Mexican States (I)
       11.500%, 05/15/26              12,810          17,774
   United Mexican States MTN, Ser A
        8.000%, 09/24/22               7,480           7,828
                                                 -----------
                                                      27,812
                                                 -----------




--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
RETAIL -- 0.4%
   Duty Free International (F) (J)
        7.000%, 01/15/04             $ 6,825     $     3,413
   Kroger
        7.500%, 04/01/31                 925           1,034
   Sears Roebuck Acceptance
        7.000%, 02/01/11 (I)             475             493
        7.000%, 06/01/32                 650             611
        6.750%, 08/15/11               1,050           1,073
        6.700%, 04/15/12 (I)           1,385           1,417
        6.250%, 05/01/09                 300             306
   Target (I)
        5.875%, 03/01/12               5,200           5,648
                                                 -----------
                                                      13,995
                                                 -----------
SPECIAL PURPOSE ENTITY -- 0.1%
   Air 2 US (B) (J)
        8.627%, 10/01/20               5,379           1,356
        8.027%, 10/01/19               4,287           2,164
                                                 -----------
                                                       3,520
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.0%
   AT&T
        8.500%, 11/15/31 (I)           1,680           1,806
        8.375%, 03/15/13                 634             751
   Ameritech Capital
        6.250%, 05/18/09               2,165           2,390
   BellSouth
        6.000%, 10/15/11               2,735           3,047
   British Telecommunications PLC
        8.875%, 12/15/30               1,585           2,034
        8.375%, 12/15/10               1,500           1,822
   COX Communications
        7.875%, 08/15/09                 750             886
   Citizens Communications
        8.500%, 05/15/06               1,220           1,380
   Citizens Communications (B)
        7.625%, 08/15/08               2,700           3,141
   Intermedia Communications,
     Ser B (H) (J)
        8.600%, 06/01/08               2,775           1,845
   Qwest Capital Funding
        7.750%, 02/15/31 (I)           4,500           3,150
        7.250%, 02/15/11               7,800           5,928
   SBC Communications
        6.250%, 03/15/11               1,075           1,196
   Sprint Capital
        8.750%, 03/15/32                 170             175
        8.375%, 03/15/12               5,990           6,379
        7.625%, 01/30/11               4,225           4,331
        6.875%, 11/15/28               4,750           4,156
        6.000%, 01/15/07                 170             172


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   TCI Communications
        6.375%, 05/01/03             $ 1,540     $     1,546
   Verizon Global Funding
        7.750%, 12/01/30                  50              60
        7.750%, 06/15/32               2,405           2,909
        6.875%, 06/15/12              11,000          12,555
        6.125%, 06/15/07               2,100           2,325
        4.000%, 01/15/08                 580             592
   Verizon, Ser A
        5.650%, 11/15/11               2,300           2,453
   Vodafone Group PLC (I)
        7.750%, 02/15/10                 700             837
        6.250%, 11/30/32               1,455           1,493
   WorldCom (B) (H)
        7.375%, 01/15/49               1,000             267
   WorldCom (H)
        8.250%, 05/15/31               6,555           1,753
                                                 -----------
                                                      71,379
                                                 -----------
Total Corporate Obligations
   (Cost $1,219,995)                               1,234,416
                                                 -----------

ASSET-BACKED SECURITIES -- 15.3%
AUTOMOTIVE -- 3.0%
   Americredit Automobile,
     Ser 2000-B,
     Cl A4 (A)
        1.538%, 04/05/07              16,518          16,517
   Americredit Automobile,
     Ser 2002-A, Cl A3 (A)
        1.532%, 10/12/06              16,540          16,540
   Chase Manhattan Auto Owner
     Trust, Ser 2000-A, Cl A3
        6.210%, 12/15/04               5,646           5,687
   DaimlerChrysler Master Owner
     Trust, Ser 2002-A, Cl A (A)
        1.340%, 05/15/07               5,000           5,004
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2 (A)
        2.200%, 12/17/07               6,500           6,517
   Ford Credit, Ser 2000-E, Cl A4
        6.740%, 06/15/04               3,928           3,969
   Ford Credit, Ser 2002-A,
     Cl A3B (A)
        1.400%, 01/15/06              17,380          17,385
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Class A3
        4.970%, 09/15/05               3,188           3,227
   USAA Auto Owner Trust, Ser 2002-1,
     Cl A2 (A)
        1.950%, 03/15/05              13,010          13,037
   Whole Auto Loan Trust, Ser 2002-1,
     Cl A2 (A)
        1.880%, 06/15/05              17,000          17,063




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   World Omni Auto, Ser 2001-A,
     Cl A3
        5.300%, 02/20/05             $ 3,587     $     3,624
                                                 -----------
                                                     108,570
                                                 -----------
CREDIT CARDS -- 0.9%
   Chevy Chase Master Credit Card
     Trust, Ser 1998-A, Cl A (A)
        1.430%, 10/16/06               9,890           9,891
   Citibank Credit Card, Ser 2001-A5,
     Cl A5 (A)
        1.368%, 06/10/06              12,650          12,647
   Credit Card Merchant Voucher
     Receipt, Ser 1996-A, Cl A1
        6.250%, 12/01/03                 755             757
   Metris Master Trust, Ser 2001-1,
     Cl A (A)
        1.504%, 12/20/07               3,000           2,832
   Sears Credit Account Master Trust,
     Ser 2002-5, Cl A (A)
        1.660%, 11/17/09               6,750           6,756
                                                 -----------
                                                      32,883
                                                 -----------
MORTGAGE RELATED SECURITIES -- 11.2%
   ABN Amro Mortgage, Ser 2002-3,
     Cl A4
        6.500%, 04/25/17               3,349           3,447
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (A)
        1.550%, 11/15/31              12,265          12,260
   ABSC Long Beach, Ser 2000-LB1,
     Cl AV (A)
        1.560%, 08/21/30               4,486           4,483
   AFC Home Equity, Ser 1998-1,
     Cl 1A2 (A)
        1.606%, 04/25/28                 715             714
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A
        7.750%, 07/27/32               2,020           2,007
   American Business Financial
     Services, Ser 2002-4,
     Cl A  IO (J)
        4.000%, 07/15/05              42,400           2,646
   Ameriquest Mortgage Securities,
     Ser 2002-5, Cl AF1
        2.600%, 02/25/33               8,225           8,263
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29               9,944          10,668
   BankBoston Home Equity Loan Trust,
     Ser 1998-2, Cl A5
        6.140%, 02/25/19               1,500           1,571
   Bear Stearns, Ser 2000-2, Cl AF3
        7.340%, 08/25/30               5,231           5,358
   Bear Stearns, Ser 2001-A,
     Class AI4
        6.820%, 02/15/31               2,900           3,106
   Bear Stearns Asset Backed
     Securities, Ser 2001-A, Cl AI3
        5.930%, 06/15/19              10,000          10,228


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Bear Stearns Commercial Mortgage
     Securities, Ser 2000-WF2, Cl A2
        7.320%, 10/15/32             $ 4,975     $     5,897
   CDC Mortgage Capital Trust,
     Ser 2002-HE3, Cl A (A)
        1.826%, 03/25/33              16,591          16,638
   CS First Boston Mortgage
     Securities, Ser 1998-C2, Cl A2
        6.300%, 11/11/30               1,950           2,171
   CSFB, Ser 2001-FL2A, Cl A (A)
        1.530%, 09/15/13              14,537          14,493
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32               4,800           4,746
   Conseco Finance, Ser 2001-1
        6.990%, 07/01/32               4,500           4,043
   Conseco Finance, Ser 2001-3,
     Cl A1 (A)
        1.468%, 05/01/33                 746             744
   Conseco Finance, Ser 2001-C, Cl A4
        6.190%, 03/15/30               1,000           1,055
   Conseco Finance, Ser 2001-D, Cl A5
        6.190%, 11/15/32               4,130           4,360
   Contimortgage Home Equity Loan,
     Ser 1997-1, Cl A9
        7.050%, 03/15/28                 886             913
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               1,630           1,629
   Contimortgage Home Equity Loan,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20                 575             577
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18                 566             574
   Countrywide Home Equity Loan
     Trust, Ser 2001-A, Cl A (A)
        1.520%, 04/15/27              14,433          14,418
   Credit Suisse, Ser 2001-lCCA ,
     Cl D (A)
        4.875%, 12/05/13               2,800           2,800
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33              14,450          15,877
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32               5,030           5,675
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               5,525           6,467
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (A)
        1.775%, 05/25/39              11,313          11,342
   EQCC Trust, Ser 2002-1, Cl 2A (A)
        1.605%, 11/25/31               6,850           6,851





--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Equivantage Home Equity Loan
     Trust, Ser 1997-2, Cl A3
        7.275%, 07/25/28             $   807     $       806
   FFCA Secured Lending, Ser 1997-1,
     Cl IO (A) (J)
        0.866%, 02/18/22              14,601             429
   FFCA Secured Lending, Ser 1999-1A,
     Cl IO (A) (J)
        1.746%, 09/18/25              21,197           1,039
   FHLMC Structured Pass Through,
     Ser T-49, Cl AF1
        2.570%, 12/25/32              10,117          10,141
   First Union-Lehman Brothers,
     1997-C2, Cl IO (A)
        1.064%, 11/18/29               6,530             339
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (A)
        1.494%, 05/20/31                 844             842
   Fund America Investors,
     Ser 1993-A, Cl A2 (A)
        6.844%, 06/25/23               1,108           1,175
   GE Capital Mortgage Services,
     Ser 1994-7, Cl A15
        5.000%, 02/25/09               1,170           1,173
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               4,397           4,634
   GMAC Commercial Mortgage
     Securities, Ser 1998-C1, Cl A2
        6.700%, 05/15/30              15,300          17,070
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2,
     Cl X (A)
        0.595%, 05/15/35              23,070             708
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33                 100             115
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A,
     Cl A (A)
        1.700%, 03/11/15               8,590           8,590
   GS Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/20/27                 564             627
   GS Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 546             595
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               4,100           4,556
   GS Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29               2,156           2,373
   Green Tree Financial,
     Ser 1996-5, Cl A6
        7.750%, 07/15/27               3,456           3,568
   Green Tree Financial,
     Ser 1993-4, Cl A5
        7.050%, 01/15/19               1,275           1,313



-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Green Tree Financial, Ser 1998-6,
     Cl A6 (A)
        6.270%, 07/01/21            $  1,700     $     1,725
   Green Tree Recreational
     Equipment, Ser 1998-A, Cl A1H
        6.710%, 05/15/29                 970           1,023
   Green Tree Recreational
     Equipment, Ser 1997-D, Cl A1HE
        6.900%, 03/15/29                 939             960
   Heller Financial, Ser 1999-PH1,
     Cl A2
        6.847%, 05/15/31               4,200           4,820
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (A)
        2.104%, 12/22/31               2,335           2,344
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 08/20/30               1,109           1,154
   Istarwood Asset Receivables Trust,
     Ser 2002-1A, Cl A1 (A)
        1.570%, 05/28/17              11,821          11,819
   JPMorgan Commercial Mortgage,
     Ser 1997-C5, Cl X (A)
        1.530%, 09/15/29               8,490             457
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               7,940           8,723
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (A)
        1.625%, 05/25/33               2,802           2,799
   Mesa Trust Asset Backed
     Certificates, Ser 2002-3,
     Cl A IO (J)
       12.000%, 04/18/05              12,500             987
   Metropolitan Asset Funding,
     Ser 1998-A, Cl A4
        6.981%, 01/20/26               2,186           2,218
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (A)
        2.050%, 07/15/25               1,149           1,115
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
        6.480%, 11/15/30               4,255           4,782
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39               5,100           5,686
   Novastar Home, Ser 1998-2,
     Cl A2 (A)
        1.406%, 08/25/28               1,917           1,917
   Prudential Home Mortgage
     Securities, Ser 1993-40, Cl A6
        6.500%, 10/25/23               1,155           1,162
   Resident Funding Mortgage
     Securities I, Ser 2001-S22,
     Cl 2A1
        5.875%, 09/25/31               1,577           1,595
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27               1,832           1,869




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32             $15,000     $    15,224
   Residential Asset Mortgage,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32               9,000           9,141
   Residential Asset Mortgage,
     Ser 2003-RS2, Cl A2 (A)
        1.650%, 03/25/33               1,900           1,900
   Residential Asset Securitization,
     Ser 1998-A5, Cl A5
        6.750%, 06/25/28               6,370           6,416
   Residential Funding Mortgage
     Securities I, Ser 1996-S14,
      Cl M1
        7.500%, 05/25/26               2,260           2,306
   Residential Funding Mortgage
     Securities I, Ser 1998-S13,
     Cl A21
        6.750%, 06/25/28               2,400           2,441
   Residential Funding Mortgage
     Securities I, Ser 1998-S3,
     Cl M1
        6.750%, 02/25/28              11,271          11,400
   Residential Funding Mortgage
     Securities I, Ser 1998-S9,
     Cl 1A1
        6.500%, 04/25/13                 768             782
   Residential Funding Mortgage
     Securities I, Ser 1999-S6, Cl A1
        6.250%, 02/25/14               8,368           8,587
   Residential Funding Mortgage
     Securities, Ser 1997-HI3, Cl APB
        7.180%, 12/25/22                 357             370
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25              13,038          14,512
   Saxon Asset Securities,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               3,462           3,601
   Saxon Asset Securities,
     Ser 1999-1, Cl AF6
        6.350%, 02/25/29               6,778           7,079
   Structured Asset Securities,
     Ser 2002-BC1, Cl A1 (A)
        1.805%, 08/25/32               4,390           4,403
   UCFC Home Equity Loan, Ser 1997-D,
     Cl A8 (A)
        1.500%, 12/15/27                 801             799
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32               3,273           3,364
   Wells Fargo, Ser 2002-A, Cl A3
        5.900%, 03/25/32               3,698           3,695
   Wells Fargo, Ser 2002-D,
     Cl 1A2 (A)
        5.750%, 08/25/32               7,142           7,292

                                                     406,581


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES -- 0.2%
   Embarcadero Aircraft,
     Ser 2000-A, Cl A1 (A)
        1.760%, 08/15/25             $ 7,500     $     5,550
   Tobacco Settlement,
     Ser 2001-A, Cl A
        6.360%, 05/15/25               3,499           3,477
                                                 -----------
                                                       9,027
                                                 -----------
Total Asset-Backed Securities
   (Cost $557,466)                                   557,061
                                                 -----------

MUNICIPAL BONDS -- 0.1%
   California State,
     Department of Water, Ser E, RB
        3.975%, 05/01/05               1,750           1,787
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (G)
        7.725%, 06/30/10               3,850           2,787
                                                 -----------
Total Municipal Bonds
   (Cost $3,973)                                       4,574
                                                 -----------

COMMERCIAL PAPER -- 8.9%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 8.9%
   Aquinas Funding (L)
        1.300%, 04/07/03              10,162          10,130
        1.183%, 06/13/03              14,517          14,472
   Asap Funding (L)
        1.261%, 05/01/03               8,151           8,139
        1.243%, 06/17/03               7,259           7,236
   Atlantis One Funding (L)
        1.183%, 06/24/03              29,034          28,941
   DaimlerChrysler
        1.470%, 04/23/03              14,000          13,987
   Edison Asset (L)
        1.237%, 09/03/03              14,517          14,428
   General Electric Capital
        1.240%, 04/24/03              29,325          29,302
   Hannover Funding (L)
        1.320%, 04/07/03              16,477          16,469
   Mortgage Interest Networking
     Trust (L)
        1.274%, 07/02/03              29,034          28,936
   National Rural Utility
        1.270%, 04/24/03              16,800          16,787
   Polonius (L)
        1.203%, 06/11/03              14,517          14,473
   Scaldis Capital (L)
        1.423%, 05/20/03               4,014           3,986
        1.413%, 05/27/03               8,336           8,280
        1.315%, 07/14/03              14,517          14,423
   Sigma Finance (L)
        1.361%, 08/19/03               7,259           7,266
        1.334%, 06/17/03               7,157           7,115
        1.315%, 07/14/03              14,517          14,421




--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Tannehill Capital (L)
        1.315%, 07/10/03             $ 8,710     $     8,710
        1.302%, 05/21/03              14,517          14,470
        1.286%, 08/06/03               5,807           5,775
   White Pine Finance (L)
        1.232%, 05/12/03               6,291           6,277
   Witmer Funding (L)
        1.283%, 06/12/03               5,807           5,787
        1.282%, 05/12/03              14,517          14,489
        1.281%, 04/14/03               8,710           8,698
                                                 -----------
Total Commercial Paper
   (Cost $322,997)                                   322,997
                                                 -----------

CASH EQUIVALENTS -- 1.0%
   American Select Cash
     Reserve Fund (L)             29,034,329          29,034
   Fidelity Institutional
     Domestic Portfolio, Cl I      5,822,657           5,823
                                                 -----------
Total Cash Equivalents
   (Cost $34,857)                                     34,857
                                                 -----------

REPURCHASE AGREEMENTS -- 15.9%
   ABM Amro
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $223,318,460 (collateralized by
     FNMA obligations, total market
     value: $227,776,973)            223,310         223,310
   Lehman Brothers (L)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $7,258,856 (collateralized by
     FNMA obligations, total market
     value: $7,404,260)                7,259           7,259
   Merrill Lynch
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $220,007,944 (collateralized by
     FNMA obligations, total market
     value: $224,401,434)            220,000         220,000
   UBS Paine Webber (L)
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $124,814,586 (collateralized by
     FNMA obligations, total market
     value: $127,306,807)            124,810         124,810
                                                 -----------
Total Repurchase Agreements
   (Cost $575,379)                                   575,379
                                                 -----------


-------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------
OPTIONS -- 0.0%
   April 2003 Ten Year Treasury
     Note Call, Expires 04/07/03,
     Strike Price $99.84           9,920,000     $        56
   April 2003 Ten Year Treasury
     Note Call, Expires 04/07/03,
     Strike Price $99.86           9,870,000              89
                                                 -----------
Total Options
   (Cost $266)                                           145
                                                 -----------
Total Investments -- 136.3%
   (Cost $4,860,446)                             $ 4,943,806
                                                 -----------

WRITTEN Options -- 0.0%
   April 2003 FNMA Conventional
     Loan Call,
     Expires 04/07/03,
     Strike Price $101.60        (21,840,000)           (102)
   April 2003 FNMA Conventional
     Loan Call,
     Expires 04/07/03,
     Strike Price $101.61        (21,840,000)           (130)
   June 2003 Ten Year Treasury
     Note Call,
     Expires 05/24/03,
     Strike Price $115                  (416)           (540)
   June 2003 Ten Year Treasury
     Note Put, Expires 05/24/03,
     Strike Price $113                  (244)           (156)
   US Long Bond Future Call,
     Expires 05/24/03,
     Strike Price: $117                 (246)           (146)
                                                 -----------
Total Written Options
   (Premium $(1,073))                                 (1,074)
                                                 -----------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         67

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund (Concluded)
March 31, 2003
-------------------------------------------------------------

Description
-------------------------------------------------------------
Percentages are based on Net Assets of $3,625,073,915.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2003.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Securities have been pledged as collateral on open futures contracts.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2003. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Bonds
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2003 was $3,412,500.
(G) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(H) In default on interest payments.
(I) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $698,322,293.
(J) Securities considered illiquid. The total value of such securities as of March 31, 2003 was $44,216,546.
(K) Rate reported is the effective yield at time of purchase.
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $719,525,722 (see Note 10).
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Ser -- Series
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Association
SLMA -- Student Loan Marketing Association
STRIPS -- Seperate Trading of Registered Interest and Principal of Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

STATEMENT OF NET ASSETS (Unaudited)


High Yield Bond Fund
March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS -- 98.5%
AEROSPACE & DEFENSE -- 0.2%
   Alliant Techsystems
        8.500%, 05/15/11              $  985        $  1,059
   K & F Industries, Ser B
        9.625%, 12/15/10                 825             874
                                                    --------
                                                       1,933
                                                    --------
AIR TRANSPORTATION -- 0.1%
   Delta Airlines
        7.700%, 12/15/05               1,370             808
                                                    --------
APPAREL/TEXTILES -- 1.9%
   Interface, Ser B
        9.500%, 11/15/05               1,830           1,482
   Levi Strauss
       12.250%, 12/15/12 (A)             825             782
       11.625%, 01/15/08 (H)             800             756
        7.000%, 11/01/06                 500             431
   Phillips Van-Heusen
        9.500%, 05/01/08               1,940           2,022
   Russell
        9.250%, 05/01/10               2,145           2,317
   Tommy Hilfiger
        6.850%, 06/01/08 (H)             700             681
        6.500%, 06/01/03               2,475           2,487
   William Carter, Ser B
       10.875%, 08/15/11               5,375           5,980
                                                    --------
                                                      16,938
                                                    --------
AUTOMOTIVE -- 3.4%
   Advance Stores, Ser B
       10.250%, 04/15/08               2,975           3,127
   Asbury Automotive
        9.000%, 06/15/12               1,750           1,492
   Autonation
        9.000%, 08/01/08               2,300           2,426
   CSK Auto
       12.000%, 06/15/06               2,210           2,398
   Dana (H)
       10.125%, 03/15/10               2,750           2,812
   Diamond Triumph Auto
        9.250%, 04/01/08                 800             641
   Dura Operating, Ser D (H)
        9.000%, 05/01/09               3,625           2,954
   Lear, Ser B
        8.110%, 05/15/09               1,400           1,516
        7.960%, 05/15/05               1,930           2,022
   Metaldyne (A)
       11.000%, 06/15/12               1,825           1,437
   Rexnord (A)
       10.125%, 12/15/12                 300             319


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Sonic Autumotive, Ser D (H)
       11.000%, 08/01/08              $  375        $    400
   TRW Automotive (A)
        9.375%, 02/15/13               2,875           2,875
   United Auto Group
        9.625%, 03/15/12               6,380           6,221
                                                    --------
                                                      30,640
                                                    --------
BEAUTY PRODUCTS -- 1.0%
   Armkel LLC
        9.500%, 08/15/09               4,500           4,939
   Chattem, Ser B
        8.875%, 04/01/08               2,000           2,035
   Elizabeth Arden, Ser B
       11.750%, 02/01/11                 700             752
   Playtex Products
        9.375%, 06/01/11               1,000           1,085
                                                    --------
                                                       8,811
                                                    --------
BROADCASTING, TELEVISION & RADIO -- 6.4%
   Albritton Communications
        7.750%, 12/15/12               2,000           2,035
        7.750%, 12/15/12 (A)             800             814
   CSC Holdings
        9.875%, 02/15/13 (H)           2,225           2,325
        7.625%, 07/15/18                 200             194
        7.250%, 07/15/08               2,750           2,709
   CSC Holdings, Ser B
        8.125%, 08/15/09 (H)             500             510
        7.625%, 04/01/11               3,500           3,509
   Charter Communications Holdings
       24.750%, 01/15/11 (B)           1,750             525
       11.125%, 01/15/11                 400             178
       10.750%, 10/01/09               1,700             786
   Charter Communications
     Holdings LLC
        9.625%, 11/15/09               1,000             435
   Corus Entertainment
        8.750%, 03/01/12               2,400           2,499
   Cumulus Media
       10.375%, 07/01/08               1,250           1,331
   Emmis Communications, Ser B
        8.125%, 03/15/09               2,500           2,606
   Entercom Radio
        7.625%, 03/01/14                 700             740
   Entravision Communications
        8.125%, 03/15/09               1,725           1,772
   Granite Broadcasting
        8.875%, 05/15/08               1,300           1,125
   Gray Television
        9.250%, 12/15/11               1,750           1,897



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         69

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Insight Communications (B)
       11.930%, 02/15/11              $1,375        $    976
   Lamar Media
        8.625%, 09/15/07               1,000           1,044
   Lamar Media (A)
        7.250%, 01/01/13                 750             779
   Lin Television
        8.375%, 03/01/08               2,500           2,600
   Lodgenet Entertainment
       10.250%, 12/15/06               2,375           2,292
   Nextmedia Operating (H)
       10.750%, 07/01/11               4,500           4,894
   Paxson Communications (B)
        9.780%, 01/15/09               1,950           1,560
   R.H. Donnelley (A)
       10.875%, 12/15/12 (H)           3,525           4,027
        8.875%, 12/15/10                 500             551
   Radio One, Ser B
        8.875%, 07/01/11               1,500           1,631
   Salem Communications Holding, Ser B
        9.000%, 07/01/11               3,140           3,289
   Sinclair Broadcast Group
        8.750%, 12/15/11               1,725           1,833
        8.000%, 03/15/12               1,000           1,033
        8.000%, 03/15/12 (A)             500             516
   Spanish Broadcasting
        9.625%, 11/01/09               2,210           2,287
   Susquehanna Media
        8.500%, 05/15/09               1,350           1,414
   Young Broadcasting
        8.500%, 12/15/08                 500             529
                                                    --------
                                                      57,245
                                                    --------
BUILDING & CONSTRUCTION -- 4.8%
   Ainsworth Lumber
       12.500%, 07/15/07               2,300           2,481
   Associated Materials
        9.750%, 04/15/12               2,000           2,140
   Atrium, Ser B
       10.500%, 05/01/09               1,000           1,037
   Beazer Homes USA
        8.375%, 04/15/12               3,000           3,142
   Brand Services (A)
       12.000%, 10/15/12                 500             546
   DR Horton
       10.500%, 04/01/05                 400             435
   Dayton Superior
       13.000%, 06/15/09                 375             311
   Integrated Electric Services, Ser C
        9.375%, 02/01/09               1,885           1,810
   K. Hovnanian
        9.125%, 05/01/09                 175             186
        8.875%, 04/01/12               2,000           2,010


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   KB Home
        9.500%, 02/15/11              $1,900          $2,047
   Meritage
        9.750%, 06/01/11               2,225           2,347
        9.750%, 06/01/11 (A)           1,350           1,424
   NVR
        8.000%, 06/01/05               1,000           1,039
   Nortek Holdings, Ser B
        8.875%, 08/01/08                 250             259
   Nortek, Ser B
        9.875%, 06/15/11               3,500           3,640
        9.250%, 03/15/07                 500             514
   Schuler Homes
       10.500%, 07/15/11               3,550           3,870
   Standard Pacific
        9.500%, 09/15/10               1,840           1,969
        8.500%, 04/01/09               2,400           2,469
        7.750%, 03/15/13               1,475           1,468
   Tech Olympic USA
       10.375%, 07/01/12               2,325           2,278
        9.000%, 07/01/10                 550             545
        9.000%, 07/01/10 (A)           1,200           1,188
   Toll Brothers
        8.250%, 02/01/11               2,900           3,031
        8.125%, 02/01/09               1,000           1,035
                                                    --------
                                                      43,221
                                                    --------
CHEMICALS -- 1.8%
   Airgas
        9.125%, 10/01/11               2,500           2,756
   Huntsman ICI Chemicals
       10.125%, 07/01/09               4,500           4,263
   IMC Global (A)
       11.250%, 06/01/11                 350             380
   IMC Global, Ser B
       11.250%, 06/01/11                 950           1,031
       10.875%, 06/01/08                 100             109
   Lyondell Chemical (H)
       10.875%, 05/01/09                 875             814
   Lyondell Chemical, Ser A
        9.625%, 05/01/07                 850             850
   Lyondell Chemical, Ser B
        9.875%, 05/01/07               1,250           1,250
   Methanex
        7.750%, 08/15/05                 450             461
   Scotts
        8.625%, 01/15/09               2,000           2,120
   Texas Petrochemical, Ser B
       11.125%, 07/01/06               2,400           1,320
   United Industries (A)
        9.875%, 04/01/09                 775             808
                                                    --------
                                                      16,162
                                                    --------




--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
COMMERCIAL SERVICES -- 3.0%
   Ameripath (A)
       10.500%, 04/01/13              $1,500         $ 1,545
   Brickman Group (A)
       11.750%, 12/15/09               2,600           2,821
   Coinmach
        9.000%, 02/01/10               4,325           4,568
   Foamex
        9.875%, 06/15/07               2,500             538
   Iron Mountain
        8.750%, 09/30/09               2,520           2,646
        8.625%, 04/01/13               2,000           2,160
        8.125%, 05/15/08               1,800           1,872
   MDP Acquisitions PLC (A)
        9.625%, 10/01/12               2,000           2,108
   Stewart
       10.750%, 07/01/08               1,565           1,716
   Transdigm
       10.375%, 12/01/08               1,475           1,552
   Travelcenters of America
       12.750%, 05/01/09               2,500           2,675
   Universal City Development (A)
       11.750%, 04/01/10               1,800           1,811
                                                    --------
                                                      26,012
                                                    --------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Shaw Communications
        8.250%, 04/11/10                 700             721
        7.200%, 12/15/11                 300             294
                                                    --------
                                                       1,015
                                                    --------
COMPUTERS & SERVICES -- 0.2%
   General Binding
        9.375%, 06/01/08               1,000             900
   Rhythms Netconnections (C)
       12.750%, 04/15/09                 243              --
   Unisys
        8.125%, 06/01/06                 855             910
                                                    --------
                                                       1,810
                                                    --------
CONSUMER PRODUCTS -- 0.4%
   Central Garden & Pet (A)
        9.125%, 02/01/13               3,575           3,736
                                                    --------
CONTAINERS & PACKAGING -- 2.9%
   Anchor Glass Container (A) (H)
       11.000%, 02/15/13                 800             828
   BWay (A)
       10.000%, 10/15/10               2,725           2,861


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Berry Plastics
       10.750%, 07/15/12              $1,000         $ 1,055
   Constar International
       11.000%, 12/01/12               2,270           2,293
   Crown Cork & Seal
        6.750%, 04/15/03                 400             400
   Graphic Package
        8.625%, 02/15/12               1,500           1,530
   Owens-Brockway Glass
        8.875%, 02/15/09               1,500           1,549
        8.750%, 11/15/12 (A)           2,750           2,829
   Owens-Illinois
        8.100%, 05/15/07               1,350           1,316
        7.850%, 05/15/04               1,805           1,810
   Plaint (H)
       13.000%, 06/01/10                 450             409
   Plastipak Holdings
       10.750%, 09/01/11                 500             517
       10.750%, 09/01/11 (A)             500             517
   Radnor Holdings (A)
       11.000%, 03/15/10                 825             800
   Riverwood International
       10.875%, 04/01/08               1,450           1,501
   Silgan Holdings
        9.000%, 06/01/09               2,790           2,888
   Stone Container
       11.500%, 08/15/06                 400             429
        9.750%, 02/01/11               1,000           1,108
        8.375%, 07/01/12               1,250           1,338
                                                    --------
                                                      25,978
                                                    --------
DIVERSIFIED OPERATIONS -- 0.3%
   Grey Wolf
        8.875%, 07/01/07               1,000           1,032
   SCG Holding & Semiconductor
       12.000%, 08/01/09               2,650           1,882
                                                    --------
                                                       2,914
                                                    --------
DRUGS -- 1.1%
   Aaipharma (H)
       11.000%, 04/01/10               4,635           4,727
   Biovail
        7.875%, 04/01/10               2,350           2,450
   NBTY, Ser B
        8.625%, 09/15/07               1,750           1,818
   Omnicare, Ser B
        8.125%, 03/15/11               1,000           1,075
                                                    --------
                                                      10,070
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         71

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
ELECTRICAL SERVICES -- 1.8%
   AES
        9.500%, 06/01/09              $2,075          $1,779
   AES (A)
       10.000%, 07/15/05               1,900           1,928
   BRL Universal Equipment
        8.875%, 02/15/08               1,000           1,070
   CMS Energy
        9.875%, 10/15/07 (H)           1,150           1,064
        7.500%, 01/15/09                 175             147
   CMS Energy, Ser B
        6.750%, 01/15/04                  50              48
   Calpine (H)
        8.500%, 02/15/11               1,925           1,078
   FIMEP (A)
       10.500%, 02/15/13               2,200           2,332
   Flextronics International
        9.875%, 07/01/10               2,315           2,567
   Integrated Electrical Services,
     Ser B
        9.375%, 02/01/09                 750             720
   Juno Lighting
       11.875%, 07/01/09               1,600           1,704
   UCAR Finance
       10.250%, 02/15/12               1,200           1,068
                                                    --------
                                                      15,505
                                                    --------
ENTERTAINMENT -- 7.9%
   Alliance Atlantis Communications
       13.000%, 12/15/09               2,020           2,267
   Alliance Gaming, Ser B
       10.000%, 08/01/07               2,317           2,427
   Argosy Gaming
       10.750%, 06/01/09               3,905           4,237
        9.000%, 09/01/11               3,925           4,170
   Bally Total Fitness Holding, Ser D
        9.875%, 10/15/07               2,620           2,253
   Hasbro
        8.500%, 03/15/06               2,860           3,067
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09               4,000           4,220
   Isle of Capri Casinos
        9.000%, 03/15/12 (H)           6,375           6,630
        8.750%, 04/15/09                 800             824
   Jacobs Entertainment
       11.875%, 02/01/09               3,175           3,302
   Kerzner International
        8.875%, 08/15/11               6,150           6,319
   Mohegan Tribal Gaming
        8.750%, 01/01/09               1,000           1,053
        8.000%, 04/01/12               1,000           1,036
   Penn National Gaming
        8.875%, 03/15/10               1,410           1,438


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Penn National Gaming, Ser B
       11.125%, 03/01/08              $4,825          $5,211
   Pinnacle Entertainment, Ser B
        9.500%, 08/01/07                 275             239
        9.250%, 02/15/07               2,750           2,386
   Royal Caribbean Cruises
        8.750%, 02/02/11               2,810           2,663
   Six Flags
        9.750%, 06/15/07               2,515           2,440
        9.500%, 02/01/09               1,000             950
        8.875%, 02/01/10               1,000             923
   Town Sports International, Ser B
        9.750%, 10/15/04               4,000           4,080
   Turning Stone Casino
     Entertainment (A)
        9.125%, 12/15/10               2,000           2,090
   Vail Resorts
        8.750%, 05/15/09               1,500           1,545
   Wheeling Island Gaming
       10.125%, 12/15/09               1,000             990
   Wynn Las Vegas LLC
       12.000%, 11/01/10               3,775           3,945
                                                    --------
                                                      70,705
                                                    --------
ENVIRONMENTAL SERVICES -- 2.1%
   Allied Waste North America (A)
        9.250%, 09/01/12                 250             266
   Allied Waste North America, Ser B
       10.000%, 08/01/09 (H)           9,640          10,002
        8.875%, 04/01/08 (H)             925             979
        8.500%, 12/01/08               1,000           1,051
        7.875%, 01/01/09               1,000           1,019
   Casella Waste Systems (A) (H)
        9.750%, 02/01/13               1,200           1,278
   IESI
       10.250%, 06/15/12               1,800           1,818
   Stericycle, Ser B
       12.375%, 11/15/09                 210             244
   Synargo Technologies
        9.500%, 04/01/09               2,000           2,140
                                                    --------
                                                      18,797
                                                    --------
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 4.3%
   Acme Intermed Holdings, Ser B (B)
       12.000%, 09/30/05               2,065           2,117
   American Express Credit (G)
        1.281%, 12/17/03               1,622           1,623
        1.260%, 01/13/04                 541             541
   American Honda Finance (G)
        1.251%, 03/15/04               1,351           1,352
   CC USA (G)
        1.350%, 04/11/03                 649             648





--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   CIT Group (G)
        2.432%, 12/05/03              $  843          $  837
        1.807%, 04/07/03               1,269           1,270
   Countrywide Home Loans (G)
        1.630%, 01/13/04                 893             893
        1.567%, 12/10/03                 714             714
        1.547%, 05/22/03                 865             866
   General Electric Capital (G)
        1.360%, 07/28/03               1,081           1,081
        1.280%, 01/28/04                 541             541
   Goldman Sachs Group (G)
        1.377%, 08/04/03               1,081           1,081
   Halogen Funding (G)
        1.300%, 04/08/03                 432             432
   Household Finance (G)
        2.330%, 08/01/03               1,081           1,078
        1.779%, 04/07/03                 757             757
        1.727%, 09/12/03                 259             260
        1.690%, 05/30/03                 324             324
   International Lease Finance (G)
        1.581%, 10/03/03                 216             217
   John Hancock Global Funding (G)
        1.339%, 04/02/03               1,081           1,082
   Labrache
       12.000%, 03/02/07               1,775           1,988
   Lehman Brothers Holdings (G)
        1.446%, 04/04/03                 807             810
   Liberty Light US Capital (G)
        1.363%, 05/15/03               1,081           1,081
        1.280%, 01/21/04               1,081           1,081
   Nexstar Finance Holdings (B)
       10.970%, 04/01/13               2,575           1,519
   Nexstar Finance LLC
       12.000%, 04/01/08               1,900           2,095
   PCA Finance
       11.875%, 08/01/09               1,500           1,560
   Sovereign Bancorp
       10.500%, 11/15/06               1,500           1,796
   USA Education (G)
        1.321%, 01/23/04                 385             386
   Washington Mutual Bank (G)
        1.414%, 05/27/03                 216             216
   Williams Scotsman
        9.875%, 06/01/07               2,775           2,699
   Yell Finance
       10.750%, 08/01/11               2,000           2,230
        7.990%, 08/01/11 (B)           4,100           3,157
                                                    --------
                                                      38,332
                                                    --------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.8%
   Ahold Finance USA
        8.250%, 07/15/10              $1,150          $  972
   American Seafood
       10.125%, 04/15/10               2,100           2,221
   Burns Philp Capital (A)
       10.750%, 02/15/11               1,300           1,313
        9.750%, 07/15/12               2,900           2,610
   Constellation Brands, Ser B
        8.125%, 01/15/12               2,000           2,070
   Cott Beverages
        8.000%, 12/15/11               1,000           1,060
   Del Monte (A)
        8.625%, 12/15/12               1,950           2,067
   Del Monte, Ser B
        9.250%, 05/15/11               1,000           1,066
   Dole Foods (A)
        8.875%, 03/15/11               3,000           3,120
   Nash Finch, Ser B
        8.500%, 05/01/08                 250             202
   New World Pasta
        9.250%, 02/15/09               1,000             260
   Premier International Foods PLC
       12.000%, 09/01/09               1,800           1,962
   Stater Brother Holdings
       10.750%, 08/15/06               2,000           2,040
   Winn-Dixie Stores
        8.875%, 04/01/08               4,250           4,463
                                                    --------
                                                      25,426
                                                    --------
FORESTRY -- 0.2%
   Tembec Industries (A)
        8.625%, 06/30/09               1,675           1,715
                                                    --------
GAS/NATURAL GAS -- 1.5%
   ANR Pipeline (A)
        8.875%, 03/15/10                 500             530
   El Paso Energy Partners (A)
       10.625%, 12/01/12                 250             276
        8.500%, 06/01/10               2,075           2,116
   Sonat
        7.625%, 07/15/11               7,190           5,680
   Southern Natural Gas (A)
        8.875%, 03/15/10                 725             765
   Star Gas Partner (A)
       10.250%, 02/15/13               2,000           1,980
   Western Gas Resources
       10.000%, 06/15/09               2,100           2,279
                                                    --------
                                                      13,626
                                                    --------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         73

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
GENERAL UTILITIES -- 0.3%
   CMS Energy
        7.625%, 11/15/04              $  600          $  555
   National Waterworks (A)
       10.500%, 12/01/12               2,300           2,484
                                                    --------
                                                       3,039
                                                    --------
HOTELS & LODGING -- 5.5%
   Ameristar Casinos
       10.750%, 02/15/09               6,785           7,362
   Aztar
        9.000%, 08/15/11               3,000           3,112
        8.875%, 05/15/07                 750             771
   Boyd Gaming
        8.750%, 04/15/12               1,500           1,586
        7.750%, 12/15/12 (A) (H)       1,100           1,108
   Chumash Casino & Resort (A)
        9.000%, 07/15/10               2,600           2,763
   Circus & Eldor
       10.125%, 03/01/12               2,000           1,890
   Extended Stay America
        9.875%, 06/15/11               2,000           1,965
   HMH Properties, Ser A
        7.875%, 08/01/05               1,000             980
   HMH Properties, Ser B (H)
        7.875%, 08/01/08                 800             752
   Harrahs Operating
        7.875%, 12/15/05               1,000           1,070
   Herbst Gaming, Ser B
       10.750%, 09/01/08               2,525           2,702
   Hilton Hotels
        7.625%, 12/01/12                 175             175
   Hollywood Casino
       13.000%, 08/01/06 (D)           2,525           1,881
       11.250%, 05/01/07                 942           1,013
   John Q Hammons Hotels, Ser B
        8.875%, 05/15/12               1,875           1,828
   MGM Mirage
        8.375%, 02/01/11               1,000           1,070
   Mandalay Resort Group
        9.250%, 12/01/05               4,000           4,180
   Park Place Entertainment
        9.375%, 02/15/07               3,000           3,210
   Prime Hospitality, Ser B
        8.375%, 05/01/12               2,075           1,836
   Resort International Hotel & Casino
       11.500%, 03/15/09               1,600           1,392
   Station Casinos
        9.875%, 07/01/10               1,700           1,866
   Venetian Casino/LV Sands
       11.000%, 06/15/10               3,975           4,159
                                                    --------
                                                      48,671
                                                    --------


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   Interface
       10.375%, 02/01/10              $2,865          $2,492
   Salton
       12.250%, 04/15/08 (H)           5,150           5,176
       10.750%, 12/15/05                 750             748
   Simmons, Ser B
       10.250%, 03/15/09               3,055           3,292
                                                    --------
                                                      11,708
                                                    --------
LEASING & RENTING -- 1.3%
   Avis
       11.000%, 05/01/09                 350             391
   Rent-A-Center, Ser D
       11.000%, 08/15/08               3,000           3,202
   United Rentals, Ser B
       10.750%, 04/15/08               1,650           1,708
        9.500%, 06/01/08               2,470           2,198
        9.250%, 01/15/09 (H)             800             696
        9.000%, 04/01/09                 200             172
        8.800%, 08/15/08                 700             595
   Universal Compression (B)
        9.875%, 02/15/08               2,900           3,045
                                                    --------
                                                      12,007
                                                    --------
MACHINERY -- 2.0%
   Caterpillar (G)
        1.341%, 07/09/03               1,081           1,082
        1.341%, 04/08/04                 649             650
        1.304%, 03/05/04                 497             498
        1.233%, 05/05/03                 605             606
   Dura Operating, Ser B (A) (H)
        8.625%, 04/15/12               1,950           1,852
   Fisher Scientific International
        8.125%, 05/01/12               1,525           1,624
        7.125%, 12/15/05                 500             512
   Grant Prideco Escrow (A)
        9.000%, 12/15/09                 675             721
   Joy Global, Ser B
        8.750%, 03/15/12               1,000           1,050
   Lone Star Technologies, Ser B
        9.000%, 06/01/11               2,085           2,106
   NMHG Holding
       10.000%, 05/15/09               1,000           1,065
   Resolution Performance
       13.500%, 11/15/10               2,125           2,242
   Sequa
        9.000%, 08/01/09               1,000             988
   Terex
        9.250%, 07/15/11               1,000             990





--------------------------------------------------------------------------------
74         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Terex, Ser B (H)
       10.375%, 04/01/11              $1,000          $1,035
   Von Hoffman
       10.250%, 03/15/09               1,000             995
                                                    --------
                                                      18,016
                                                    --------
MANUFACTURING -- 0.4%
   Foamex
       13.500%, 08/15/05                 250              54
       10.750%, 04/01/09                 925             610
   SPX
        7.500%, 01/01/13               1,500           1,594
   Samsonite
       10.750%, 06/15/08               1,200           1,053
                                                    --------
                                                       3,311
                                                    --------
MARINE TRANSPORTATION -- 0.5%
   Gulfmark Offshore
        8.750%, 06/01/08                 650             674
   Hornbeck-Leevac
       10.625%, 08/01/08               2,725           2,899
   Overseas Shipholding (A)
        8.250%, 03/15/13                 650             648
                                                    --------
                                                       4,221
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 5.6%
   Advanced Medical Optics
        9.250%, 07/15/10                 995           1,035
   Alaris Medical Systems
        9.750%, 12/01/06               2,000           2,060
   Alliance Imaging (H)
       10.375%, 04/15/11               2,250           2,149
   Amerisource Bergen
        8.125%, 09/01/08               4,000           4,320
   Beverly Enterprises
        9.000%, 02/15/06               1,545           1,329
   Bio-Rad Labs
       11.625%, 02/15/07               2,500           2,750
   Concentra Operating
       13.000%, 08/15/09               2,175           2,349
   Extendicare Health Services
        9.350%, 12/15/07               2,220           1,798
   HCA MTN
        9.000%, 12/15/14               1,250           1,516
   Hanger Orthopedic Group
       11.250%, 06/15/09               2,415           2,560
       10.375%, 02/15/09               2,090           2,236
   Icon Health & Fitness, Ser B
       11.250%, 04/01/12                 750             773


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Insight Health Services, Ser B
        9.875%, 11/01/11              $1,575          $1,512
   Kinectic Concepts, Ser B
        9.625%, 11/01/07               2,900           3,016
   Medquest, Ser B
       11.875%, 08/15/12               3,875           3,584
   NDCHealth (A)
       10.500%, 12/01/12               1,925           2,016
   Select Medical
        9.500%, 06/15/09               2,415           2,554
   Sybron Dental Specialties
        8.125%, 06/15/12               2,100           2,142
   Triad Hospitals Holdings, Ser B
       11.000%, 05/15/09               2,470           2,729
   Vicar Operating
        9.875%, 12/01/09               6,625           7,254
                                                    --------
                                                      49,682
                                                    --------
METALS -- 2.4%
   AK Steel
        7.875%, 02/15/09                 250             230
        7.750%, 06/15/12               2,790           2,553
   Crown Euro Holdings (A)
       10.875%, 03/01/13               2,050           2,073
   Crown Euro Holdings (A) (H)
        9.500%, 03/01/11               2,325           2,322
   Freeport-McMoran Copper &
     Gold (A) (H)
       10.125%, 02/01/10               1,750           1,813
   Jarden (A)
        9.750%, 05/01/12               5,160           5,392
   Jorgensen Earle
        9.750%, 06/01/12               1,000           1,030
   Peabody Energy (A)
        6.875%, 03/15/13               2,450           2,481
   Trimas
        9.875%, 06/15/12               2,600           2,626
        9.875%, 06/15/12 (A)             800             808
                                                    --------
                                                      21,328
                                                    --------
PAPER & PAPER PRODUCTS -- 0.8%
   Cascades (A)
        7.250%, 02/15/13               1,500           1,560
   Fort James
        6.625%, 09/15/04                 500             502
   Georgia-Pacific (A)
        9.375%, 02/01/13               4,865           5,133
                                                    --------
                                                       7,195
                                                    --------





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         75

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 5.3%
   Belden & Blake, Ser B
        9.875%, 06/15/07              $  880          $  796
   Chesepeake Energy
        8.125%, 04/01/11               3,000           3,165
        7.750%, 01/15/15               1,000           1,030
        7.500%, 09/15/13 (A)           1,200           1,227
   Citgo Petroleum (A)
       11.375%, 02/01/11               2,000           2,095
   Clark R&M
        8.875%, 11/15/07                 485             475
   Compton Petroleum
        9.900%, 05/15/09               2,875           3,094
   Comstock Resources
       11.250%, 05/01/07                 500             535
   Denbury Resources (A)
        7.500%, 04/01/13               1,300           1,300
   Encore Acquisition
        8.375%, 06/15/12               2,000           2,095
   Giant Industries
       11.000%, 05/15/12               1,050             929
   Key Energy Services, Ser B
       14.000%, 01/15/09                 785             887
   Key Energy Services, Ser C
        8.375%, 03/01/08                 900             956
   Magnum Hunter
        9.600%, 03/15/12               1,250           1,341
   Mission Resources, Ser C
       10.875%, 04/01/07               1,100             660
   Newfield Exploration
        8.375%, 08/15/12                 750             818
   Northwest Pipeline (A)
        8.125%, 03/01/10               1,425           1,489
   Nuevo Energy, Ser B
        9.500%, 06/01/08               2,590           2,668
        9.375%, 10/01/10                 300             309
   Parker Drilling, Ser B (H)
       10.125%, 11/15/09               2,000           2,100
   Parker Drilling, Ser D
        9.750%, 11/15/06                 100             103
   Pennzoil-Quaker State
       10.000%, 11/01/08               1,722           2,117
   Plains E&P, Ser B
        8.750%, 07/01/12                 500             520
   Premcor Refining Group (A) (H)
        9.500%, 02/01/13               3,110           3,343
   Pride International
        9.375%, 05/01/07               1,000           1,038
   Sesi LLC
        8.875%, 05/15/11               2,000           2,120
   Stone Energy
        8.250%, 12/15/11               2,715           2,810


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Tesoro Petroleum (H)
        9.625%, 04/01/12              $3,550        $  3,035
   Westport Resources
        8.250%, 11/01/11               3,000           3,203
        8.250%, 11/01/11 (A)           1,250           1,334
                                                    --------
                                                      47,592
                                                    --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
   Xerox (A)
        9.750%, 01/15/09               2,500           2,672
   Xerox MTN, Ser D
        6.250%, 11/15/26                 900             895
                                                    --------
                                                       3,567
                                                    --------
PRINTING & PUBLISHING -- 3.7%
   American Media Operation (A)
        8.875%, 01/15/11                 400             432
   American Media Operation, Ser B
       10.250%, 05/01/09               5,500           5,940
   Canwest Media
       10.625%, 05/15/11               3,450           3,799
        7.625%, 04/15/13 (A)             900             900
   Dex Media East LLC (A)
       12.125%, 11/15/12               4,525           5,272
   Houghton Mifflin (A)
        9.875%, 02/01/13               2,575           2,781
        8.250%, 02/01/11                 300             321
   Moore North America Finance (A)
        7.875%, 01/15/11               2,000           2,070
   Primedia
        8.875%, 05/15/11               1,400           1,410
        7.625%, 04/01/08                 800             770
   Primedia, Ser B
        8.500%, 02/01/06               1,150           1,138
   Quebecor Media
       11.125%, 07/15/11               3,575           3,879
   Sun Media (A)
        7.625%, 02/15/13               1,550           1,624
   Transwestern, Ser F
        9.625%, 11/15/07               1,000           1,044
   Vertis, Ser B
       10.875%, 06/15/09               2,000           2,065
                                                    --------
                                                      33,445
                                                    --------
REAL ESTATE -- 1.5%
   CB Richard Ellis Service
       11.250%, 06/15/11               3,650           3,413
   Corrections America
        9.875%, 05/01/09               1,500           1,616
   Intrawest
       10.500%, 02/01/10               2,950           3,164




--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   LNR Property
       10.500%, 01/15/09             $ 2,500         $ 2,619
   NA United Rentals (A)
       10.750%, 04/15/08               2,200           2,277
                                                     -------
                                                      13,089
                                                     -------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
   Felcor Lodging LP
        9.500%, 09/15/08               1,050             961
   Host Marriott LP, Ser E
        8.375%, 02/15/06               1,500           1,466
   La Quinta Properties (A)
        8.875%, 03/15/11                 870             873
   Meristar Hospitality
       10.500%, 06/15/09               1,150           1,029
        8.750%, 08/15/07               3,075           2,030
   RFS Partnership LP
        9.750%, 03/01/12                 800             804
                                                     -------
                                                       7,163
                                                     -------
RETAIL -- 5.7%
   Amerigas Partner, Ser B
        8.875%, 05/20/11                 800             848
   Buffets (A) (H)
       11.250%, 07/15/10               2,250           1,941
   Cole National Group
        8.875%, 05/15/12                 650             588
        8.625%, 08/15/07                 835             760
   Delhaize America
        8.125%, 04/15/11               2,150           2,182
   Hollywood Entertainment
        9.625%, 03/15/11               3,960           4,128
   Home Interior & Gifts
       10.125%, 06/01/08               2,225           2,167
   JC Penney
        9.000%, 08/01/12                 975           1,038
        8.000%, 03/01/10                 950             983
        7.600%, 04/01/07               1,685           1,727
   Jack In the Box
        8.375%, 04/15/08               1,705           1,754
   Jo-Ann Stores
       10.375%, 05/01/07               1,500           1,583
   Michaels Stores
        9.250%, 07/01/09               5,185           5,652
   Mothers Work
       11.250%, 08/01/10               1,340           1,457
   Nebraska Book
        8.750%, 02/15/08               2,350           2,356
   Petco Animal Supplies
       10.750%, 11/01/11               6,325           7,021


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Remington Arms (A)
       10.500%, 02/01/11              $  500         $   535
   Rite Aid
       11.250%, 07/01/08               2,515           2,490
        9.500%, 02/15/11 (A) (H)       1,200           1,242
        7.125%, 01/15/07 (H)           3,500           3,084
   Sbarro (H)
       11.000%, 09/15/09                 275             252
   Tuesday Morning, Ser B
       11.000%, 12/15/07               2,850           2,953
   Yum! Brands
        8.875%, 04/15/11               2,155           2,430
        7.700%, 07/01/12               1,250           1,350
                                                     -------
                                                      50,521
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   AMI Semiconductor (A) (H)
       10.750%, 02/01/13               2,650           2,782
   Amkor Technologies
       10.500%, 05/01/09 (H)           2,560           2,432
        9.250%, 05/01/06                 175             172
        9.250%, 02/15/08 (H)           2,775           2,720
   Fairchild Semiconductor
       10.500%, 02/01/09               2,300           2,576
   L-3 Communications
        7.625%, 06/15/12                 705             747
   On Semiconductor
       13.000%, 05/15/08                 750             709
       12.000%, 03/15/10 (A) (H)       1,825           1,925
   Sanmina-SCI (A)
       10.375%, 01/15/10               2,250           2,430
   Stoneridge
       11.500%, 05/01/12               2,515           2,553
                                                    --------
                                                      19,046
                                                    --------
SPECIAL PURPOSE ACQUISITION -- 0.5%
   Advance Holding, Ser B (B)
        1.000%, 04/15/09               3,650           3,878
   Peabody Energy, Ser B
        8.875%, 05/15/08                 184             193
                                                    --------
                                                       4,071
                                                    --------
SPECIAL PURPOSE ENTITY -- 0.6%
   American Achievement, Ser B
       11.625%, 01/01/07               3,000           3,180
   American Tower Escrow (E)
        8.850%, 08/01/08               1,475             973
   Hexcel (A)
        9.875%, 10/01/08                 750             782
                                                    --------
                                                       4,935
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         77

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 8.0%
   AT&T Wireless Services
        8.125%, 05/01/12              $1,365        $  1,545
   American Tower (H)
        9.375%, 02/01/09               1,350           1,215
   Avaya (H)
       11.125%, 04/01/09               1,700           1,734
   Block Communications
        9.250%, 04/15/09               3,000           3,195
   Crown Castle International
       10.750%, 08/01/11               3,990           3,890
   Crown Castle International (B)
       10.625%, 11/15/07 (B)           1,500           1,462
        9.375%, 08/01/11 (H)           1,250           1,144
        9.000%, 05/15/11 (H)           1,350           1,168
   Direct TV Holdings/Finance (A)
        8.375%, 03/15/13               8,405           9,267
   Echostar DBS
       10.375%, 10/01/07                 775             852
        9.375%, 02/01/09               7,000           7,455
        9.125%, 01/15/09               1,450           1,584
   Fairpoint Communications (A)
       11.875%, 03/01/10                 925             971
   GCI
        9.750%, 08/01/07                 470             451
   Insight Midwest (H)
       10.500%, 11/01/10               1,075           1,145
   Nextel Communications
       12.000%, 11/01/08               3,085           3,316
        9.500%, 02/01/11                 250             264
        9.375%, 11/15/09               2,875           3,019
   Nextel Communications (B)
       10.650%, 09/15/07               1,300           1,355
        9.950%, 02/15/08                 650             678
        9.750%, 10/31/07                 630             652
   Nextel Partners
       11.000%, 03/15/10               2,465           2,416
   Nortel Networks Ltd.
        6.125%, 02/15/06               1,970           1,798
   Pac-West Telecommunications
       13.500%, 02/01/09               1,900             912
   Panamsat
        8.500%, 02/01/12               3,000           3,090
   Qwest
       14.000%, 12/15/14 (A)           1,500           1,616
       13.500%, 12/15/10 (A) (H)       4,985           5,259
        7.200%, 11/01/04               2,000           1,990
        4.500%, 04/01/03                 900             900
   Sprint Capital
        8.375%, 03/15/12                 500             533
        7.625%, 01/30/11 (H)           2,800           2,870
   Telus
        8.000%, 06/01/11                 500             530


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Time Warner LLC
        9.750%, 07/15/08              $2,050        $  1,620
   Time Warner Telecommunications
       10.125%, 02/01/11                 250             198
   Triton PCS
        9.375%, 02/01/11               2,120           1,844
                                                    --------
                                                      71,938
                                                    --------
TRANSPORTATION SERVICES -- 0.5%
   Allied Holdings, Ser B
        8.625%, 10/01/07                 500             355
   General Maritime (A)
       10.000%, 03/15/13                 700             714
   North American Van Lines
       13.375%, 12/01/09               1,000           1,032
   Oshkosh Truck
        8.750%, 03/01/08               2,000           2,083
                                                    --------
                                                       4,184
                                                    --------
WHOLESALE -- 1.1%
   B&G Foods, Ser D
        9.625%, 08/01/07               3,000           3,090
   Buhrmann US (H)
       12.250%, 11/01/09               3,425           3,151
   Collins & Aikman Floorcovering,
     Ser B
        9.750%, 02/15/10               1,350           1,303
   Fleming (H)
       10.125%, 04/01/08               2,175             446
        9.250%, 06/15/10                 400              79
   Owens & Minor
        8.500%, 07/15/11                 500             538
   Roundy's, Ser B (A)
        8.875%, 06/15/12               1,000             995
                                                    --------
                                                       9,602
                                                    --------
Total Corporate Obligations
   (Cost $865,885)                                   879,730
                                                    --------

CONVERTIBLE BONDS -- 0.3%
   Amkor Technology CV to
     17.4398 Shares
        5.000%, 03/15/07               1,175             812
   Amkor Technology CV to
     28.5714 Shares
        5.750%, 06/01/06                 500             376
   Duane Reade CV to 14.1265
     Shares (B)
        2.148%, 04/16/22               1,250             603
   Solectron CV to 12.3309 Shares (E)
        3.081%, 05/08/20                 950             590
                                                    --------
Total Convertible Bonds
   (Cost $2,273)                                       2,381
                                                    --------




--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 0.0%
   Aurora Foods*                      57,479        $     22
                                                    --------
Total Common Stock
   (Cost $105)                                            22
                                                    --------

PREFERRED/CONVERTIBLE STOCKS -- 0.1%
   Paxson Communications*             17,000           1,334
   Pegasus Satellite PIK                  13               1
   Pegasus Satellite, Ser A1 PIK (A)*      1              --
                                                    --------
Total Preferred/Convertible Stocks
   (Cost $1,197)                                       1,335
                                                    --------
WARRANTS -- 0.0%
   Horizon PCS, Expires 10/01/10*      3,100              --
   IPCS, Expires 07/15/10*             1,250               1
   Iwo Holdings, Expires 01/15/11*     1,850              --
   Leap Wireless International,
     Expires 04/15/10 (F)*             4,700              --
   Pegasus Communications,
     Expires 01/01/07*                   250              --
   Travelcenters of America,
     Expires 05/01/09*                 7,500              75
                                                    --------
Total Warrants
   (Cost $22)                                             76
                                                    --------

COMMERCIAL PAPER -- 2.8%
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.8%
   Aquinas Funding (G)
        1.300%, 04/07/03              $  757             754
        1.183%, 06/13/03               1,081           1,078
   Asap Funding (G)
        1.261%, 05/01/03                 607             606
        1.243%, 06/17/03                 541             539
   Atlantis One Funding (G)
        1.183%, 06/24/03               2,162           2,155
   Edison Asset (G)
        1.237%, 09/03/03               1,081           1,074
   GECC
        1.220%, 04/01/03               5,279           5,279
   Hannover Funding (G)
        1.320%, 04/07/03               1,227           1,227
   Mortgage Interest Networking
     Trust (G)
        1.274%, 07/02/03               2,162           2,155
   Polonius (G)
        1.203%, 06/11/03               1,081           1,078
   Scaldis Capital (G)
        1.423%, 05/20/03                 299             297
        1.413%, 05/27/03                 621             617
        1.315%, 07/14/03               1,081           1,074


-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Sigma Finance (G)
        1.361%, 08/19/03              $  541        $    541
        1.334%, 06/17/03                 533             530
        1.315%, 07/14/03               1,081           1,074
   Tannehill Capital (G)
        1.315%, 07/10/03                 649             649
        1.302%, 05/21/03               1,081           1,078
        1.286%, 08/06/03                 432             430
   White Pine Finance (G)
        1.232%, 05/12/03                 469             467
   Witmer Funding (G)
        1.283%, 06/12/03                 432             431
        1.282%, 05/12/03               1,081           1,079
        1.281%, 04/14/03                 649             648
                                                    --------
Total Commercial Paper
   (Cost $24,860)                                     24,860
                                                    --------
CASH EQUIVALENTS -- 0.9%
   American Select Cash Reserve
     Fund (G)                      2,162,363           2,162
   Evergreen Institutional Money
     Market Fund                   5,677,767           5,678
                                                    --------
Total Cash Equivalents
   (Cost $7,840)                                       7,840
                                                    --------

REPURCHASE AGREEMENTS -- 2.5%
   Lehman Brothers (G) 1.360%,
     dated 03/31/03, matures
     04/01/03, repurchase price
     $540,611 (collateralized by
     FNMA obligations, total market
     value: $551,440)                    541             541
   Morgan Stanley Dean Witter
     1.300%, dated 03/31/03,
     matures 04/01/03, repurchase
     price $12,289,832
     (collateralized by FNMA
     obligations, total market
     value: $12,535,177)              12,289          12,289
   UBS Paine Webber (G)
     1.360%, dated 03/31/03,
     matures 04/01/03, repurchase
     price $9,295,703
     (collateralized by FNMA
     obligations, total market
     value: $9,481,314)                9,295           9,295
                                                    --------
Total Repurchase Agreements
   (Cost $22,125)                                     22,125
                                                    --------
Total Investments -- 105.1%
   (Cost $924,307)                                   938,369
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         79

STATEMENT OF NET ASSETS (Unaudited)


High Yield Bond Fund (Concluded)
March 31, 2003
-------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.1)%
Payable upon Return on Securities Loaned          $  (53,587)
Investment Advisory Fees Payable                        (320)
Administrator Fees Payable                              (262)
Shareholder Servicing Fees Payable                       (33)
Other Assets and Liabilities                           8,401
                                                  ----------
Total Other Assets & Liabilities, Net                (45,801)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 112,525,289 outstanding shares
   of beneficial interest                          1,104,208
Accumulated net realized loss on investments        (225,702)
Net unrealized appreciation on investments            14,062
                                                  ----------
Total Net Assets -- 100.0%                        $  892,568
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $7.93
                                                       =====

*  Non-income producing security.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2002. The coupon on a step bond changes on a specified date.
(C) In default on interest payments.
(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2003.
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Securities considered illiquid. The total value of such securities as of March 31, 2003 was $730,559.
(G) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $53,587,465 (see Note 10).
(H) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $50,479,884.
CV -- Convertible Security
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Statement of Assets and Liabilities ($ Thousands)



March 31, 2003 (Unaudited)

---------------------------------------------------------------------------------------------
                                                                                 CORE FIXED
                                                                                     INCOME
                                                                                       FUND
---------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $4,860,446)                                        $4,943,806
   Cash                                                                                 164
   Receivable for investment securities sold                                        395,573
   Receivable for capital shares sold                                                 6,478
   Interest receivable                                                               29,647
---------------------------------------------------------------------------------------------
   Total Assets                                                                   5,375,668
---------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                         719,526
   Options written, at value (premium received $1,073)                                1,074
   Payable for investment securities purchased                                    1,009,838
   Income distribution payable                                                        1,012
   Payable for portfolio shares redeemed                                             16,469
   Investment advisory fees payable                                                     744
   Administrator fees payable                                                           863
   Shareholder servicing fees payable                                                   119
   Administration servicing fees payable                                                  1
   Other accrued expense                                                                189
   Variation margin payable                                                             759
---------------------------------------------------------------------------------------------
   Total Liabilities                                                              1,750,594
---------------------------------------------------------------------------------------------
Total Net Assets                                                                 $3,625,074
=============================================================================================
NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 341,985,030 outstanding shares of beneficial interest              $3,528,526
   Paid-in-Capital -- Class I
     (unlimited authorization -- no par value)
     based on 676,698 outstanding shares of beneficial interest                       7,089
   Undistributed net investment income                                                  295
   Accumulated net realized gain on investments                                       5,763
   Net unrealized appreciation on investments and option contracts                   83,359
   Net unrealized appreciation on futures contracts                                      42
---------------------------------------------------------------------------------------------
Total Net Assets-- 100.0%                                                        $3,625,074
=============================================================================================
Net Asset Value, Offering and Redemption Price Per Share-- Class A                   $10.58
---------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share-- Class I                   $10.58
=============================================================================================




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         81

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                             TAX-MANAGED         LARGE CAP        LARGE CAP     TAX-MANAGED          SMALL
                                               LARGE CAP             VALUE           GROWTH       SMALL CAP      CAP VALUE
                                                    FUND              FUND             FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                    $  13,095         $ 39,688         $ 14,561         $   574        $ 5,950
   Interest Income                                    462              881            1,050              54            122
   Income from Securities Lending                      94              302              380              28             75
   Less: Foreign Taxes Withheld                       (39)             (48)            (152)             --             (4)
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                         13,612           40,823           15,839             656          6,143
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator Fees                               2,588            5,638            5,717             239          1,188
   Investment Advisory Fees                         2,961            5,638            6,534             443          2,206
   Shareholder Servicing Fees -- Class A            1,846            4,018            4,072             170            848
   Shareholder Servicing Fees -- Class I               --                9               11              --              1
   Shareholder Servicing Fees -- Class Y                2               --               --              --             --
   Administration Servicing Fees -- Class I            --                9               11              --              1
   Custodian/Wire Agent Fees                           89              195              190               8             44
   Printing Fees                                       43               90               90               4             20
   Professional Fees                                   19               41               41               2              9
   Registration Fees                                   14               30               30               4              7
   Trustee Fees                                         8               17               17               1              4
   Other Expenses                                      21               37               32               4              9
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                   7,591           15,722           16,745             875          4,337
-------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                        (312)          (1,613)            (924)            (69)           (22)
     Shareholder Servicing Fees                      (992)            (407)          (1,926)            (56)          (580)
-------------------------------------------------------------------------------------------------------------------------------
   Litigation Fees (see Note 2)                        --               --               --              --             --
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                     6,287           13,702           13,895             750          3,735
-------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                     7,325           27,121            1,944             (94)         2,408
===============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Security Transactions                        (81,310)(1)      (37,830)(2)      (20,789)(3)      (4,253)(4)    (15,790)(5)
     Futures Contracts                              8,842            5,077            1,504            (287)           232
     Options Contracts                                 --               --               --              --             --
   Net Change in Unrealized Appreciation on:
     Investments                                  160,006           68,411          152,989           3,469         18,285
     Futures Contracts                              2,094            1,841            1,812              26            363
     Options Contracts                                 --               --               --              --             --
-------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                                89,632           37,499          135,516          (1,045)         3,090
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                            $  96,957         $ 64,620         $137,460         $(1,139)       $ 5,498
-------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                    SMALL
                                               CAP GROWTH       MID-CAP       CORE FIXED      HIGH YIELD
                                                     FUND          FUND      INCOME FUND       BOND FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                     $    647        $  265         $     --         $     --
   Interest Income                                    620             5           82,168           40,242
   Income from Securities Lending                     247             2              416               21
   Less: Foreign Taxes Withheld                        --            --               --               --
-----------------------------------------------------------------------------------------------------------
   Total Investment Income                          1,514           272           82,584           40,263
-----------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                  1,164            53            4,950            1,452
   Investment Advisory Fees                         2,162            61            4,861            2,022
   Shareholder Servicing Fees -- Class A              829            38            4,412            1,037
   Shareholder Servicing Fees -- Class I                3            --                7               --
   Shareholder Servicing Fees -- Class Y               --            --               --               --
   Administration Servicing Fees -- Class I             3            --                7               --
   Custodian/Wire Agent Fees                           42             2              199               43
   Printing Fees                                       20             1               93               21
   Professional Fees                                    9            --               43                9
   Registration Fees                                    7            --               31                7
   Trustee Fees                                         4            --               17                4
   Other Expenses                                      11             2              233               37
-----------------------------------------------------------------------------------------------------------
   Total Expenses                                   4,254           157           14,853            4,632
-----------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                        (131)           --             (593)            (254)
     Shareholder Servicing Fees                      (460)           (5)          (3,646)            (853)
-----------------------------------------------------------------------------------------------------------
   Liquidation Fees (see Note 2)                       --            --               35               --
-----------------------------------------------------------------------------------------------------------
   Net Expenses                                     3,663           152           10,649            3,525
-----------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                    (2,149)          120           71,935           36,738
===========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Security Transactions                        (64,095)(6)    (1,426)             390           (5,784)
     Futures Contracts                              2,339           (73)          21,931               --
     Options Contracts                                 --            --            5,200               --
   Net Change in Unrealized Appreciation on:
     Investments                                   83,184         2,079           10,270           42,733
     Futures Contracts                                758            46            5,357               --
     Options Contracts                                 --            --            2,196               --
-----------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                                22,186           626           45,344           36,949
-----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                             $ 20,037        $  746         $117,279         $ 73,687
-----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) Includes realized gain of $1,772 due to in-kind redemption (see note 9).
(2) Includes realized gain of $8,724 due to in-kind redemption (see note 9).
(3) Includes realized loss of $5,443 due to in-kind redemptions (see note 9).
(4) Includes realized gain of $345 due to in-kind redemptions (see note 9).
(5) Includes realized loss of $274 due to in-kind redemptions (see note 9).
(6) Includes realized gain of $292 due to in-kind redemptions (see note 9).


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
                                    82 & 83
     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited) and for the year ended September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                TAX-MANAGED                    LARGE CAP                   LARGE CAP
                                              LARGE CAP FUND                   VALUE FUND                  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                           10/1/02         10/1/01         10/1/02        10/1/01        10/1/02        10/1/01
                                        to 3/31/03      to 9/30/02      to 3/31/03     to 9/30/02     to 3/31/03     to 9/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)          $    7,325     $   11,464      $   27,121     $   46,806     $    1,944     $   (7,718)
   Net Realized Gain (Loss) from
     Investment Transactions and
     Futures Contracts                      (72,468)(2)   (224,721)        (32,753)(3)   (110,501)(4)    (19,285)(8)   (654,855)(5)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                      162,100       (173,861)         70,252       (592,982)       154,801       (209,720)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                         96,957       (387,118)         64,620       (656,677)       137,460       (872,293)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                 (7,056)       (11,226)        (26,026)       (46,169)            --             --
     Class I                                     --             --             (46)           (26)            --             --
     Class Y                                    (19)            (7)             --             --             --             --
   Net Capital Gains:
     Class A                                     --             --              --        (40,190)            --             --
     Class I                                     --             --              --             (2)            --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                       (7,075)       (11,233)        (26,072)       (86,387)            --             --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued            722,396(6)   1,490,088(6)      924,104(6)   1,892,579        940,919(6)   2,190,545
     Reinvestment of Cash Distributions       6,630         10,468          24,379         80,977             --             --
     Cost of Shares Redeemed               (758,941)(7) (1,324,858)       (895,162)(7) (1,925,539)(7)   (889,131)(7) (1,903,757)(7)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions      (29,915)       175,698          53,321         48,017         51,788        286,788
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --             --           2,161          9,669          2,887         13,070
     Reinvestment of Cash Distributions          --             --              44             28             --             --
     Cost of Shares Redeemed                     --             --            (910)        (1,844)        (1,536)        (2,052)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --             --           1,295          7,853          1,351         11,018
------------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                729          3,825              --             --             --             --
     Reinvestment of Cash Distributions          19              7              --             --             --             --
     Cost of Shares Redeemed                   (182)          (178)             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                  566          3,654              --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Capital Share
     Transactions                           (29,349)       179,352          54,616         55,870         53,139        297,806
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets        60,533       (218,999)         93,164       (687,194)       190,599       (574,487)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                    1,439,098      1,658,097       2,903,152      3,590,346      2,912,736      3,487,223
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $1,499,631     $1,439,098      $2,996,316     $2,903,152     $3,103,335     $2,912,736
====================================================================================================================================


----------------------------------------------------------------------------------------------------------------------------------
                                                     TAX-MANAGED                   SMALL CAP                      SMALL CAP
                                                   SMALL CAP FUND                  VALUE FUND                    GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                               10/1/02        10/1/01        10/1/02          10/1/01       10/1/02        10/1/01
                                            to 3/31/03     to 9/30/02     to 3/31/03       to 9/30/02    to 3/31/03     to 9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)               $    (94)     $    (345)     $   2,408        $   4,118      $ (2,149)     $ (5,961)
   Net Realized Gain (Loss) from
     Investment Transactions and Futures
     Contracts                                  (4,540)(9)     (6,593)       (15,558)(10)      34,765       (61,756)(11) (104,691)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments and
     Futures Contracts                           3,495         (9,499)        18,648          (41,919)       83,942       (55,873)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                            (1,139)       (16,437)         5,498           (3,036)       20,037      (166,525)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                        --             --         (2,574)          (4,698)           --            --
     Class I                                        --             --             (2)              (1)           --            --
     Class Y                                        --             --             --               --            --            --
   Net Capital Gains:
     Class A                                        --             --        (22,063)         (74,378)           --            --
     Class I                                        --             --            (26)              --            --            --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                              --             --        (24,665)         (79,077)           --            --
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                68,125(6)     148,756        166,723(6)       595,128       218,502(6)    467,324
     Reinvestment of Cash Distributions             --             --         22,098           71,313            --            --
     Cost of Shares Redeemed                   (75,515)(7)   (113,684)      (232,692)(7)     (686,945)     (219,514)(7)  (515,629)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions          (7,390)        35,072        (43,871)         (20,504)       (1,012)      (48,305)
----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                    --             --            781            1,615         1,299         2,642
     Reinvestment of Cash Distributions             --             --             22                1            --            --
     Cost of Shares Redeemed                        --             --           (134)            (713)         (420)         (371)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                      --             --            669              903           879         2,271
----------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                    --             --             --               --            --            --
     Reinvestment of Cash Distributions             --             --             --               --            --            --
     Cost of Shares Redeemed                        --             --             --               --            --            --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class Y Transactions                      --             --             --               --            --            --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Capital Share
     Transactions                               (7,390)        35,072        (43,202)         (19,601)         (133)      (46,034)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets           (8,529)        18,635        (62,369)        (101,714)       19,904      (212,559)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                         143,764        125,129        692,395          794,109       608,878       821,437
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                              $135,235      $ 143,764      $ 630,026        $ 692,395      $628,782      $608,878
==================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

(1) See Note 5 in the notes to financial statements for additional information.
(2) Includes realized gain of $1,772 due to in-kind redemption (see note 9).
(3) Includes realized gain of $8,724 due to in-kind redemption (see note 9).
(4) Includes realized loss of $19,307 due to in-kind redemption (see note 9).
(5) Includes realized loss of $48,448 due to in-kind redemption (see note 9).
(6) Includes subscriptions as a result of in-kind transfer of securities (see note 9).
(7) Includes redemptions as a result of in-kind transfer of securities (see note
    9).
(8) Includes realized loss of $5,443 due to in-kind redemptions (see note 9).
(9) Includes realized gain of $345 due to in-kind redemptions (see note 9).
(10) Includes realized loss of $274 due to in-kind redemptions (see note 9).
(11) Includes realized gain of $292 due to in-kind redemptions (see note 9).




--------------------------------------------------------------------------------
                                     84 & 85
      SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited) and for the year ended September 30, 2002

---------------------------------------------------------------------------------------------------------------------------
                                                                                 CORE                     HIGH YIELD
                                                 MID-CAP FUND              FIXED INCOME FUND               BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                           10/1/02      10/1/01         10/1/02      10/1/01        10/1/02       10/1/01
                                        to 3/31/03   to 9/30/02      to 3/31/03   to 9/30/02     to 3/31/03    to 9/30/02
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $   120    $    184     $    71,935  $   178,659      $  36,738    $  67,443
   Net Realized Gain (Loss) from Investment
     Transactions, Futures
     and Options Contracts                   (1,499)      3,243          27,521       92,617         (5,784)     (89,095)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments,
     Futures and Options Contracts            2,125      (2,532)         17,823      (60,374)        42,733       61,586
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                            746         895         117,279      210,902         73,687       39,934
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                   (119)       (165)        (74,097)    (178,337)       (36,865)     (67,313)
     Class I                                     --          --            (105)        (100)            --           --
   Net Capital Gains:
     Class A                                   (165)         --         (72,339)     (52,227)            --           --
     Class I                                     --          --            (101)          (2)            --           --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (284)       (165)       (146,642)    (230,666)       (36,865)     (67,313)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued             14,669      60,590         915,714    1,631,065        281,491      364,174
     Reinvestment of Cash Distributions         238         139         133,604      212,027         34,672       64,439
     Cost of Shares Redeemed                (10,865)    (68,936)     (1,089,018)  (1,655,330)      (205,942)    (377,023)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions        4,042      (8,207)        (39,700)     187,762        110,221       51,590
---------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                 --          --           4,263        4,858             --           --
     Reinvestment of Cash Distributions          --          --             183           92             --           --
     Cost of Shares Redeemed                     --          --          (1,523)        (881)            --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                   --          --           2,923        4,069             --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          4,042      (8,207)        (36,777)     191,831        110,221       51,590
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      4,504      (7,477)        (66,140)     172,067        147,043       24,211
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       25,499      32,976       3,691,214    3,519,147        745,525      721,314
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $30,003    $ 25,499     $ 3,625,074  $ 3,691,214      $ 892,568    $ 745,525
===========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the notes to financial statements for additional information. The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

                       This page intentionally left blank.

Financial Highlights


For the six month ended March 31, 2003 (Unaudited) and the years ended September 30, For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and               Distributions
               Net Asset        Net    Unrealized Distributions          from                                      Ratio of
                  Value, Investment         Gains      from Net      Realized  Net Asset              Net Assets   Expenses
               Beginning     Income      (Losses)    Investment       Capital Value, End     Total End of Period to Average
               of Period     (Loss) on Securities        Income         Gains  of Period   Return+ ($ Thousands) Net Assets
----------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2003*          $ 7.50     $0.04        $ 0.30        $(0.04)        $  --      $ 7.80     4.53%    $1,496,313       0.85%
   2002             9.49      0.06         (1.98)        (0.07)           --        7.50   (20.44)     1,436,467       0.85
   2001            13.62      0.07         (4.13)        (0.07)           --        9.49   (29.92)     1,658,097       0.85
   2000            12.65      0.09          1.00         (0.09)        (0.03)      13.62     8.66      1,969,302       0.85
   1999             9.61      0.08          3.04         (0.08)           --       12.65    32.60        710,136       0.85
   1998(1)         10.00      0.04         (0.42)        (0.01)           --        9.61    (3.82)       170,097       0.85
 Class Y
   2003*          $ 7.50     $0.05        $ 0.30        $(0.05)        $  --      $ 7.80     4.69%    $    3,318       0.55%
   2002(2)         10.45      0.05         (2.98)        (0.02)           --        7.50   (28.05)         2,631       0.55

LARGE CAP VALUE FUND
 Class A
   2003*          $13.94     $0.12        $ 0.19        $(0.12)        $  --      $14.13     2.18%    $2,988,844       0.85%
   2002            17.39      0.21         (3.26)        (0.21)        (0.19)      13.94   (18.06)     2,896,977       0.85
   2001            18.70      0.21         (1.14)        (0.22)        (0.16)      17.39    (5.08)     3,590,194       0.85
   2000            18.97      0.27          0.56         (0.26)        (0.84)      18.70     4.47      3,548,830       0.85
   1999            17.31      0.24          2.67         (0.24)        (1.01)      18.97    17.13      2,452,540       0.85
   1998            19.37      0.25         (0.42)        (0.26)        (1.63)      17.31    (1.40)     1,410,903       0.85
 Class I
   2003*          $13.94     $0.10        $ 0.18        $(0.10)        $  --      $14.12     1.99%    $    7,472       1.10%
   2002            17.39      0.19         (3.28)        (0.17)        (0.19)      13.94   (18.24)         6,175       1.10
   2001(3)         19.38      0.03         (2.02)           --            --       17.39   (10.27)           152       1.10

LARGE CAP GROWTH FUND
 Class A
   2003*          $12.97     $0.01(7)     $ 0.63        $   --         $  --      $13.61     4.93%    $3,093,723       0.85%
   2002            16.73     (0.04)(7)     (3.72)           --            --       12.97   (22.47)     2,904,802       0.85
   2001            36.24     (0.06)       (17.75)           --         (1.70)      16.73   (51.08)     3,487,142       0.85
   2000            28.58     (0.04)         8.67            --         (0.97)      36.24    30.67      4,898,050       0.85
   1999            21.01     (0.05)         7.92            --         (0.30)      28.58    37.74      2,626,807       0.85
   1998            20.40      0.03          1.62         (0.04)        (1.00)      21.01     8.35      1,379,199       0.85
 Class I
   2003*          $12.92    $(0.01)(7)    $ 0.64        $   --         $  --      $13.55     4.88%    $    9,612       1.10%
   2002            16.72     (0.07)(7)     (3.73)           --            --       12.92   (22.73)         7,934       1.10
   2001(3)         20.60     (0.01)        (3.87)           --            --       16.72   (18.83)            81       1.10

TAX-MANAGED SMALL CAP FUND
 Class A
   2003*          $ 7.54    $(0.01)       $(0.12)       $   --         $  --      $ 7.41    (1.72)%   $  135,235       1.10%
   2002             8.15     (0.01)        (0.60)           --            --        7.54    (7.48)       143,764       1.10
   2001(4)         10.00        --         (1.84)        (0.01)(6)        --        8.15   (18.46)       125,129       1.10

SMALL CAP VALUE FUND
 Class A
   2003*          $13.99     $0.05        $ 0.03        $(0.05)        $(0.44)    $13.58     0.38%    $  628,681       1.10%
   2002            15.66      0.08         (0.21)        (0.09)         (1.45)     13.99    (2.20)       691,668       1.10
   2001            16.13      0.13          0.36         (0.14)         (0.82)     15.66     3.12        794,109       1.10
   2000            14.06      0.15          2.05         (0.13)            --      16.13    15.74        897,276       1.10
   1999            13.67      0.05          0.57         (0.05)         (0.18)     14.06     4.47        572,125       1.10
   1998            17.85      0.05         (2.22)        (0.04)         (1.97)     13.67   (13.68)       430,010       1.10
 Class I
   2003*          $13.99     $0.03        $ 0.04        $(0.04)        $(0.44)    $13.58    0.26%     $    1,345       1.35%
   2002(5)         16.47      0.02         (2.49)        (0.01)            --      13.99   (14.99)           727       1.35


---------------------------------------------------------------
                                        Ratio of Net
               Ratio of Net   Ratio of    Investment
                 Investment   Expenses Income (Loss)
                     Income to Average    to Average
                     (Loss) Net Assets    Net Assets Portfolio
                 to Average (Excluding    (Excluding  Turnover
                 Net Assets   Waivers)      Waivers)      Rate
---------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
 Class A
   2003*               0.99%      1.03%         0.81%       52%
   2002                0.65       1.03          0.47        80
   2001                0.60       1.01          0.44        84
   2000                0.69       1.06          0.48        47
   1999                0.71       0.90          0.66        21
   1998(1)             1.18       0.90          1.13        12
 Class Y
   2003*               1.27%      0.73%         1.09%       52%
   2002(2)             1.03       0.72          0.86        80

LARGE CAP VALUE FUND
 Class A
   2003*               1.68%      0.98%         1.55%       24%
   2002                1.23       0.97          1.11        41
   2001                1.11       0.97          0.99        89
   2000                1.55       0.97          1.43        70
   1999                1.26       0.85          1.26        49
   1998                1.42       0.85          1.42        79
 Class I
   2003*               1.44%      1.23%         1.31%       24%
   2002                1.01       1.22          0.89        41
   2001(3)             1.09       1.22          0.97        89

LARGE CAP GROWTH FUND
 Class A
   2003*               0.12%      1.02%        (0.05)%      43%
   2002               (0.21)      1.02         (0.38)       62
   2001               (0.29)      1.03         (0.47)      112
   2000               (0.32)      1.02         (0.49)       69
   1999               (0.24)      0.90         (0.29)       45
   1998                0.11       0.90          0.06        80
 Class I
   2003*              (0.12)%     1.27%        (0.29)%      43%
   2002               (0.41)      1.27         (0.58)       62
   2001(3)            (0.45)      1.28         (0.63)      112

TAX-MANAGED SMALL CALL FUND
 Class A
   2003*              (0.14)%     1.28%        (0.32)%      66%
   2002               (0.21)      1.26         (0.37)       86
   2001(4)            (0.04)      1.30         (0.24)       82

SMALL CAP VALUE FUND
 Class A
   2003*               0.71%      1.28%         0.53%       30%
   2002                0.46       1.27          0.29        48
   2001                0.78       1.26          0.62        99
   2000                1.03       1.28          0.85       119
   1999                0.38       1.10          0.38       130
   1998                0.34       1.10          0.34        77
 Class I
   2003*               0.46%      1.53%         0.28%       30%
   2002(5)             0.21       1.52          0.04        48



--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

-----------------------------------------------------------------------------------------------------------------------------

                                      Net Realized
                                               and               Distributions
                Net Asset        Net    Unrealized Distributions          from                                      Ratio of
                   Value, Investment         Gains      from Net      Realized  Net Asset              Net Assets   Expenses
                Beginning     Income      (Losses)    Investment       Capital Value, End     Total End of Period to Average
                of Period     (Loss) on Securities        Income         Gains  of Period   Return+ ($ Thousands) Net Assets
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2003*           $ 9.62    $(0.03)(7)     $ 0.29       $   --         $   --    $ 9.88      2.70%   $  626,002       1.10%
   2002             12.35     (0.09)(7)      (2.64)          --             --      9.62    (22.11)      606,999       1.10
   2001             30.57     (0.14)        (10.81)          --          (7.27)    12.35    (42.83)      821,391       1.10
   2000             21.12     (0.01)         11.28           --          (1.82)    30.57     55.28     1,575,462       1.10
   1999             13.68     (0.12)          7.62           --          (0.06)    21.12     55.00       931,024       1.10
   1998             19.32     (0.08)         (4.92)          --          (0.64)    13.68    (26.53)      536,393       1.10
 Class I
   2003*           $ 9.59    $(0.05)(7)     $ 0.30       $   --         $   --    $ 9.84      2.61%   $    2,780       1.35%
   2002             12.35     (0.08)(7)      (2.68)          --             --      9.59    (22.35)        1,879       1.35
   2001(3)          15.59     (0.02)         (3.22)          --             --     12.35    (20.78)           46       1.35

MID-CAP FUND
 Class A
   2003*           $11.74    $ 0.04         $ 0.18       $(0.05)        $(0.06)   $11.85      1.83%   $   30,003       1.00%
   2002             12.19      0.06          (0.46)(8)    (0.05)            --     11.74     (3.34)       25,499       1.00
   2001             17.42      0.07          (3.22)       (0.08)         (2.00)    12.19    (19.59)       32,976       1.00
   2000             15.19      0.07           3.76        (0.07)         (1.53)    17.42     27.14        42,148       1.00
   1999             14.00      0.07           2.21        (0.07)         (1.02)    15.19     16.53        34,995       1.00
   1998             19.56      0.13          (2.67)       (0.15)         (2.87)    14.00    (15.41)       35,160       1.00

CORE FIXED INCOME FUND
 Class A
   2003*           $10.67    $ 0.22         $ 0.13       $(0.22)        $(0.22)   $10.58      3.38%   $3,617,915       0.60%
   2002             10.75      0.52           0.08        (0.52)         (0.16)    10.67      5.89     3,686,946       0.60
   2001             10.08      0.61           0.67        (0.61)            --     10.75     13.00     3,519,061       0.60
   2000             10.03      0.62           0.05        (0.62)            --     10.08      6.97     3,113,103       0.60
   1999             10.92      0.56          (0.66)       (0.56)         (0.23)    10.03     (0.96)    2,348,453       0.60
   1998             10.40      0.61           0.54        (0.61)         (0.02)    10.92     11.42     1,465,285       0.60
 Class I
   2003*           $10.67    $ 0.21         $ 0.13       $(0.21)        $(0.22)   $10.58      3.26%   $    7,159       0.85%
   2002             10.76      0.49           0.07        (0.49)         (0.16)    10.67      5.53         4,268       0.85
   2001(3)          10.60      0.08           0.16        (0.08)            --     10.76      2.28            86       0.85

HIGH YIELD BOND FUND
 Class A
   2003*           $ 7.60    $ 0.34         $ 0.33       $(0.34)        $   --    $ 7.93      9.03%   $  892,568       0.85%
   2002              7.86      0.70          (0.26)       (0.70)            --      7.60      5.45       745,525       0.85
   2001              9.15      0.88          (1.29)       (0.88)            --      7.86     (4.76)      721,314       0.85
   2000             10.11      0.96          (0.96)       (0.96)            --      9.15     (0.09)      763,941       0.85
   1999             10.81      1.02          (0.64)       (1.02)         (0.06)    10.11      3.51       507,218       0.85
   1998             11.66      1.04          (0.75)       (1.04)         (0.10)    10.81      2.25       314,937       0.85




---------------------------------------------------------------
                                         Ratio of Net
                Ratio of Net   Ratio of    Investment
                  Investment   Expenses Income (Loss)
                      Income to Average    to Average
                      (Loss) Net Assets    Net Assets Portfolio
                  to Average (Excluding    (Excluding  Turnover
                  Net Assets   Waivers)      Waivers)      Rate
---------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2003*             (0.65)%     1.28%        (0.83)%       83%
   2002              (0.69)      1.27         (0.86)       156
   2001              (0.80)      1.29         (0.99)       157
   2000              (0.74)      1.27         (0.91)       182
   1999              (0.72)      1.10         (0.72)       141
   1998              (0.56)      1.10         (0.56)       128
 Class I
   2003*             (0.89)%     1.53%        (1.07)%       83%
   2002              (0.71)      1.53         (0.89)       156
   2001(3)           (1.12)      1.54         (1.31)       157

MID-CAP FUND
 Class A
   2003*              0.79%      1.03%         0.76%        60%
   2002               0.39       1.02          0.37        222
   2001               0.51       1.02          0.49        193
   2000               0.48       1.05          0.43        170
   1999               0.40       1.00          0.40        139
   1998               0.93       1.00          0.93        106

CORE FIXED INCOME FUND
 Class A
   2003*              4.21%      0.84%         3.97%       184%
   2002               4.96       0.84          4.72        379
   2001               5.79       0.84          5.55        358
   2000               6.27       0.83          6.04        265
   1999               5.47       0.60          5.47        334
   1998               5.77       0.60          5.77        344
 Class I
   2003*              3.91%      1.09%         3.67%       184%
   2002               4.52       1.09          4.28        379
   2001(3)            5.01       1.09          4.77        358

HIGH YIELD BOND FUND
 Class A
   2003*              8.86%      1.12%         8.59%        48%
   2002               8.67       1.12          8.40        126
   2001              10.27       1.12         10.00        105
   2000               9.92       1.12          9.65         40
   1999               9.62       0.89          9.58         17
   1998               8.94       0.89          8.90         56

* For the six month period ended March 31, 2003. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 5, 1998. All ratios for the period have been annualized.
(2) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 31, 2000. All ratios for the period have been annualized.
(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(6) Return of Capital.
(7) Based on average shares outstanding.
(8) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         89

Notes to Financial Statements (Unaudited)



1. ORGANIZATION
SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 9 diversified Funds (the "Funds"): Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Core Fixed Income and High Yield Bond Funds. The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Core Fixed Income and High Yield Bond Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies. Effective December 31, 2002, Capital Appreciation, Equity Income and Balanced Funds were liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available are valued in accordance with fair value procedures as determined in good faith by the Board of Trustees.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Adviser of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.

Since litigation costs are considered "extraordinary" expenses, the Funds will bear the cost of this litigation over and above the expense caps established by SEI for the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Large Cap Growth and Mid-Cap Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap, Small Cap Value, and the Small Cap Growth Funds utilized the Russell 2000 Index future contracts; and the Core Fixed Income Fund utilized U.S. Treasury Notes, 10 year notes and 30 year bonds futures contracts during the six month period ended March 31, 2003. The Funds' investments in S&P 500 Composite Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon





--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003
whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, or that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets and Statements of Assets and Liabilities to the extent of the contract amounts.

The following Funds had Long (Short) futures contracts open as of March 31, 2003.

------------------------------------------------------------------
                                                        Unrealized
                                Contract              Appreciation
Contract             Number of     Value Expiration (Depreciation)
Description          Contracts     (000)       Date          (000)
------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
S&P 500 Composite Index     99  $20,508    06/20/03          $ 456
                                                             -----
LARGE CAP VALUE FUND
S&P 500 Composite Index     59   12,140    06/20/03            353
                                                             -----
LARGE CAP GROWTH FUND
S&P 500 Composite Index    169   34,773    06/20/03          1,012
                                                             -----
TAX-MANAGED SMALL CAP FUND
Russell 2000 Index          59   10,836    06/19/03            (85)
                                                             -----
SMALL CAP VALUE FUND
Russell 2000 Index         106   19,460    06/19/03           (145)
                                                             -----
SMALL CAP GROWTH FUND
Russell 2000 Index         151   27,744    06/19/03           (228)
                                                             -----
MID-CAP FUND
S&P 500 Composite Index      2      418    06/20/03              5
                                                             -----
CORE FIXED INCOME FUND
June 2003 Ten Year
  Agency Note              304   34,162    06/21/03           (110)
June 2003 Five Year
  Treasury Note           (221) (25,120)   06/23/03             37
June 2003 Five Year
  Treasury Note           (358) (40,444)   06/20/03           (189)
June 2003 Ten Year
  Treasury Note           (656) (75,500)   06/21/03            142
June 2003 Ten Year
  Treasury Note           (814) (94,000)   06/22/03            492
June 2003 30 Year
  Bond                     172   19,704    06/21/03           (311)
June 2003 30 Year
  Bond                     365   10,351    06/21/03           (271)
June 2003 30 Year
  Bond                    (321) (36,445)   06/21/03            252
                                                             -----
                                                                42
                                                             -----





OPTION SELLING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of March 31, 2003 as disclosed in the Fund's Schedule of Investments.

TBA PURCHASE COMMITMENTS -- The Core Fixed Income Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest-and principal-only components of mortgage backed securities. The Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.






--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         91

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth and Mid-Cap Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds.

The Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. ADMINISTRATOR, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Administrator"), are parties to an amedended and restated Administration and Transfer Agency agreement dated September 16, 2002 under which the Administrator provides administrator and transfer agency services to the fund for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class I, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. Prior to September 16, 2002, the Administrator was party to seperate agreements with the Funds dated January 22, 1987, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds' average daily net assets, at an annual rate of 0.65% of the Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of 0.275% of the Core Fixed Income Fund's average daily net assets, and at an annual rate of 0.4875% of the High Yield Bond Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its fee in an amount equal to 0.05% of the average daily net assets of the Tax-Managed Large Cap and Large Cap Growth Funds.




--------------------------------------------------------------------------------
92         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

SIMC has entered into investment sub-advisory agreements with the following parties:

----------------------------------------------------------------
                                             Currently Managing
                                     Date of  a Portion of Fund
Investment Sub-Adviser             Agreement              (Y/N)
----------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Barclays Global Fund Advisors       12/09/02               Y
Equinox Capital Management LLC      09/20/00               Y
LSV Asset Management                08/03/01               Y
Montag and Caldwell, Inc.           03/12/02               Y
Parametric Portfolio Associates     06/28/01               Y
Peregrine Capital Management        02/16/01               Y
Sanford C. Bernstein & Co.          10/02/00               Y
Transamerica Investment
   Management, LLC                  09/17/01               Y

LARGE CAP VALUE FUND
Barclays Global Fund Advisors       12/09/02               Y
Iridian Asset Management LLC        09/06/02               Y
LSV Asset Management                03/31/95               Y
Sanford C. Bernstein & Co.          12/15/97               Y

LARGE CAP GROWTH FUND
Goldman Sachs Asset Management      01/24/03               Y
McKinley Capital Management, Inc.   06/26/02               Y
Montag and Caldwell, Inc.           03/12/02               Y
Peregrine Capital Management        12/07/00               Y
Transamerica Investment
   Management, LLC                  09/17/01               Y

TAX-MANAGED SMALL CAP FUND
David J. Green and Company, LLC     10/31/00               Y
LSV Asset Management                08/14/00               Y
Mazama Capital Management, LLC      12/09/02               Y
McKinley Capital Management, Inc.   08/14/00               Y
Sawgrass Asset Management LLC       08/14/00               Y
Sterling Capital Management         12/08/00               Y

SMALL CAP VALUE FUND
Artisan Partners Limited
   Partnership                      03/26/99               Y
Chartwell Investment Partners       08/18/00               Y
David J. Greene and Company, LLC    08/14/01               Y
LSV Asset Management                06/11/97               Y
Martingale Asset Management         12/09/02               Y
Security Capital Group, Inc.        05/14/02               Y
Sterling Capital Management         12/08/00               Y

SMALL CAP GROWTH FUND
Lee Munder Investments Ltd.         12/09/02               Y
Mazama Capital Management LLC       12/13/99               Y
McKinley Capital Management Inc.    10/30/00               N
RS Investment Management            03/23/98               Y
Sawgrass Asset Management, LLC      03/30/99               Y
Wellington Management Co., LLP      03/14/02               Y

MID-CAP FUND
Martingale Asset Management, L.P.   09/26/95               Y




----------------------------------------------------------------
                                             Currently Managing
                                     Date of  a Portion of Fund
Investment Sub-Adviser             Agreement              (Y/N)
----------------------------------------------------------------
CORE FIXED INCOME FUND
BlackRock, Inc.                     01/02/96               Y
Metropolitan West Asset Management  06/26/02               Y
Western Asset Management Company    11/13/95               Y

HIGH YIELD BOND FUND
Nicholas Applegate Capital
   Management, Inc.                 06/25/01               Y
Nomura Corporate Research and
   Asset Management                 09/22/99               Y
Shenkman Capital Management         06/21/01               Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted Administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

4. TRANSACTIONS WITH AFFILIATES
The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended March 31, 2003 were as follows ($000):

Tax-Managed Large Cap Fund                            $  484
Large Cap Value Fund                                     527
Large Cap Growth Fund                                  1,239
Tax-Managed Small Cap Fund                                53
Small Cap Value Fund                                     162
Small Cap Growth Fund                                    411
                                                      ------
                                                      $2,876
                                                      ======







--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         93

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


For the period ended March 31, 2003, the Funds paid commissions to affiliated broker-dealers as follows:

Tax-Managed Large Cap Fund                          $ 69,258
Large Cap Value Fund                                 252,330
Large Cap Growth Fund                                 88,473
Tax-Managed Small Cap Fund                             2,646
Small Cap Value Fund                                  27,689
Small Cap Growth Fund                                  8,721
                                                    --------
                                                    $449,117
                                                    ========

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the period ended March 31, 2003, the Distributor retained 100% of the Shareholder Servicing fees less the waiver, and 93% of the Administration Servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service, the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended March 31, 2003 were as follows:

Tax-Managed Large Cap Fund                          $ 15,175
Large Cap Value Fund                                  29,268
Large Cap Growth Fund                                 37,864
Tax-Managed Small Cap Fund                             1,909
Small Cap Value Fund                                   3,775
Small Cap Growth Fund                                 10,139
Mid-Cap Fund                                             181
Core Fixed Income Fund                               104,913
High Yield Bond Fund                                   5,637
                                                    --------
                                                    $208,861
                                                    ========

LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended March 31, 2003 were as follows:

Tax-Managed Large Cap Fund                          $163,322
Large Cap Value Fund                                 415,311
Tax-Managed Small Cap Fund                            62,688
Small Cap Value Fund                                 274,672
                                                    --------
                                                    $915,993
                                                    ========





--------------------------------------------------------------------------------
94         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the Funds were as follows (Thousands):



For the six month period ended March 31, 2003 (Unaudited) and the year ended September 30, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                   TAX-MANAGED                  LARGE CAP                   LARGE CAP
                                                 LARGE CAP FUND                VALUE FUND                  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                           10/1/02         10/1/01       10/1/02       10/1/01        10/1/02       10/1/01
                                        to 3/31/03      to 9/30/02    to 3/31/03    to 9/30/02     to 3/31/03    to 9/30/02
-----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          92,683(1)      149,295(1)     63,667(1)    106,820         68,304(1)    125,849
     Reinvestment of Cash Distributions        832           1,073         1,655         4,467             --            --
     Shares Redeemed                       (93,133)(2)    (133,444)      (61,560)(2)  (109,925)(2)    (65,083)(2)  (110,301)(2)
-----------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                   382          16,924         3,762         1,362          3,221        15,548
-----------------------------------------------------------------------------------------------------------------------------
  Class I:
     Shares Issued                              --              --           145           536            207           735
     Reinvestment of Cash Distributions         --              --             3             2             --            --
     Shares Redeemed                            --              --           (62)         (104)          (112)         (126)
-----------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                    --              --            86           434             95           609
-----------------------------------------------------------------------------------------------------------------------------
  Class Y:
     Shares Issued                              94             371            --            --             --            --
     Reinvestment of Cash Distributions          3               1            --            --             --            --
     Shares Redeemed                           (23)            (21)           --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------
  Total Class Y Transactions                    74             351            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Shares               456          17,275         3,848         1,796          3,316        16,157
=============================================================================================================================



-----------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                   SMALL CAP                   SMALL CAP
                                                SMALL CAP FUND                 VALUE FUND                  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                           10/1/02         10/1/01       10/1/02       10/1/01        10/1/02       10/1/01
                                        to 3/31/03      to 9/30/02    to 3/31/03    to 9/30/02     to 3/31/03    to 9/30/02
-----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                           8,983(1)       16,287        11,922(1)     35,316         21,894(1)     34,748
     Reinvestment of Cash Distributions         --              --         1,528         4,359             --            --
     Shares Redeemed                        (9,788)(2)     (12,587)      (16,590)(2)   (40,949)       (21,623)(2)   (38,152)
-----------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                  (805)          3,700        (3,140)       (1,274)           271        (3,404)
-----------------------------------------------------------------------------------------------------------------------------
  Class I:
     Shares Issued                              --              --            55            94            128           224
     Reinvestment of Cash Distributions         --              --             2            --             --            --
     Shares Redeemed                            --              --           (10)          (42)           (41)          (32)
-----------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                    --              --            47            52             87           192
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Capital Shares   (805)          3,700        (3,093)       (1,222)           358        (3,212)
=============================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.
(1) Includes subscriptions as a result of in-kind transfers of securities (see note 9).
(2) Includes redemptions as a result of in-kind transfers of securities
    (see note 9).





--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         95

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Capital Share Transactions for the Funds were as follows (Thousands):



For the six month period ended March 31, 2003 (Unaudited) and the year ended September 30, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                                               CORE FIXED                   HIGH YIELD
                                                   MID-CAP FUND                INCOME FUND                   BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                             10/1/02       10/1/01       10/1/02        10/1/01       10/1/02       10/1/01
                                          to 3/31/03    to 9/30/02    to 3/31/03     to 9/30/02    to 3/31/03    to 9/30/02
-----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                             1,239         4,391        86,810        155,846        36,470        45,411
     Reinvestment of Cash Distributions           19            10        12,739         20,235         4,460         8,047
     Shares Redeemed                            (899)       (4,935)     (103,012)      (157,865)      (26,521)      (47,149)
-----------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                     359          (534)       (3,463)        18,216        14,409         6,309
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
     Shares Issued                                --            --           405            468            --            --
     Reinvestment of Cash Distributions           --            --            18              9            --            --
     Shares Redeemed                              --            --          (146)           (85)           --            --
-----------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                      --            --           277            392            --            --
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Capital Shares      359          (534)       (3,186)        18,608        14,409         6,309
=============================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.




--------------------------------------------------------------------------------
96         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2003, were as follows:


-------------------------------------------------------------
                       U.S. Gov't         Other        Total
                     ($Thousands)  ($Thousands) ($Thousands)
-------------------------------------------------------------
TAX-MANAGED
   LARGE CAP FUND
Purchases         $            --    $ 728,815     $ 728,815
Sales                          --      745,453       745,453

LARGE CAP VALUE FUND
Purchases                      --      802,057       802,057
Sales                          --      736,882       736,882

LARGE CAP GROWTH FUND
Purchases                      --    1,356,559     1,356,559
Sales                          --    1,334,193     1,334,193

TAX-MANAGED
   SMALL CAP FUND
Purchases                      --       84,558        84,558
Sales                          --      100,126       100,126

SMALL CAP VALUE FUND
Purchases                      --      201,696       201,696
Sales                          --      269,372       269,372

SMALL CAP GROWTH FUND
Purchases                      --      518,368       518,368
Sales                          --      516,053       516,053

MID-CAP FUND
Purchases                      --       20,109        20,109
Sales                          --       17,538        17,538

CORE FIXED INCOME FUND
Purchases               5,665,523      477,884     6,143,407
Sales                   5,915,728      425,001     6,340,729

HIGH YIELD BOND FUND
Purchases                      --      482,801       482,801
Sales                          --      374,398       374,398





7. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.



At September 30, 2002, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                                  Total Capital
                                       Expires         Expires        Expires         Expires Loss Carryforward
                                          2010            2009           2008            2007           9/30/02
                                 ($ Thousands)   ($ Thousands)  ($ Thousands)   ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund            $316,236        $37,081          $1,508            $--           $354,825
Large Cap Growth Fund                  903,571             --              --             --            903,571
Tax-Managed Small Cap Fund              16,905             --              --             --             16,905
Small Cap Growth Fund                  218,424         53,368              --             --            271,792
High Yield Bond Fund                   129,196          8,142           3,715              8            141,061




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003         97

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)


For Federal income tax purposes, the cost of securities owned at March 31, 2003, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, option contracts and futures held by the Funds at March 31, 2003, were as follows:


------------------------------------------------------------------
                                                              Net
                                                       Unrealized
                         Appreciated   Depreciated   Appreciation
                          Securities    Securities (Depreciation)
                       ($ Thousands) ($ Thousands)  ($ Thousands)
------------------------------------------------------------------
Tax-Managed Large Cap Fund  $ 66,052    $(281,272)     $(215,220)
Large Cap Value Fund         157,634     (791,495)      (633,861)
Large Cap Growth Fund        103,721     (700,070)      (596,349)
Tax-Managed Small
   Cap Fund                    9,313      (23,257)       (13,944)
Small Cap Value Fund          68,967      (97,202)       (28,235)
Small Cap Growth Fund         41,715     (169,330)      (127,615)
Mid-Cap Fund                   1,393       (3,134)        (1,741)
Core Fixed Income Fund       141,177      (57,776)        83,401
High Yield Bond Fund          34,032      (19,970)        14,062



8. WRITTEN OPTIONS TRANSACTIONS
Written option transactions entered into during the period ended March 31, 2003 are summarized as follows:


-------------------------------------------------------------
                          Core Fixed Income
-------------------------------------------------------------
                                                    Premium
                             # of Contracts    ($Thousands)
-------------------------------------------------------------
Balance at the beginning
  of period                           2,112         $ 2,529
Written                          87,366,633           7,441
Expired                         (43,683,303)         (3,092)
Exercised                                --              --
Closing Buys                        (4,536)         (5,805)
-------------------------------------------------------------
Balance at the end of period    43,680,906         $ 1,073
=============================================================

At March 31, 2003 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

9. IN-KIND TRANSFERS
During the period ended March 31, 2003, the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value and Small Cap Growth Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.


-------------------------------------------------------------
                    Shares Issued
                       (Redeemed)          Value Gain/(Loss)
-------------------------------------------------------------
Tax-Managed Large Cap Fund
  12/18/02             (9,701,067) $(256,431,971) $1,637,039
  2/11/03               9,158,187    223,254,309     135,346
Large Cap Value Fund
  12/18/02              5,473,767    122,309,451          --
  2/14/03              (4,560,067)   (98,898,555)  8,723,929
Large Cap Growth Fund
  12/18/02              4,227,300    134,122,520          --
  2/11/03              (4,598,120)  (124,355,754) (5,443,323)
Tax-Managed Small Cap Fund
  12/18/02               (530,895)   (11,047,214)    344,516
  2/11/03                 534,205     10,544,586          --
Small Cap Value Fund
  12/18/02             (3,308,600)   (60,192,603)   (182,967)
  12/18/02                348,650      6,465,993          --
  2/11/03                (346,550)     5,957,882     (91,483)
Small Cap Growth Fund
  12/18/02                182,245      4,581,222          --
  2/11/03                (187,655)    (4,586,704)    292,468


10. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.







--------------------------------------------------------------------------------
98         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2003

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2003



Robert A. Nesher, CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

SEI INVESTMENTS




SEI Investments Distribution Co.

Oaks, PA 19456

1 800-DIAL-SEI (1 800 342 5734)





SEI-F-092 (03/03)